    As filed with the Securities and Exchange Commission on April 29, 2009
                                                            File No. 333-147565
                                                                      811-22146

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.                        [_]


                      Post-Effective Amendment No. 10                      [X]


                                    and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 10                             [X]

                       (Check appropriate box or boxes.)

                               -----------------


                     PHL Variable Accumulation Account II

                          (Exact Name of Registrant)

                               -----------------

                        PHL Variable Insurance Company
                              (Name of Depositor)

                               -----------------

              One American Row, Hartford, Connecticut 06102-5056
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (800) 447-4312
              (Depositor's Telephone Number, including Area Code)

                               -----------------

                              John H. Beers, Esq.
                        PHL Variable Insurance Company
                               One American Row
                            Hartford, CT 06102-5056
                    (Name and Address of Agent for Service)

                               -----------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It  is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                               -----------------

Title of Securities Being Registered: Deferred variable annuity contracts

================================================================================

                                    PART A

                         Phoenix Portfolio Advisor(R)

                          Individual Variable Annuity
  Issued by: PHL Variable Accumulation Account II and PHL Variable Insurance
                                    Company


 PROSPECTUS                                                       May 1, 2009


  This prospectus describes the Phoenix Portfolio Advisor/SM/ Individual Variable Annuity Contract (Contract) offered by PHL Variable Insurance Company (We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during both the Accumulation and Annuity Periods, If elected, you will also pay a fee for the Guaranteed Minimum Withdrawal Benefit (GMWB), and the Guaranteed Minimum Death Benefit (GMDB). Additionally, You will pay any applicable Transaction Fees (described below), fees associated with the Investment Portfolios you select as well as any expenses incurred in the retention of an Investment Advisor. Under the terms of the Contract, you may not enter the Annuity Period until two
(2) years from the date you purchase the Contract. This time period may vary by state.
  Before purchasing the Contract in most states, you must consent to Our electronic delivery of all documents and reports relating to your Contract and the Investment Portfolios you have selected. You provide your consent by signing the contract application. The application contains a statement indicating that you agree to access all information relating to your contract electronically. Paper versions of these documents will not be sent unless you elect to receive paper documents after purchasing the Contract, or otherwise request a specific document. Of course, you can print out any document We make available or transmit to you, and We encourage you to do so. You may revoke your consent at any time.

  The Contract has a variety of investment options that are Sub-accounts of PHL Variable Accumulation Account II. These Sub-accounts invest in the Investment Portfolios listed below. You can put your money in any of the Sub-accounts. We may impose a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios.


 AIM Variable Insurance Funds - Series  .  Fidelity(R) VIP Strategic Income
 I Shares                                  Portfolio
 .  AIM V.I. Dynamics Fund              .  Fidelity(R) VIP Value Portfolio
 .  AIM V.I. Financial Services Fund    .  Fidelity(R) VIP Value Leaders
 .  AIM V.I. Global Real Estate Fund       Portfolio
 .  AIM V.I. High Yield Fund            .  Fidelity(R) VIP Value Strategies
 .  AIM V.I. International Growth Fund     Portfolio
 .  AIM V.I. Mid Cap Core Equity Fund   Financial Investors Variable
 .  AIM V.I. Technology Fund            Insurance Trust - Class II
 .  AIM V.I. Utilities Fund             .  Ibbotson Balanced ETF Asset
 AllianceBernstein(R) Variable             Allocation Portfolio
 Products Series (VPS) Fund, Inc. -     .  Ibbotson Conservative ETF Asset
 Class B                                   Allocation Portfolio
 .  AllianceBernstein VPS               .  Ibbotson Growth ETF Asset
    International Growth Portfolio         Allocation Portfolio
 .  AllianceBernstein VPS               .  Ibbotson Income and Growth ETF
    International Value Portfolio          Asset Allocation Portfolio
 .  AllianceBernstein Intermediate      Franklin Templeton Variable Insurance
    Bond Portfolio                      Products Trust - Class 2
 Dreyfus Investment Portfolios -        .  Franklin High Income Securities
 Service Shares                            Fund
 .  Dreyfus IP MidCap Stock Portfolio   .  Franklin Income Securities Fund
 .  Dreyfus IP Small Cap Stock Index    .  Franklin Mutual Global Discovery
    Portfolio                              Securities Fund
 Dreyfus Stock Index Fund, Inc. -       .  Franklin Small Cap Value
 Service Shares                            Securities Fund
 .  Dreyfus Stock Index Fund            .  Franklin Small-Mid Cap Growth
 Dreyfus Variable Investment Fund -        Securities Fund
 Service Shares                         .  Franklin Strategic Income
 .  Dreyfus VIF International Equity       Securities Fund
    Portfolio                           .  Franklin U.S. Government Fund
 .  Dreyfus VIF International Value     .  Templeton Global Bond Securities
    Portfolio                              Fund
 Fidelity(R) Variable Insurance         Janus Aspen Series - Service Shares
 Products - Service Class 2             .  Janus Aspen Balanced Portfolio
 .  Fidelity(R) VIP Balanced Portfolio  .  Janus Aspen Enterprise Portfolio
 .  Fidelity(R) VIP Contrafund(R)       .  Janus Aspen Flexible Bond Portfolio
    Portfolio                           .  Janus Aspen Global Technology
 .  Fidelity(R) VIP Disciplined Small      Portfolio
    Cap Portfolio                       .  Janus Aspen Growth and Income
 .  Fidelity(R) VIP Dynamic Capital        Portfolio
    Appreciation Portfolio              .  Janus Aspen Overseas Portfolio
 .  Fidelity(R) VIP Equity-Income       .  Janus Aspen Research Core Portfolio
    Portfolio                           Lazard Retirement Series, Inc. -
 .  Fidelity(R) VIP Growth & Income     Service Shares
    Portfolio                           .  Lazard Retirement Emerging Markets
 .  Fidelity(R) VIP Growth                 Portfolio
    Opportunities Portfolio             Northern Lights Variable Trust
 .  Fidelity(R) VIP Growth Portfolio    .  JNF Chicago Equity Partners
 .  Fidelity(R) VIP High Income            Balanced Portfolio
    Portfolio                           .  JNF Chicago Equity Partners Equity
 .  Fidelity(R) VIP International          Portfolio
    Capital Appreciation Portfolio      .  JNF Loomis Sayles Bond Portfolio*
 .  Fidelity(R) VIP Investment Grade    .  JNF Money Market Portfolio
    Bond Portfolio                      Oppenheimer Variable Account Funds -
 .  Fidelity(R) VIP Mid Cap Portfolio   Service Shares
 .  Fidelity(R) VIP Overseas Portfolio  .  Oppenheimer Balanced Fund/VA
 .  Fidelity(R) VIP Real Estate
    Portfolio
 -----------------------------------------------------------------------------


               /1/Closed to new investment on November 14, 2008.

  The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

 .  Oppenheimer Core Bond Fund/VA       .  Rydex VT Inverse Government Long
 .  Oppenheimer Global Securities          Bond Strategy Fund
    Fund/VA                             .  Rydex VT Inverse Mid-Cap Strategy
 .  Oppenheimer International Growth       Fund
    Fund/VA                             .  Rydex VT Inverse NASDAQ - 100(R)
 .  Oppenheimer Main Street Fund(R)/VA     Strategy Fund
 .  Oppenheimer Value Fund/VA           .  Rydex VT Inverse Russell 2000(R)
 The Phoenix Edge Series Fund              Strategy Fund
 .  Phoenix Capital Growth Series       .  Rydex VT Inverse S&P 500 Strategy
 .  Phoenix Growth and Income Series       Fund
 .  Phoenix Mid-Cap Growth Series       .  Rydex VT Japan 2x Strategy Fund
 .  Phoenix-Aberdeen International      .  Rydex VT S&P 500 Pure Growth Fund
    Series                              .  Rydex VT S&P 500 Pure Value Fund
 .  Phoenix Small-Cap Growth Series     .  Rydex VT Leisure Fund
 .  Phoenix-Duff & Phelps Real Estate   .  Rydex VT Mid-Cap 1.5x Strategy Fund
    Securities Series                   .  Rydex VT S&P Mid-Cap 400 Pure Fund
 PIMCO Variable Insurance Trust -       .  Rydex VT S&P Mid-Cap 400 Pure
 Administrative Class                      Value Fund
 .  PIMCO VIT All Asset Portfolio       .  Rydex VT Multi-Cap Core Equity Fund
 .  PIMCO VIT Foreign Bond Portfolio    .  Rydex VT Multi-Multi Hedge
    (U.S. Dollar-Hedged)                   Strategies Fund/2/
 .  PIMCO VIT Long Term U.S.            .  Rydex VT Nova Fund
    Government Portfolio                .  Rydex VT NASDAQ - 100(R) 2x
 .  PIMCO VIT RealEstateRealReturn         Strategy Fund
    Strategy Portfolio/1/               .  Rydex VT NASDAQ - 100(R) Fund
 .  PIMCO VIT Short-Term Portfolio      .  Rydex VT Precious Metals Fund
 PIMCO Variable Insurance Trust -       .  Rydex VT Real Estate Fund
 Advisor Class                          .  Rydex VT Retailing Fund
 .  PIMCO VIT CommodityRealReturn(TM)   .  Rydex VT Russell 2000(R) 1.5x
    Strategy Portfolio                     Strategy Fund
 .  PIMCO VIT Emerging Markets Bond     .  Rydex VT Russell 2000(R) 2x
    Portfolio                              Strategy Fund
 .  PIMCO VIT Global Bond Portfolio     .  Rydex VT S&P 500 2x Strategy Fund
    (Unhedged)                          .  Rydex VT S&P Small-Cap 600 Pure
 .  PIMCO VIT High Yield Portfolio         Growth Fund
 .  PIMCO VIT Low Duration Portfolio    .  Rydex VT S&P Small-Cap 600 Pure
 .  PIMCO VIT Real Return Portfolio        Value Fund
 .  PIMCO VIT Total Return Portfolio    .  Rydex VT Strengthening Dollar 2x
 Pioneer Variable Contracts Trust -        Strategy Fund
 Class I Shares                         .  Rydex VT Technology Fund
 .  Pioneer Growth Opportunities VCT    .  Rydex VT Telecommunications Fund
    Portfolio                           .  Rydex VT Transportation Fund
 Pioneer Variable Contracts Trust -     .  Rydex VT Utilities Fund
 Class II Shares                        .  Rydex VT Weakening Dollar 2x
 .  Pioneer Cullen Value VCT Portfolio     Strategy Fund
 .  Pioneer Emerging Markets VCT        T. Rowe Price Equity Series, Inc. -
    Portfolio                           II Class
 .  Pioneer Equity Income VCT Portfolio .  T. Rowe Price Blue Chip Growth
 .  Pioneer Fund VCT Portfolio             Portfolio - II
 .  Pioneer High Yield VCT Portfolio    .  T. Rowe Price Equity Income
 .  Pioneer Mid Cap Value VCT Portfolio    Portfolio - II
 .  Pioneer Strategic Income VCT        .  T. Rowe Price Health Sciences
    Portfolio                              Portfolio - II
 Royce Capital Fund - Investment Class  .  T. Rowe Price Limited-Term Bond
 Shares                                    Portfolio - II
 .  Royce Micro-Cap Portfolio           Third Avenue Variable Series Trust
 .  Royce Small-Cap Portfolio           .  Third Avenue Value Portfolio
 Rydex Variable Trust                   Van Eck Worldwide Insurance Trust -
 .  Rydex VT All-Cap Opportunity Fund   Initial Class
 .  Rydex VT Amerigo Fund               .  Van Eck Worldwide Bond Fund
 .  Rydex VT Banking Fund               .  Van Eck Worldwide Emerging Markets
 .  Rydex VT Basic Materials Fund          Fund
 .  Rydex VT Berolina Fund              .  Van Eck Worldwide Multi-Manager
 .  Rydex VT Biotechnology Fund            Alternatives Fund
 .  Rydex VT Clermont Fund              .  Van Eck Worldwide Real Estate Fund
 .  Rydex VT Commodities Strategy Fund  Van Eck Worldwide Insurance Trust -
 .  Rydex VT Consumer Products Fund     Class S
 .  Rydex VT Dow 2x Strategy Fund       .  Van Eck Worldwide Hard Assets Fund
 .  Rydex VT Electronics Fund           Vanguard Variable Insurance Fund(R)/3/
 .  Rydex VT Energy Fund                .  Vanguard Balanced Portfolio
 .  Rydex VT Energy Services Fund       .  Vanguard Capital Growth Portfolio
 .  Rydex VT Europe 1.25x Strategy Fund .  Vanguard Diversified Value
 .  Rydex VT Financial Services Fund       Portfolio
 .  Rydex VT Government Long Bond 1.2x  .  Vanguard Equity Index Portfolio
    Strategy Fund                       .  Vanguard International Portfolio
 .  Rydex VT Health Care Fund           .  Vanguard Short-Term Investment
 .  Rydex VT Hedged Equity Fund/2/         Grade Portfolio
 .  Rydex VT Internet Fund              .  Vanguard Small Company Growth
 .  Rydex VT Inverse Dow 2x Strategy       Portfolio
    Fund                                .  Vanguard Total Bond Market Index
                                           Portfolio
                                        .  Vanguard Total Stock Market Index
                                           Portfolio
                                        Wanger Advisors Trust
                                        .  Wanger International Select
                                        .  Wanger International
                                        .  Wanger Select
                                        .  Wanger USA


     /1/Closed to new investment on March 12, 2009. This portfolio will be liquidated on or about May 29, 2009. /2/Effective on or about May 22, 2009, the
   Rydex VT Hedged Equity Fund ("Hedged Equity Fund") will be closed to new investors and additional purchases and exchanges by existing investors. On or about May 29, 2009, the Hedged Equity Fund will be reorganized into the Rydex
VT Multi-Hedge Strategies Fund (formerly known as the Rydex VT Absolute Return Strategies Fund). /3/Vanguard is a registered trademark of The Vanguard Group.

  These Investment Portfolios may not be available in all states. You can view at Our Website the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio's management fees and other expenses you will bear indirectly.
  Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.
  Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

  To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus.

  For a free copy of the SAI, call Us at (866) 226-0170 or write Us at:


Address for correspondence sent via U.S. Mail:  Address for correspondence sent via courier or
Phoenix Portfolio Advisor/SM/ Service Center    overnight mail:
P.O. Box 36740,                                 Phoenix Portfolio Advisor/SM/ Service Center
Louisville, KY 40233                            9920 Corporate Campus Drive, Suite 1000
                                                Louisville, KY 40223.


The Contracts:
  .  are not bank deposits
  .  are not federally insured
  .  are not endorsed by any bank or government agency
  .  are not guaranteed and may be subject to loss of principal

  Purchasing the contract as part of a tax qualified plan does not provide any additional tax benefit over and above to that which results from a properly qualified plan. Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

                               TABLE OF CONTENTS


                                                     Page
----------------------------------------------------   --

Definitions of Special Terms........................    5
Highlights..........................................    7
Fee Tables..........................................    9
 Guaranteed Minimum Death Benefit Fee...............   10
 Guaranteed Minimum Withdrawal Benefit Fee..........   10
 Examples of Fees and Expenses......................   11
The Company, the Separate Account and the General
  Account...........................................   12
 The Phoenix Portfolio Advisor/SM/ Annuity Contract.   12
 Right to Cancel or "Free Look Period"..............   13
 Assignment.........................................   13
 Electronic Administration of Your Contract.........   13
 Confirmations and Statements.......................   14
Purchase............................................   15
 Purchase Payments..................................   15
 Allocation of Purchase Payments....................   15
Investment Options..................................   16
 Investment Portfolios..............................   16
Transfers...........................................   17
 Excessive Trading Limits...........................   18
 Dollar Cost Averaging Program......................   20
 Rebalancing Program................................   20
 Asset Allocation Programs..........................   21
Expenses............................................   21
 Subscription Fee...................................   21
 Guaranteed Minimum Death Benefit Fee...............   22
 Guaranteed Minimum Withdrawal Benefit Fee..........   22
 Transaction Fee....................................   22
 Investment Portfolio Expenses......................   23
 Transfer Fee.......................................   23
 Premium Taxes......................................   23
 Income Taxes.......................................   23
 Contract Value.....................................   23
 Accumulation Units.................................   23
 Access to Your Money...............................   23
 Systematic Withdrawal Program......................   24
 Suspension of Payments or Transfers................   24


                                                       Page

Guaranteed Minimum Withdrawal Benefit (GMWB)..........   24
 Asset Allocation Program Requirement.................   24
 How the Benefit Works................................   25
 Important Terms and Conditions.......................   25
 Contract Value Decreases to Zero.....................   26
 Cancellation.........................................   26
 Termination of Benefit...............................   26
Death Benefit.........................................   26
 Upon Your Death During the Accumulation Period.......   26
 Standard Death Benefit Amount During the
   Accumulation Period................................   27
 Optional Guaranteed Minimum Death Benefit Amount
   During the Accumulation Period.....................   27
 Payment of the Death Benefit During the Accumulation
   Period.............................................   28
 Death of Contract Owner During the Annuity Period....   28
 Death of Annuitant...................................   28
Annuity Payments (The Annuity Period).................   28
 Annuity Payment Amount...............................   29
 Annuity Options......................................   29
Federal Income Taxes..................................   29
 Introduction.........................................   29
 Income Tax Status....................................   30
 Taxation of Annuities in General--Nonqualified
   Plans..............................................   30
 Additional Considerations............................   31
 Owner Control........................................   32
 Diversification Standards............................   32
 Taxation of Annuities in General--Qualified Plans....   33
 Spousal Definition...................................   36
Other Information.....................................   37
 Legal Proceedings....................................
 Distributor..........................................   37
 Financial Statements.................................   38
 Experts..............................................   38
Table of Contents of the Statement of Additional
  Information.........................................   39
Appendix A--More Information About the Investment
  Portfolios..........................................  A-1
Appendix B--Deductions for Taxes--Qualified and
  Nonqualified Annuity Contracts......................  B-1
Appendix C--Guaranteed Minimum Withdrawal Benefit
  Examples............................................  C-1
Appendix D--Financial Highlights......................  D-1

Definitions of Special Terms
--------------------------------------------------------------------------------

Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

Accumulation Period: The period during which you invest money in your Contract.

Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.


Adjusted Partial Withdrawal: An amount equal to the amount of the partial withdrawal and any applicable premium taxes withheld; multiplied by the death benefit immediately prior to the partial withdrawal; and divided by the Contract Value immediately prior to the withdrawal.


Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law.

Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.

Annuity Period: The period during which We make income payments to you.

Annuity Unit: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Annuity Period.

Beneficiary: The person designated to receive any benefits under the Contract if you or the Annuitant dies.

Business Day: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

Company: PHL Variable Insurance Company, also referred to as PHL Variable, We, Us, Our and Company.

Contract: The Phoenix Portfolio Advisor/SM/ individual variable annuity contract, which provides variable investment options offered by the Company.

Contract Anniversary: The anniversary of the Business Day you purchased the Contract.

Contract Date: The date that the initial premium payment is invested under a contract.

Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.


Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner. If a Contract is owned by a non-natural person the Death Benefit is payable upon the death of the Annuitant.


Free Look Period: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.


Guaranteed Minimum Death Benefit ("GMDB"): An optional benefit you may select for an additional fee that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance.

Guaranteed Minimum Death Benefit Base: The total of all Purchase Payments, less the sum of all Adjusted Partial Withdrawals and any premium taxes, as applicable. An Adjusted Partial Withdrawal is calculated each time a withdrawal is taken.

Guaranteed Minimum Death Benefit Fee: The fee deducted by Us from the Contract Value on each Contract Anniversary date if you select the GMDB optional benefit.

Guaranteed Minimum Withdrawal Benefit ("GMWB"): An optional benefit you may select for an additional fee that guarantees a minimum amount that you will be able to withdraw from your contract, regardless of investment performance.

Guaranteed Minimum Withdrawal Benefit Fee: The fee deducted by Us from the Contract Value on each Contract Anniversary date if you select the GMWB optional benefit.

Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charges under the Contract are the Subscription Fee, the Guaranteed Minimum Death Benefit fee (if selected) and the Guaranteed Minimum Withdrawal Benefit fee (if selected).

Investment Advisor: A registered investment adviser, or an Advisor who is registered under State law or an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide asset allocation and investment advisory services.

Investment Allocations Of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

Investment Portfolios: The variable investment options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

Joint Owner: The individual who co-owns the Contract with another person.


Net Contract Value: An amount equal to the Contract Value reduced by any applicable Transaction Fees, premium taxes and the applicable portion of the Subscription Fee.

Non-qualified (contract): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA"). The Contract may be issued to a non-qualified deferred compensation plan.


Owner: You, the purchaser of the Contract are the Owner.

Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.


Qualified (Contract)/IRA: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or Individual Retirement Account or Individual Retirement Annuity "IRA".


Registered Representative: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

Rider Date: The date the Guaranteed Minimum Withdrawal Benefit rider to the Contract takes effect. It is the date shown on the Rider Specifications page of the Contract.


Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to the Website after you purchase the Contract and thereafter We maintain it for you on the Website.


Separate Account: PHL Variable Accumulation Account II of PHL Variable Insurance Company, which invests in the Investment Portfolios.


Spouse: Federal law defines "spouse" under the Defense of Marriage Act (DOMA), as a man or a woman legally joined. Neither individuals married under State or foreign laws that permit a marriage between two men or two women nor individuals participating in a civil union or other like status are spouses for any federal purposes, including provisions of the Internal Revenue Code relevant to this Contract.


Sub-Account: A segment within the Separate Account which invests in a single Investment Portfolio.

Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.


Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.


Transaction Fee: Fee imposed by the Company for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. See "Expenses - Transaction Fee" for further details, including a list of the Investment Portfolios that impose a Transaction Fee.

Website: www.portfolioadvisorva.com, which is the website for Phoenix Portfolio Advisor/SM/. You may obtain information about your Contract and request certain transactions through the Website.

Highlights
--------------------------------------------------------------------------------


  The variable annuity Contract that We are offering is a Contract between you (the Owner) and Us (the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of PHL Variable Accumulation Account II (Separate Account). The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes. You should note that the Contract does not provide any additional tax deferral benefit when purchased as part of an IRA or other tax-qualified plan.


  The Contract charges no insurance fees other than the Subscription Fee imposed during the Accumulation and Annuity Periods. Also, a fee is assessed if you select the optional Guaranteed Minimum Death Benefit ("GMDB") or if you select the optional Guaranteed Minimum Withdrawal Benefit ("GMWB"). You will pay any applicable Transaction Fees, the fees associated with the Investment Portfolios you select as well as any Investment Advisor you retain.

  The Contract includes a death benefit that is described in detail under the heading "Death Benefit." In addition, the Contract offers an optional GMDB. This benefit guarantees a minimum Death Benefit Amount. This benefit guarantees a Minimum Death Benefit Amount which is equal to the return of your Purchase Payments less Adjusted Partial Withdrawals. Adjusted Partial Withdrawals will be greater than the amounts withdrawn at times when the Death Benefit is greater than your Contract Value.

  If death occurs on or after the Contract Anniversary immediately following your attaining age 90 (for Joint Owners, the age of the oldest Owner or Annuitant, if applicable, controls), the Guaranteed Minimum Death Benefit rider provides no additional death benefit other than what is provided under the base contract. There is a separate fee for this benefit.


  The Contract offers a GMWB as an optional benefit. This benefit guarantees a minimum amount you will be able to withdraw from your contract regardless of investment performance. There is a separate fee for this benefit. You should note that excessive withdrawals under the GMWB will adversely affect the available benefit and that investment restrictions will apply if you elect this optional benefit. If you purchase the GMWB you must allocate Purchase Payments and Contract Value through an available asset allocation program described in this prospectus.


  Although investment performance is not guaranteed in a variable annuity, each Optional Living Benefit rider available with this annuity provides a type of guarantee but only if you meet certain conditions. You should read the section entitled "Optional Benefits" carefully if you think you maybe interested in one of the Optional Benefit riders. When choosing any Optional Living Benefit rider for your annuity, it is important to understand if your long-term need for a guarantee pertains to accumulation, income, future withdrawals, or a combination thereof to ensure the Optional Living Benefit you choose suits your financial long term needs. You should know that all guarantees are based on the claims paying ability of the issuing company. When purchasing any annuity with a guaranteed benefit, you should not only consider the additional costs of the living benefit but compare the total cost of the annuity to determine if the annuity suits your needs.


  All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract. This time period may vary by state.

  You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

  Transaction Fee. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses--Transaction Fee".


  Right to Cancel or "Free Look". You have the right to review and return the Contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable law requires) after you receive it and cancel the Contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state or federal law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.

  Tax Penalty. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For IRA and Qualified Plan Contracts, unless you had after-tax monies invested in the contract, the full Annuity Payment is taxable.


  Important Information Concerning Your Phoenix Portfolio Advisor/sm/ Contract. Upon purchase of the Contract, you can only access documents relating to the Contract and the Investment Portfolios electronically. Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should not invest and continue to receive documents electronically if you do not have regular and continuous Internet access.

  After purchase, either at the time of application or later, you may elect to receive in paper via U.S. mail all documents relating to the Contract and the Investment Portfolios by revoking your electronic consent. We will also honor a request to deliver a specific document in paper even though electronic consent has not been revoked.


  For Owners using electronic delivery, current prospectuses and all required reports for the Contract and the Investment Portfolios are available at the Website. While We will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on the Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports on the Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. We have no present intention of deleting any archived Contract prospectus, however, We reserve the right to do so at any time upon 30 days' notice to your Secure Online Account. Investment Portfolio prospectuses will be available on the website for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available on the website for 30 days after the subsequent March 1 annual update. You will not have electronic access through the Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.


  We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time.


  We will notify you by e-mail that a transaction relating to your Contract has occurred or a document impacting your Contract has been posted. However, this is no substitute for regularly checking your Secure Online Account.


  We will allow you to have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.

  We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

  Inquiries. If you need more information, please contact Us at:

Phoenix Portfolio Advisor/ SM/ Service Center
P.O. Box 36740
Louisville, Kentucky 40233
(866) 226-0170

Fee Tables
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State or other governmental entity premium taxes ranging from 0.00% to 3.50%, depending on the state, may also be deducted (See Appendix B).


OWNER TRANSACTION EXPENSES
Contingent Deferred Sales Charge (as a percentage
of Purchase Payments withdrawn)                                None

Transfer Fee/1/                                    Current Charge  Maximum Charge
                                                   --------------  --------------
                                                       None             $25

                    We reserve the right to impose a fee, not to exceed $25, for excessive transfers upon providing prior notice to you. This fee is different than the
                    Transaction Fee described below.

Transaction Fee/2/  The Company imposes a Transaction Fee, in the amounts shown below, for contributions, including initial contributions, and transfers into and withdrawals and transfers out of certain Investment Portfolios. Only transactions involving those Investment Portfolios for which the Company imposes a Transaction Fee are counted for purposes of determining the number of transactions per Contract year. A listing of the Investment
                    Portfolios for which the Company imposes a Transaction Fee is set forth in
                    "Expenses - Transaction Fee", and is also available at the Website or upon request by calling (866) 226-0170. Unless prohibited by state law or regulation, the Company may increase the Transaction Fee, or modify the table below. However, the Transaction Fee may not be increased to an amount greater than the maximum charge shown.


                                           Current Charge      Maximum Charge
                                         ------------------- -------------------

   Transactions 1-10 per Contract year.. $49.99\transaction  $74.99/transaction
   Transactions 11-20 per Contract year. $39.99\transaction  $74.99/transaction
   Transactions 21-30 per Contract year. $29.99\transaction  $74.99/transaction
   Transactions 31+ per Contract year... $19.99\transaction  $74.99/transaction

/1/ All reallocations made on the same day involving the same Investment
    Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk". In the event that We impose transfer fees, if you sell one Investment Portfolio and use those proceeds to purchase another Investment Portfolio We will impose one fee, not to exceed $25.00.
/2/ All transactions made on the same day involving the same Investment
    Portfolio will result in one Transaction Fee.

  The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.



                                                      Current Charge       Maximum Charge
PERIODIC EXPENSES                                  -------------------- --------------------
Subscription Fee                                   $20 per Contract per $20 per Contract per
                                                          month                month
Separate Account Annual Expenses
(as a percentage of Contract Value invested in
  the Investment Portfolios) Mortality and
  Expense Risk Charge.............................        0.00%                0.00%
Administrative Charge.............................        0.00%                0.00%
Total Separate Account Annual Expenses............        0.00%                0.00%

                     Guaranteed Minimum Death Benefit Fee
  The next table describes the fee that you will pay, in addition to the Subscription Fee and Investment Portfolio Operating Expenses, periodically during the time that you own the Contract if you elect the Guaranteed Minimum
Death Benefit.

                                                          Current Fee  Maximum Fee
                                                          -----------  -----------
Guaranteed Minimum Death Benefit Fee (as a percentage
  of the greater of the GMDB Base/1/ and the Contract
  Value/2/)..............................................    0.35%        0.50%


/1/ The total of all Purchase Payments, less the sum of all Adjusted Partial
    Withdrawals and any premium taxes, as applicable. An Adjusted Partial Withdrawal is calculated each time a withdrawal is taken.
/2/ The sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.


                     Guaranteed Minimum Withdrawal Benefit
                                      Fee
  This table describes the fee that you
will pay, in addition to the
Subscription Fee and the Investment
Portfolio Operating Expenses,
periodically during the time that you
own the contract if you elect the
Guaranteed Minimum Withdrawal Benefit.

                                                Current Fee           Maximum Fee
                                        ----------------------------  -----------
Guaranteed Minimum Withdrawal Benefit
  Fee (as a percentage of the greater
  of the Benefit Base/1/ and Contract
  Value)...............................  0.90% (single life option)      3.00%
                                        1.35% (spousal life option)      3.00%

/1/ The Benefit Base is a value determined by Us and used to calculate the Annual Benefit Amount under the Guaranteed Minimum Withdrawal Benefit rider. Initially, it equals the Contract Value but We will recalculate it when events such as certain additional purchase payments or withdrawals occur. Specific information regarding the calculation of the Benefit Base and an explanation of how it is used to calculate your Annual Benefit Amount are found under the heading "Guaranteed Minimum Withdrawal Benefit
    (GMWB) - Benefit Base."


The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio
assets, including management fees, distribution        Minimum Maximum
and/or service (12b-1) fees, and other expenses)/1/    ------- -------
   Gross                                                0.14%   39.60%
/1/ The minimum and maximum total Investment Portfolio Operating
    Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying
    Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The gross numbers
    displayed above reflect the minimum and maximum charges without giving effect to any agreed upon waivers. The numbers shown in the chart do not reflect the potential assessment by the funds of redemption fees.
----------------------------------------------------------------------

EXAMPLES OF FEES AND EXPENSES


These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account annual expenses, the fee for the GMWB, the fee for the GMDB and Investment Portfolio fees and expenses.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. For purposes of these examples, We have assumed the money is invested in Investment Portfolios for which no Transaction Fee is charged. For a description of the Transaction Fee, see "Expenses - Transaction Fee". All other expenses and fees reflected in Examples 1,3,5 and 7 are at their maximum amounts. Examples 2,4,6 and 8 also reflect all other fees and expenses at their maximum amounts, except that they reflect the minimum Investment Portfolio operating expenses. The Subscription Fee for every contract, regardless of size, is $240 annually, i.e. $20 per month. For these examples we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the estimated contract size. This conversion causes the Subscription Fee in the example below to be $240.00 annually based on an average contract size of $150,000. These examples assume the GMDB fee and the GMWB fee as the maximum fee percentage of Contract Value. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

(1)Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have purchased the optional Guaranteed Minimum Death Benefit and the optional Guaranteed Minimum Withdrawal Benefit:




                        1 year  3 years 5 years 10 years
                        --------------------------------
                        $841    $2,434  $3,915   $7,181



(2)Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have purchased the optional Guaranteed Minimum Death Benefit and the optional Guaranteed Minimum Withdrawal Benefit:




                        1 year  3 years 5 years 10 years
                        --------------------------------
                        $386    $1,172  $1,976   $4,070



(3)Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have purchased the optional Guaranteed Minimum Death
   Benefit:




                        1 year  3 years 5 years 10 years
                        --------------------------------
                        $554    $1,654  $2,741   $5,407



(4)Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have purchased the optional Guaranteed Minimum Death
   Benefit:




                        1 year  3 years 5 years 10 years
                        --------------------------------
                         $86     $268    $466    $1,037



(5)Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have purchased the optional Guaranteed Minimum Withdrawal
   Benefit:




                        1 year  3 years 5 years 10 years
                        --------------------------------
                        $794    $2,309  $3,733   $6,928



(6)Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have purchased the optional Guaranteed Minimum Withdrawal
   Benefit:




                        1 year  3 years 5 years 10 years
                        --------------------------------
                        $337    $1,027  $1,741   $3,631



(7)Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have purchased no optional benefits:




                        1 year  3 years 5 years 10 years
                        --------------------------------
                        $506    $1,517  $2,526   $5,045



(8)Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have purchased no optional benefits:




                        1 year  3 years 5 years 10 years
                        --------------------------------
                         $35     $109    $191     $431



* This figure reflects the effect of waiver arrangements that are contractually in effect at least until April 30, 2009. The advisor and subadvisor have contractually agreed to reduce its management fees and subadvisory fee, respectively, and/or to reimburse certain expenses. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses.

The Company, the Separate Account and the General Account
--------------------------------------------------------------------------------


  We are PHL Variable Insurance Company, a Connecticut stock life insurance company, incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies, brokers and other financial advisors. Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06103-2899.

  PHL Variable is a wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company, PM Holdings, Inc. Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products. Obligations under the Contracts are obligations of PHL Variable.

  On October 25, 2007, We established the PHL Variable Accumulation Account II, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

  The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate account but you assume all of investment risk for the contract value that you contribute and allocate to the Separate Account. Under Connecticut law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. The Separate Account has several Sub-accounts that invest in underlying mutual funds. We may make certain changes to the Separate Account as described in "Changes to the Separate Account".

  The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account.

Contract Guarantees
  Any guarantee under the contract or any guarantee provided by a rider to your variable annuity is paid from our general account. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

  Under Connecticut law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about Phoenix's financial strength, including information on our general account portfolio of investments, may be found on our website located under "About Us"/ "Financial Strength" along with information on ratings assigned to us by one or more independent rating organizations. Additionally, the consolidated financial statements and financial schedules from PNX and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, may also be found on our website, www.phoenixwm.com, or a copy of any of the above referenced documents may be obtained for free by calling our Annuity Operations Division.


The Phoenix Portfolio Advisor/SM/ Variable Annuity Contract
  This prospectus describes the Phoenix Portfolio Advisor/SM/ Variable Annuity Contract offered by PHL Variable. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.


  The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain qualified plans and Individual Retirement Accounts qualifying for special income tax treatment under the Internal Revenue Code. You should be aware that if this annuity funds a retirement plan and/or an Individual Retirement Account ("IRA"), the annuity provides no additional tax-deferral than what is already available for any IRA or qualified plan. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of qualified plan and IRA investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan or IRA.


  The Contract is called a variable annuity because you can choose to allocate your Purchase Payments among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these

Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.


  You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If variable payments are chosen, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.


Right to Cancel or "Free Look Period"

  You have the right to review and return the Contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable law requires) after you receive it and cancel the Contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state or federal law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.


  Owner. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing to effect a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive proper notice of the change.

  A change of Owner may be a taxable event.

  Joint Owner. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

  Beneficiary. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.


Community and Marital Property States
  If the Contract Owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The Contract Owner should consult with legal counsel regarding this designation. Should spousal consent be required, We will not be liable for any consequences resulting from the failure of the Contract Owner to obtain proper consent.


Assignment
  Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

  An assignment may be a taxable event.

  If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration of Your Contract
  This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, a specific paper document, or revoke your consent to Electronic Administration. You may obtain paper copies of documents related to your Contract by printing them from your computer. We will honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

  If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account.

  You may, however, elect to have documents related to your Contract also delivered via U.S. Mail to your address of record by withdrawing your consent to Electronic Administration. After your withdrawal of consent becomes effective, you will receive documents via U.S. Mail. We may also continue to send documents to your Secure Online Account. After you have withdrawn your consent to Electronic Administration, you may notify Us that you again consent to Electronic Administration. You may revoke or reinstate your consent to electronic delivery as often as you wish. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to Us at the Phoenix Portfolio Advisor Service Center. You may also contact your financial advisor, who may initiate a change on your behalf. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. Mail will be processed as received, usually within two business days.

  Current prospectuses and all required reports for the Contract and the Investment Portfolios are available at the Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on the Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports on the Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. We have no present intention of deleting any archived Contract prospectus, however, We reserve the right to do so at any time upon 30 days' notice to your Secure Online Account. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

  Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent annual update. You will not have electronic access through the Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, We will send you a paper copy of these documents via U.S. mail.

  We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, proxy statements, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you at the Website.

  You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.

  We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

Confirmations and Statements
  We will send a confirmation statement to your Secure Online Account each time you change your Investment Allocations of Record, We receive a new Purchase Payment from you, you make a transfer among the Investment Portfolios, or you make a withdrawal. Generally, We deliver transaction confirmations at or before the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual statement or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask Us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time. If you have questions, you can either go to the Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at ppaservice@portfolioadvisorva.com or call Us at (866) 226-0170.

Requesting Transactions or Obtaining Information About your Contract
  You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail at the Phoenix Portfolio Advisor/SM/ Service Center, P.O. Box 36740, Louisville, KY 40233. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

  Under a contract with PHL Variable Insurance Company, Jefferson National Life Insurance Company (Jefferson National) provides administrative services including, but not limited to, electronic and mail document delivery, transaction confirmation, the production of periodic account statements and other various administrative services for the Contracts. Jefferson National's principal business office is located at 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223.

  Telephone and Website Transactions. You can elect to request certain transactions and receive information about your Contract by telephone or through the Website. All transaction requests are processed subject to Our administrative rules and procedures.


  We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting to Us a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed.


  We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. We will post confirmations of all transactions to your Secure Online Account. We will not send confirmation of any transaction to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

  Security of Electronic Communications with US. The Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

  You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at the Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

  Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

  We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send account information through e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in Netscape) or the "subject" section (in Internet Explorer), you should see "www.secure.portfolioadvisorva.com" listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Purchase
--------------------------------------------------------------------------------

Purchase Payments

  A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $25,000 whether the Contract is bought as a Non-Qualified Contract or as part of a Tax-Sheltered Annuity or an Individual Retirement Annuity (IRA). If You have not elected the optional GMWB or the optional GMDB the maximum We accept is $10,000,000 without Our prior approval. If You have elected the GMWB or the GMDB the maximum We accept is $2,000,000 without Our prior approval. All Purchase Payments will be subject to such terms and conditions as We may require. PHL Variable reserves the right to refuse any Purchase Payment or not issue any Contract.


  Subject to the minimums and maximums described above, you can make additional Purchase Payments of any amount. However, We reserve the right to impose minimums on future Purchase Payments.


Financial Highlights
  Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding since the investment option began operations. These tables are highlights only. More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report.


Allocation of Purchase Payments

  Generally, within specific limits, you determine into which sub-accounts your Purchase Payments will be invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect on the Business Day We receive the Purchase Payment. Allocation percentages must be in whole numbers. The Company may impose a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios in the accumulation period and during the annuity period. See "Expenses--Transaction Fee" for further details. Additionally, if you are participating in an Asset Allocation program, the Dollar Cost Averaging Program or the GMWB rider is in effect for your Contract, allocation restrictions apply. These restrictions are described in the "Asset Allocation and Other Strategic Programs" and the "Guaranteed Minimum Withdrawal Benefit (GMWB)--Asset Allocation Program Requirement" sections of this prospectus.

  Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment, or, if the day We receive your Purchase Payment is not a Business Day, on the next Business Day. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. However, certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. We must receive transfer requests involving these Investment Portfolios no later than the time shown below, i.e., 3:45 P.M Eastern Time based on the usual 4:00 P.M. Eastern Time close for those Investment Portfolios listed below with a cut-off 15 minutes before the NYSE close. Any transfer involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day. This restriction applies only to transfers between Sub-Accounts involving one of the Rydex Investment Portfolios listed below. It does not apply to purchases or redemptions.


15 Minutes Before NYSE Close
The following Rydex Variable Trust Investment Portfolios:


         -------------------------------------------------------------
         S&P 500 2x           Inverse Dow 2x        Inverse Government
         Strategy             Strategy              Long Bond Strategy
         -------------------------------------------------------------
         -------------------------------------------------------------
         Inverse Mid-Cap      Inverse NASDAQ-100(R) Inverse Russell
         Strategy             Strategy              2000(R) Strategy
         -------------------------------------------------------------
         -------------------------------------------------------------
         Inverse S&P 500      Japan 2x Strategy     S&P 500 Pure
         Strategy                                   Growth
         -------------------------------------------------------------
         -------------------------------------------------------------
         S&P 500 Pure Value   S&P MidCap 400        Mid-Cap 1.5x
                              Growth                Strategy
         -------------------------------------------------------------
         -------------------------------------------------------------
         S&P MidCap 400       Nova                  NASDAQ-100(R)
         Value
         -------------------------------------------------------------
         -------------------------------------------------------------
         NASDAQ - 100(R) 2x   Russell 2000(R) 2x    Strengthening
         Strategy Fund        Strategy              Dollar 2x Strategy
         -------------------------------------------------------------
         -------------------------------------------------------------
         Russell 2000(R) 1.5  S&P SmallCap 600      S&P SmallCap 600
         Strategy             Pure Growth           Pure Value
         -------------------------------------------------------------
         -------------------------------------------------------------
         Weakening Dollar     Europe 1.25x Strategy Government Long
         2x Strategy                                Bond 1.2x Strategy
         -------------------------------------------------------------


30 Minutes Before NYSE Close
The following Rydex Variable Trust Investment Portfolios:


               -------------------------------------------------
               Banking           Basic Materials  Biotechnology
               -------------------------------------------------
               -------------------------------------------------
               Commodities      Consumer          Electronics
               Strategy         Products
               -------------------------------------------------
               -------------------------------------------------
               Energy           Energy Services   Financial
                                                  Services
               -------------------------------------------------
               -------------------------------------------------
               Health Care      Internet          Leisure
               -------------------------------------------------
               -------------------------------------------------
               Precious Metals  Real Estate       Retailing
               -------------------------------------------------
               -------------------------------------------------
               Technology       Telecommunication Transportation
               -------------------------------------------------
               Utilities
               -----------------


Investment Options
--------------------------------------------------------------------------------



Investment Portfolios
  The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

  The Investment Portfolios offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Investment Portfolio or an affiliate of the Investment Portfolio will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Investment Portfolio, the Investment Portfolio's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include Investment Portfolios based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

  You should read the prospectuses for these Investment Portfolios carefully. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these prospectuses will not be sent to you in paper. They are, however, available at the Website. See Appendix A which contains a summary of investment objectives for each Investment Portfolio.

  The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisors cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

  A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the

Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

  Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees
  The Company and the principal underwriter for the Contracts have entered into agreements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Varible Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the Contracts for providing certain administrative, marketing or other support services to the Investment Portfolios.

  Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.


  The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the variable investment options under the Contract or other contracts offered by the Company. The Phoenix Edge Series Fund pays a flat fee to Phoenix Life Insurance Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. The flat fee rates may be as much as $1.6 million. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable annuity.

  These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account's investments in the funds.

  These administrative services may include but are not limited to soliciting applications for Variable Contracts issued by the Company, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners' interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds' prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner's); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.


  Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, Transaction Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

Voting Rights
  PHL Variable is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. This process may result in a small number of contractowners controlling the vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.


Substitution of Fund Shares
  If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another investment option for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.


Transfers
--------------------------------------------------------------------------------

  You can transfer money among the Investment Portfolios. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios in the accumulation period and during the annuity period. See "Expenses--Transaction Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.

  Transfers During the Accumulation Period. You can make a transfer to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through the Website. Subject to Our administrative rules, including Our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:

1.Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

2.Your request for transfer must clearly state how much the transfer is for.

3.Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

   a.the requirement of a minimum time period between each transfer;
   b.not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or c.limiting the dollar amount that may be transferred between Investment
     Portfolios by an Owner at any one time.

4.We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

  Transfers During the Annuity Period. Subject to Our administrative rules, you can make an unlimited number of transfers between the Investment Portfolios during the Annuity Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. We reserve the right, at any time, and without prior to notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

  This product is not designed for professional market timing organizations. PHL Variable reserves the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits
  The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

  We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

  . We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

  . We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

  . the requested transaction violates Our administrative rules designed to detect and prevent market timing.

  The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. Any holding period We impose will apply only to transfers and not to redemptions.


  If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis.


  We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using Our processes and procedures, We may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

  Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

  The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

  As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

  We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust with the exception of those listed in the following table. This list may change any time without notice.


-----------------------------------------------------------------------------
Rydex All-Cap             Rydex Commodities         Rydex Hedged
Opportunity Fund          Strategy                  Equity
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Rydex Multi-Cap           Rydex Multi-Hedge
Core Equity               Strategies Fund/1/
-----------------------------------------------------------------------------



/1/ Effective on or about May 22, 2009, the Rydex VT Hedged Equity Fund
    ("Hedged Equity Fund") will be closed to new investors and additional purchases and exchanges by existing investors. On or about May 29, 2009, the Hedged Equity Fund will be reorganized into the Rydex VT Multi-Hedge Strategies Fund (formerly known as the Rydex VT Absolute Return Strategies
    Fund)


  Pursuant to these policies, We block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table:


                                          30 Day Hold
-------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio        Fidelity VIP Contrafund(R) Portfolio   Fidelity VIP
                                                                              Disciplined Small
                                                                              Cap Portfolio
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital           Fidelity VIP Equity-Income Portfolio   Fidelity VIP
Appreciation Portfolio                                                        Growth & Income
                                                                              Portfolio
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities      Fidelity VIP Growth Portfolio          Fidelity VIP High
Portfolio                                                                     Income Portfolio
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Fidelity VIP International Capital     Fidelity VIP Investment Grade Bond     Fidelity VIP Mid
Appreciation Portfolio                 Portfolio                              Cap Portfolio
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio        Fidelity VIP Real Estate Portfolio     Fidelity VIP
                                                                              Strategic Income
                                                                              Portfolio
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Fidelity VIP Value Leaders Portfolio   Fidelity VIP Value Portfolio           Fidelity VIP Value
                                                                              Strategies
                                                                              Portfolio
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                              Lazard
                                                                              Retirement
                                                                              Emerging
                                                                              Markets
                                                                              Portfolio*
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Rydex All-Cap Opportunity              Rydex Commodities Strategy             Rydex Hedged
                                                                              Equity/1/
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Rydex Multi-Cap Core Equity            Rydex Multi-Hedge Strategies
-------------------------------------------------------------------------------------------------



   * 30 day hold period beginning January 1, 2009.


                                         60 Day Hold
-----------------------------------------------------------------------------------------------
Dreyfus International Equity           Dreyfus International Value            Dreyfus Mid Cap
                                                                              Stock
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index          Dreyfus Stock Index                    Ibbotson
                                                                              Balanced ETF
                                                                              Asset Allocation
                                                                              Portfolio
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Ibbotson Conservative ETF Asset        Ibbotson Growth ETF Asset Allocation   Ibbotson Income
Allocation Portfolio                   Portfolio                              and Growth ETF
                                                                              Asset Allocation
                                                                              Portfolio
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Third Avenue Value                     Vanguard Balanced Portfolio            Vanguard Capital
                                                                              Growth Portfolio
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio   Vanguard Equity Index Portfolio        Vanguard
                                                                              International
                                                                              Portfolio
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Vanguard Short- Term Investment Grade  Vanguard Small Company Growth          Vanguard Total
Portfolio (Short Term Corporate)       Portfolio (Small Cap Growth)           Bond Market
                                                                              Index Portfolio
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Vanguard Total Stock Market Index
Portfolio
-----------------------------------------------------------------------------------------------

                                         90 Day Hold
-----------------------------------------------------------------------------------------------
AllianceBernstein VPS Intermediate     AllianceBernstein VPS International    AllianceBernstein
Bond                                   Growth                                 VPS International
                                                                              Value
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Janus Aspen Balanced                   Janus Aspen Enterprise                 Janus Aspen
                                                                              Flexible Bond
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Janus Aspen Global Technology          Janus Aspen Growth and Income          Janus Aspen
                                                                              Overseas
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Janus Aspen Research Core              Pioneer High Yield
-----------------------------------------------------------------------------------------------


  This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates Our policy, the entire transfer request is blocked.


  With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. Hold periods apply only to transfers and not to redemptions. If you (or your agent's) Website transfer request is restricted or denied, We will send notice via U.S. Mail.


Asset Allocation and Other Strategic Programs
  Several Asset Allocation and other strategic programs are available for use with the Contract. Except for custom asset allocation programs for which your advisor may charge a program fee, there is currently no separate fee to participate in these programs. If you elect the GMWB rider for your contract, you must participate in an Approved Asset Allocation program as described below. Details about when programs can be elected, how they are terminated, and whether multiple programs can be used concurrently are provided below.

Dollar Cost Averaging Program

  The Dollar Cost Averaging Program ("DCA Program") allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.


  Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.


  All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the transfer request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.


  There is no additional charge for the DCA Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses--Transaction Fee". You should note that if the DCA Program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed.

  Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program
  Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. You must use whole percentages in 1% increments for rebalancing. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses--Transaction Fee". You should note that if the Rebalancing Program utilizes Transaction Fee Portfolios there may be significant Transaction Fees imposed.


  Example: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Fixed Income Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly.
At the end of the first quarter, the Fixed Income Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, PHL Variable would sell some of your units in the Fixed Income Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Asset Allocation Programs
  Asset allocation programs are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal). You should note that you must participate in an Approved Asset Allocation Program if you have purchased the GMWB for your contract.

  PHL Variable understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors may make arrangements with Us to make their services available to you and We may approve an asset allocation model you and your advisor bring to us. PHL Variable has not made any independent investigation of these investment advisors and is not endorsing asset allocation programs offered by various advisors. We reserve the right, at any time and without prior notice to discontinue or suspend these programs.

  If you elect to participate in the Approved Asset Allocation Program, you may be required to enter into an advisory agreement with your Investment Advisor to have investment advisory fees paid out of your Contract during the Accumulation Period. PHL Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

Approved Asset Allocation Program
  If you purchase a contract with GMWB, you must also elect the Approved Asset Allocation program described below on the Contract Date. Otherwise, you may elect the program at any time. We may discontinue, modify or amend this program as well as offer new programs in the future.

..  Ibbotson ETF Allocation Series

  The Ibbotson ETF Asset Allocation Series are "funds of funds" that invest in securities of exchange-traded funds ("ETF"s) based on certain target percentages. The series were designed based on asset allocation models developed by Ibbotson Associates and are intended to provide various levels of potential return. Periodically, Ibbotson Associates may recommend the rebalancing of a Portfolio's assets among underlying ETFs to meet the target allocations. The options approved for use are:

..  Conservative ETF Asset Allocation Portfolio

..  Income and Growth ETF Asset Allocation Portfolio

..  Balanced ETF Asset Allocation Portfolio

..  Growth ETF Asset Allocation Portfolio

Expenses
--------------------------------------------------------------------------------

  There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Subscription Fee

  We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse Us for Our various expenses in establishing and maintaining the contracts. This fee is deducted from the money market Investment Portfolios you are invested in, pro rata. The method by which the Subscription Fee is deducted may vary by state. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity

Period. We also impose the applicable portion of the fee at death and upon full surrender of the Contract.

Guaranteed Minimum Death Benefit Fee
  If you elect the optional Guaranteed Minimum Death Benefit, We will deduct a fee. The fee is deducted on each Contract Anniversary that this benefit is in effect. If this benefit terminates on a date other than the Contract Anniversary for any reason, a pro rated portion of the fee will be deducted. Unless We agree otherwise, the fee will be deducted from the total Contract Value with each Sub-account bearing a pro rata share of such fee based on the proportionate Contract Value of each Sub-account. Should any of the Sub-accounts be depleted, We will proportionally increase the deduction from the remaining Sub-accounts unless We agree otherwise.

  The fee is equal to a stated percentage annually multiplied by the greater of the GMDB Base and the Contract Value.

  On the Contract Anniversary immediately following your attaining age 90, the GMDB Base will equal the Contract Value and no further GMDB Fee will be deducted. The GMDB Fee will not be deducted after the Contract Value decreases to zero. Past GMDB Fees will not be refunded.


Guaranteed Minimum Withdrawal Benefit Fee

  If the Guaranteed Minimum Withdrawal Benefit is part of your contract, We will deduct a fee. This fee is used to guarantee this benefit. The fee is deducted on each Contract Anniversary that this benefit is in effect. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire rider fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The prorated rider fee is calculated by multiplying the fee percentage then in effect for the rider by the greater of the Benefit Base or the Contract Value on the date the rider terminates, and then multiplying this amount by the result of the number of days elapsed in the rider year divided by the total number of days of that year. We will waive the fee if the benefit terminates due to death or commencement of Annuity Payments. Should any of the Sub-accounts be depleted, We will proportionally increase the deduction from the remaining Sub-accounts unless We agree otherwise.


  The fee is equal to a stated percentage multiplied by the greater of the Benefit Base and the Contract Value. The fee percentage for your Contract will be shown on the rider specifications pages and is based on your election of a single life benefit or a spousal life benefit. We may increase the fee percentage; however, it will never exceed a maximum of 3.00%.

Transaction Fee
  The Company imposes a Transaction Fee, in the amounts shown in the table below, for contributions, including initial purchase payments, and transfers into and withdrawals and transfers out of certain Investment Portfolios, including partial or complete withdrawals. This fee is used to recoup the cost of administering the transaction. The Transaction Fee will also apply to transactions in certain Investment Portfolios in connection with asset allocation, dollar cost averaging and systematic withdrawal programs. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is provided below, and is also available at the Company's Website or upon request. The Transaction Fee is waived for redemptions required for payment of the Subscription Fee or fees charged by any Investment Advisor you hire. Transaction Fees are charged twice--once for the transfer out, and once for the transfer in--when transferring between two Investment Portfolios that impose Transaction Fees. The Transaction Fee will be deducted first from the Investment Portfolios affected, then pro-rata first from the balance of any money market portfolio(s), and then pro-rata from the balance of any other portfolio(s). If approved by Us, you may elect to have these fees charged to your Investment Advisor, rather than deducted from your Contract. In the event We agree to this, but the applicable Transaction Fees are not paid within thirty (30) days by your Investment Advisor, We reserve the right to deduct the applicable Transaction Fees from your Contract. All applicable Transaction Fees are deducted from your Contract upon a request for full surrender.

            Transactions 1-10 per Contract year   $49.99\transaction
            Transactions 11-20 per Contract year  $39.99\transaction
            Transactions 21-30 per Contract year  $29.99\transaction
            Transactions 31+ per Contract year    $19.99\transaction

  Unless prohibited by state law or regulation, the Company may increase the Transaction Fee, or modify the table above. However, the Transaction Fee will never be greater than $74.99 for a single transfer.

  The Company charges the Transaction Fee for transfers into and transfers and withdrawals out of all Vanguard Portfolios, which include the following:

                       Transaction Fee Portfolios
-------------------------------------------------------------------------
Vanguard Total Bond Market            Vanguard Short-  Vanguard Balanced
Index Portfolio                       Term Investment  Portfolio
                                      Grade Portfolio
                                      (Short Term
                                      Corporate)
-------------------------------------------------------------------------
Vanguard Diversified Value Portfolio  Vanguard Equity  Vanguard Small
                                      Index Portfolio  Company Growth
                                                       Portfolio (Small
                                                       Cap Growth)
-------------------------------------------------------------------------
Vanguard International Portfolio      Vanguard Total   Vanguard Capital
                                      Stock Market     Growth Portfolio
                                      Index Portfolio
-------------------------------------------------------------------------

  This list may change at any time without notice. The Investment Portfolios for which the Company charges a Transaction Fee may not be available in all states.

Investment Portfolio Expenses
  There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Transfer Fee
  Other than any applicable Transaction Fees described above, We impose no transfer fee for transfers made during the Accumulation Period or Annuity Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance. In the event that We impose transfer fees, if you sell one Investment Portfolio and use those proceeds to purchase another Investment Portfolio We will impose one fee, not to exceed $25.00. Any such fee would be used to recoup the cost of administering the transfer.

Premium Taxes

  Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when Annuity Payments begin. PHL Variable may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see "Appendix B."


Income Taxes
  PHL Variable may deduct from the Contract for any income taxes which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units
  Every Business Day, We determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

  The value of an Accumulation Unit may go up or down from Business Day to Business Day.

  When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account, less any applicable Transaction Fees described above, by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

  We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

  Example: On Wednesday We receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio, which is not a Transaction Fee Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money
  You can have access to the money in your Contract:

1.by making a withdrawal (either a partial or a complete withdrawal);

2.by electing to receive Annuity Payments; or

3.when a death benefit is paid to your Beneficiary.

  Withdrawals can only be made during the Accumulation Period.


  When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any premium tax, less any pro rata Subscription fees and less any applicable Transaction Fees, GMWB Fees and GMDB Fees.


  You must tell Us which Investment Portfolios you want a partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Portfolio must be for at least $500. There is no minimum required if the partial withdrawal is pursuant to Our Systematic Withdrawal Program (see below). The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses--Transaction Fee".

  PHL Variable will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.


  A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances). For your protection, we require a signature guarantee for withdrawals, full or partial, or loans (if your contract provides for loans) over $100,000.

  Withdrawals may negatively impact guarantees provided by certain Optional Living Benefit riders if certain conditions are not met. Please see the section entitled "Guaranteed Minimum Withdrawal Benefit (GMWB)" for further details.


Systematic Withdrawal Program

  The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses--Transaction Fee". You should note that if the Systematic Withdrawal Program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed.


  Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.


Suspension of Payments or Transfers
  Payment of the Contract Value, attributable to the Separate Account, in a single sum upon a death claim, withdrawal or full surrender of the contract will ordinarily be made within at least 7 days after receipt of the written documentation in good order. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Series is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


Guaranteed Minimum Withdrawal Benefit (GMWB)
--------------------------------------------------------------------------------

  Subject to state approval, We offer a Guaranteed Minimum Withdrawal Benefit by rider attached to the Contract at issue. The rider can be issued to cover a single life, the "Single Life Option", or to cover the lives of two spouses, the "Spousal Life Option". The GMWB has a separate charge, is subject to restrictions and limitations described below, and may not provide any benefit to you under certain market conditions. You should review the rider carefully to be sure the benefit is something you want and should review the rider with your financial advisor.

  The GMWB guarantees a minimum amount that you will be able to withdraw from your contract, regardless of investment performance. The GMWB is intended to help protect you against poor market performance if you make withdrawals within the limits described below. GMWB does not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time. However, withdrawals prior to the Benefit Eligibility Date (the date your lifetime Annual Benefit Amount is available to you) will reduce your Benefit Base. You will not lose the guarantee if you don't make withdrawals or if you withdraw less than the limit allowed as specified below. If you do make withdrawals, income taxes, tax penalties or Transaction Fees may apply. A fee for this benefit is deducted on each Contract Anniversary. See the "Guaranteed Minimum Withdrawal Benefit Fee" in the Fee Tables section and refer to "Deductions and Charges" above.

  Currently We allow you to elect GMWB only on the Contract Date and only if you are 85 years old or younger. We may remove these restrictions in the future.

Asset Allocation Program Requirement
  If you purchase GMWB, you must select one of the Approved Asset Allocation programs through which to allocate your premium payments and Contract Values. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may switch your current program or option to another approved Asset Allocation program, as well as to any modified or new programs or options the Company may make available. We reserve the right to restrict availability of investment options.

  Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMWB if it has terminated. If a program is eliminated while GMWB is in effect, you will receive notice and you must choose, in consultation with your registered representative, among the other programs and options available.

  Descriptions of the programs are found in "Asset Allocation," above.

How the Benefit Works
  GMWB guarantees that each contract year after the Benefit Eligibility Date, you may take withdrawals up to the Annual Benefit Amount, until the first death of any Covered Person if the Single Life Option is in effect, or until the last death of any Covered Person if the Spousal Life Option is in effect, even if your Contract Value reduces to zero.

Important Terms and Conditions
  .  Benefit Eligibility Date

  The Benefit Eligibility Date is the date your lifetime Annual Benefit Amount is available to you.

  The Benefit Eligibility Date when the Single Life Option is in effect is the later of the date that this rider is added to the contract (the "Rider Date") and the Contract Anniversary on or following the date the youngest Covered Person attains age 60.

  The Benefit Eligibility Date when the Spousal Life Option is in effect is the later of the Rider Date or the Contract Anniversary on or following the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, the Benefit Eligibility Date will be reset to the later of (a) the Contract Anniversary following the spouse's date of death, and
(b) the Contract Anniversary on or following the date the surviving spouse attains age 65.

  .  Covered Person

  The Covered Person is the person whose life is used to determine the duration of lifetime Annual Benefit Amount payments. The Covered Person must be a natural person; the owner, however, can be a non-natural person, e.g., a trust or corporation can be designated.

  .  Single Life Option

  Covered Person(s) can be one or more lives. If there is only one designated owner, that owner is the Covered Person. If there are multiple owners, all owners are Covered Persons. If none of the owners are a natural person, all Annuitants become the Covered Persons. The rider terminates upon the first death of the Covered Person(s).

  .  Spousal Life Option

  Covered Persons must be two legal spouses under Federal law. If there is only one designated owner, the Covered Persons must be the owner and the owner's spouse, and the spouse must be the sole beneficiary. If there are spousal owners, the Covered Persons must be the spousal owners, and they must both be the beneficiaries. You cannot elect the Spousal Life Option if you wish to designate multiple non-spousal owners, or ownership by a non-natural person. The rider terminates upon the last death of the Covered Persons.

  .  Benefit Base

  We determine the Benefit Base. The Benefit Base is used in calculating the Annual Benefit Amount. On the Rider Date, the Benefit Base equals the Contract Value. We will then recalculate the Benefit Base whenever any event described below occurs. The Maximum Benefit Base is shown on the Rider Specifications page of your Contract. The Benefit Base will never exceed the Maximum Benefit Base.

Additional Purchase Payments
  Purchase Payments made to the Contract during the 90-day period following the Rider Date (the "Inception Period"), increase the Benefit Base by the amount of the Purchase Payment on the Business Day We apply the payment, Additional Purchase Payments made after the Inception Period do not affect the Benefit Base. (See Appendix C--Guaranteed Minimum Withdrawal Benefit Examples ("Appendix C"), Example 1.)

Contract Anniversary (Automatic Step-Up Date)
  The Automatic Step-Up Date is every Contract Anniversary following the Rider Date. On each Automatic Step-Up Date, if applicable, We will compare the Contract Value to the Benefit Base. If the Contract Value is greater than the Benefit Base, We will automatically step-up the Benefit Base to equal the Contract Value, subject to the Maximum Benefit Base. If, however, the Automatic Step-Up has been suspended, as described below, no Automatic Step-Up will occur.


  We may prospectively increase the fee percentage on the effective date of any Automatic Step-Up, subject to the maximum fee percentage of 1.50%. If there is an increase in the fee percentage, We will notify you at least 30 days prior to the Contract Anniversary. You can decline the increase by contacting Us no later than seven days prior to the Contract Anniversary. If you decline the fee increase, the Automatic Step-up feature will be suspended immediately and your fee percentage will remain unchanged. Once your Automatic Step-up is suspended, you will no longer be eligible for any future Automatic Step-up unless you later request in writing to reactivate it. After We receive your request for reactivation, the Automatic Step-up will resume on the following Contract Anniversary and the fee percentage effective at that time will apply. (See Appendix C, Example 2)


Withdrawals* Prior to Benefit Eligibility Date

  Prior to the Benefit Eligibility Date, any withdrawal, including withdrawals taken to meet Required Minimum Distributions ("RMD"s), will reduce the Benefit Base in the same proportion as the Contract Value is reduced. (See Appendix C, Examples 3, 4 and 5)


Withdrawals* On or After Benefit Eligibility Date
  If withdrawals are made from the Contract Value on or after the Benefit Eligibility Date, the Benefit Base may be reduced, depending on the amount of the withdrawal. (See Appendix C, Example 6)

  . If cumulative withdrawals in any Contract Year are less than or equal to the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.

  . If a withdrawal causes the cumulative withdrawals during a Contract Year to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals in that Contract Year are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal.


  . Currently, withdrawals taken to meet Required Minimum Distribution ("RMD") requirements as defined by the Internal Revenue Code are not considered to exceed the Annual Benefit Amount and therefore do not reduce the Benefit Base. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered excess withdrawals as described below.

     For IRA and qualified plan contracts, cumulative withdrawals during a contract year will be considered excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:

    (a) =the current Annual Benefit Amount;

    (b) =the RMD for the 1/st/ calendar year during the contract year; and

    (c) =the RMD for the 2/nd/ calendar year during the same contract year.

     RMD is the amount defined by the Internal Revenue Code section 401(a)(9) and regulations thereunder. The amount of the RMD for this contract will depend on a number of factors, including the account balance, age of the policyowner and value of all benefits under the contract.


*Withdrawals
  The Subscription Fee, Transaction Fees, Transfer Fees, the GMWB fee, and any fees up to 1.50% of the Contract Value charged by any Financial Advisor you hire will not be considered withdrawals for the purposes of calculating the values under the GMWB and will not reduce the Benefit Base. However, any Advisor Fees in excess of 1.50% of the Contract Value and any other fees or charges will be considered withdrawals and may reduce the Benefit Base.

  .  Annual Benefit Amount

  If your Contract Value is greater than zero, the Annual Benefit Amount represents the maximum amount you can withdraw each Contract Year after the Benefit Eligibility Date without reducing the Benefit Base. If your Contract Value decreases to zero, the Annual Benefit Amount represents the annual lifetime amount We will pay you under a GMWB Option.

  Prior to the Benefit Eligibility Date, the Annual Benefit Amount is equal to zero. On the Benefit Eligibility Date, the Annual Benefit Amount is equal to 5% multiplied by the Benefit Base. The Annual Benefit Amount is recalculated on the date of each Purchase Payment during the Inception Period, on each Rider Anniversary following the Benefit Eligibility Date and on the date the Contract Value decreases to zero. On the date of any recalculation, the Annual Benefit amount is equal to 5% multiplied by the Benefit Base. The Annual Benefit Amount may never be less than zero.

Contract Value Decreases to Zero
  On the date the Contract Value decreases to zero, the Contract terminates and all rights under the Contract and the rider terminate other than as described below. We will pay you an amount each year equal to the Annual Benefit Amount, until the first death of the Covered Person(s) for Single Life Option, or until the last death of the Covered Persons for the Spousal Life Option. We will automatically make monthly payments equal to one-twelfth of the Annual Benefit Amount. We may change the payment frequency to annual if the monthly payment would otherwise be less than Our minimum payment requirement.

  If the Contract Value decreases to zero before the Benefit Eligibility Date, We will calculate the Annual Benefit Amount. The new Annual Benefit Amount is equal to the Annual Benefit Percentage multiplied by the Benefit Base at the time the Contract Value decreases to zero. Monthly payments, however, will not commence until one month after the Benefit Eligibility Date.

  If the Contract Value decreases to zero on or after the Benefit Eligibility Date, monthly payments will commence one month after the Contract Value decreases to zero.

Cancellation
  You may cancel the rider at any time in writing in a form acceptable to Us. Once cancelled, all rights and benefits under the rider terminate. We will assess the current year rider fee at time of cancellation prorated by the time elapsed since the last Contract Anniversary. Past rider fees will not be refunded.

Termination of Benefit
  This benefit will terminate without value on the occurrence of any of the following dates:

.. the date of first death of the Covered Person(s) for the Single Life Option, or the date of last death of the Covered Persons for the Spousal Life Option;

..  the date there is a change of contract Owner or Joint Owner (or Covered
   Person if any Owner is a non-natural person);

..  the Annuity Date;

..  the date the Contract to which this benefit is attached terminates;

..  the date any investment restriction is violated;

..  the date both the Contract Value and Benefit Base have been reduced to zero;
   or

..  the date the Contract Owner(s) elect in writing to terminate the benefit.

Death Benefit
--------------------------------------------------------------------------------

Upon Your Death During the Accumulation Period
  If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The terms of the payment of the death benefit will be controlled by section 72(s) or 401(a)(9) of the Internal Revenue Code.

  The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. However, it is our general practice to distribute the Death Benefit Amount within 24 hours of the date we receive due proof of death and an election for the payment method in good order. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, the remaining Death Benefit Amount will be placed in a money market account until We receive an election for the payment of the remaining Death Benefit Amount. (See also "Suspension of Payments or Transfers.")

Standard Death Benefit Amount During the Accumulation Period
  The Death Benefit Amount will be the Net Contract Value at the time We receive due proof of death and a payment election.

Optional Guaranteed Minimum Death Benefit Amount During the Accumulation Period
  For an extra fee, at the time you purchase the Contract, you can choose the optional Guaranteed Minimum Death Benefit. In general terms, this option will provide you a benefit if you die at a time when your contract value is less than the purchase payments you have made. If you elect this benefit your death benefit will be equal to the Guaranteed Minimum Death Benefit. This benefit may only be elected if you have not attained age 81. Under this benefit, if you die prior to the Contract Anniversary immediately following your attaining age 90, the Guaranteed Minimum Death Benefit Amount will be the greater of:

   (1)the GMDB Base; and

   (2)the Net Contract Value as of the Business Day We receive due proof of death and a payment election.

  The GMDB Base equals the total of all Purchase Payments less the sum of all Adjusted Partial Withdrawals and any premium taxes, as applicable. Generally, it will be increased by additional Purchase Payments and will be decreased by partial withdrawals. (See below for an explanation of the impact of a partial withdrawal at a time when the GMDB Base is greater or less than your Contract Value.)

  If death occurs on or after the Contract Anniversary immediately following your attaining age 90 (for Joint Owners, the age of the oldest Owner or Annuitant, if applicable, controls), the Guaranteed Minimum Death Benefit rider provides no additional death benefit other than what is provided under the base contract. In this case, the Guaranteed Minimum Death Benefit Amount will be equal to the Net Contract Value as of the Business Day we receive due proof of death and a payment election. On the Contract Anniversary immediately following your attaining age 90, no further GMDB Fee will be deducted.

  If Joint Owners are named, the Guaranteed Minimum Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner. If more than one Annuitant is named, the Guaranteed Death Benefit Amount is determined based on the age of the oldest Annuitant and is payable on the first death.



  If you take a partial withdrawal at a time when the GMDB Base is greater than your Contract Value, then your GMDB Base will be reduced by the percentage of the Contract Value withdrawn. Therefore, since you are making a withdrawal at a time when the GMDB Base is greater than the Contract Value, although the percentage reduction will be the same, the amount the GMDB Base will be reduced will be greater than the amount of the withdrawal.

For example:



                        .GMDB Base:             $150,000
                        .Contract Value:        $100,000
                        .Partial Withdrawal:    $50,000



  The Contract Value is reduced by 50% as a result of the $50,000 withdrawal. Therefore, the GMDB Base will be reduced by 50% or $75,000. In this case, the GMDB Base is reduced by an amount greater ($75,000) than the amount withdrawn ($50,000).

  If you take a partial withdrawal at a time when the GMDB Base is less than your Contract Value, then your GMDB Base will be reduced by the percentage of the Contract Value withdrawn. Therefore, since you are making a withdrawal at a time when the GMDB Base is less than the Contract Value, although the percentage reduction will be the same, the amount the GMDB Base will be reduced will be less than the amount of the withdrawal.

For example:



                        .GMDB Base:             $100,000
                        .Contract Value:        $200,000
                        .Partial Withdrawal:    $50,000



  The Contract Value is reduced by 25% as a result of the $50,000 withdrawal. Therefore, the GMDB Base will be reduced by 25% or $25,000. In this case, the GMDB Base is reduced by an amount less ($25,000) than the amount withdrawn ($50,000).

  Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect to continue the Contract in his or her own name at the then current Guaranteed Death Benefit Amount, which amount shall be deemed to be the initial

Purchase Payment for purposes of the GMDB Base of the continued Contract.

  The optional Guaranteed Minimum Death Benefit will terminate without value on the occurrence of any of the following:

   (1)the date there is a change of owner or joint owner (or annuitant if any owner is a non-natural person);

   (2)the Annuity Date;

   (3)the date the Contract terminates;

   (4)the date the Contract Value decreases to zero;

  Once cancelled, all rights and benefits under the optional GMDB terminate. We will assess the current year GMDB Fee at the time of cancellation prorated by the time elapsed for the Contract Year. Past GMDB Fees will not be refunded. The GMDB may not be available in all states.


Payment of the Death Benefit During the Accumulation Period
  For contracts issued not in connection with qualified plans or IRAs, all death benefits will be paid so as to comply with section 72(s) of the Internal Revenue Code. Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period, (including, without limitation, non-qualified stretch options).

  Option 1--lump sum payment of the Death Benefit Amount; or

  Option 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or


  Option 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.


  Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

..  continue the Contract in his or her own name at the then current Death
   Benefit Amount;

..  elect a lump sum payment of the Death Benefit Amount; or

..  apply the Death Benefit Amount to an Annuity Option.


  A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner.

  If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments or Transfers provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death. If the spouse elects to continue the Contract, the Death Benefit Amount otherwise payable will be the initial Purchase Payment for the purpose of determining benefits under the Contract for the continuing spouse.


Death of Contract Owner During the Annuity Period
  If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant
  If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

  Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Payments (The Annuity Period)
--------------------------------------------------------------------------------

  Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

  You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least two (2) years after the Contract Date, but may not be later than the maximum date permitted under applicable state law.


  For a Contract held in a qualified plan or IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2. A contract owner can defer the Annuity Date to the contract anniversary nearest the annuitant's 95th birthday if we receive documentation concerning the contract owner's satisfaction of the RMD provisions. See "Federal Income Taxes".


  You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

  During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from PHL

Variable's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you choose a fixed Annuity Option, your Account Value is placed in Our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. If you choose a fixed Annuity Option, the minimum guaranteed interest rate is not less than that disclosed in your Contract. See your Contract for more information regarding the Fixed Account. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.

Annuity Payment Amount
  If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:

   1)the Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount) applied to an Annuity Option on the Annuity Date;

   2)the 3% or 5% (as you selected) assumed investment rate (AIR) performance used in the annuity table for the Contract;

   3)the performance of the Investment Portfolio(s) you selected, less any applicable Transaction Fees; and

   4)the Annuity Option you select.

  For contracts held in connection with an IRA or qualified plan, there are required minimum distribution requirements in Code section 401(a)(9).

  No Transaction Fees are imposed when We make withdrawals to fund an Annuity Payment. Transaction Fees are incurred if you instruct Us to transfer money into or transfer money out of Investment Portfolio(s) upon which We impose Transaction Fees. For further information, see "Expenses--Transaction Fee".

  You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected) AIR, your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases.

  On the Annuity Date, the Contract Value, less any premium tax, less the applicable Subscription Fee and less any applicable Transaction Fees will be applied under the Annuity Option you selected.

  Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, We may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50.

  Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options
  You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

  Option 1. Income for Life. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies.

  Option 2. Income For Life With Payment Guaranteed for a Fixed Number of Years. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if We have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), We will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

  Option 3. Income for a Specified Period. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

  Option 4. Joint and Survivor Income for Life. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments We will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that We would have paid if both were alive.


Federal Income Taxes
--------------------------------------------------------------------------------

Introduction
  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") or Individual Retirement Annuities
(IRAs) under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts and IRAs; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this contract. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity for federal income tax purposes. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

  Note on Terminology: The Internal Revenue Code uses the term "policyholder", in describing the owner of an Annuity. This section will follow the Internal Revenue Code terminology in describing specific provisions of the Code.

Income Tax Status
  We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately as under the "regulated investment company" provisions (Subchapter M) of the Code.

  Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Taxation of Annuities in General--Nonqualified Plans
  Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in value of the units held under a contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.

  The policyholder may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Contract Maturity Date
  Code section 72 provides that a withdrawal or surrender of the contract prior to the contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder's gross income ("after-tax monies"). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

Surrenders or Withdrawals On or After the Contract Maturity Date
  Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

  For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

  Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

  Withholding of federal income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Penalty Tax on Certain Surrenders and Withdrawals-- Nonqualified Contracts (Contracts not issued in connection with qualified plans or IRAs)
  Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 591/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death of the "primary Annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982;
(vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or
(viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty.

Separate tax withdrawal penalties apply to qualified plans and IRAs. See "Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs."

Additional Considerations
Distribution-at-Death Rules
  For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the policyholder dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the policyholder's interest will be distributed at least as rapidly as the method in effect on the policyholder's death; and (b) if a policyholder dies before the contract Maturity Date, the policyholder's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the policyholder's date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

  If the primary Annuitant, which is not the policyholder, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the policyholder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.

  If the policyholder dies on or after the Maturity Date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

  Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes and state income taxes may also apply.

Transfer of Annuity Contracts
  Transfers of contracts for less than full and adequate consideration at the time of such transfer will trigger taxable income on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the policyholder's income. This provision does not apply to transfers between spouses or transfers incident to a divorce.

Contracts Owned by Non-Natural Persons
  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA


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


program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

Section 1035 Exchanges
  Code section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyholder if specific conditions are met. Exchanges are permitted of the entire contract or a portion of the contract. Policyholders contemplating exchanges under Code section 1035 should consult their tax and/or legal advisors.

Multiple Contracts
  Code section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

Diversification Standards
Diversification Regulations
  Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

..  55% in any 1 investment

..  70% in any 2 investments

..  80% in any 3 investments

..  90% in any 4 investments

  A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

  We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Owner Control
  The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much "investor control" of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.

  In 2003, formal guidance (Revenue Ruling 2003-91) was issued that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.

  At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying mutual funds, transfers between or among underlying mutual funds,


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


exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, we reserve the right to modify the contract to the extent required to maintain favorable tax treatment.

Diversification Regulations and Qualified Plans
  Code section 817(h) applies to a variable annuity contract other than a pension plan contract. All of the qualified plans, including IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for nonqualified contracts as well as qualified plan and IRA contracts.

Taxation of Annuities in General--Qualified Plans and IRAs
  The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a policyholder's named beneficiary designation or elected annuity payment option may not be enforceable.

  The owner of the contract may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan.

  There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

  Certain death benefit guarantees may be purchased under the contract. IRAs and other qualified contracts generally may not invest in life insurance contracts. There is a risk that IRS may consider these death benefit guarantees "incidental death benefits." There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

  Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided if the policyholder arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

  The mandatory withholding rules apply to all taxable distributions from qualified plans except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions). The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

  The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

  There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

Tax Sheltered Annuities ("TSAs"), Tax Deferred Annuities ("TDAs"), Section
403(b)
  Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

  Code section 403(b)(11) imposes certain restrictions on a policyholder's ability to make withdrawals from, or surrenders of, Code section 403(b) Contracts. Specifically, Code section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 591/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract. Code section 403(b)(11), applies only with respect to distributions from Code section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

  In addition, in order for certain types of contributions under a Code section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract. If certain contractual requirements are met, loans may be made available under Internal Revenue Code section 403(b) tax-sheltered annuity programs. A loan from a participant's Contract Value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of the contract issuer such as PHL Variable to monitor compliance with these requirements. If a loan is desired, the policyholder must follow the requirement set forth by the employer and we must receive consent by the employer to process the loan.

  If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code. Amounts borrowed from a Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

  Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.

  Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

  Under Code section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Internal Revenue Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

  As of January 1, 2009, there are new regulations impacting section 403(b) plans, including the requirement that the employer have a written Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request.

Keogh Plans
  The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

Individual Retirement Annuities
  Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as "Traditional IRAs", "Roth IRAs", "SEP IRA", "SARSEP IRA", "SIMPLE IRA", and "Deemed IRAs". Each of these different


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


types of IRAs is subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.

Corporate Pension and Profit-Sharing Plans
  Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.

  These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations
  Code section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
  In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's after-tax cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans, the individual will have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, withdrawals are received without tax.

  Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401, Section 403(b) Contracts, (and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution.

  To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan; no tax penalty will be imposed. As of January, 2009, the tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the policyholder or Annuitant (as applicable) (for this purpose disability is as defined in section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met; (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the policyholder, spouse, children or grandchildren; and (i) distributions from retirement plans to individuals called to active military. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty.

  Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a Traditional or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. This commencement date is referred to as the "required beginning date." Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  The amount that must be distributed is based on Code rules relating to "Required Minimum Distributions." This RMD takes into consideration the individual's age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

  An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

  We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken.

  In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

  Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner's death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31st of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

  If the policyholder died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original policyholder. If there was no named contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the only payment permitted is based on the remaining life expectancy of the original policyholder.

  In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date.

  For 2009 only, the obligation to take an RMD from a contract was suspended. Thus, no RMD is required in connection with 2009. There are no modifications to the RMD obligations for any other year, although legislation may be enacted which would impact RMDs for years other than 2009.

Withholding and Information Reporting
  We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder provide certain information, including social security number or tax identification number and current address.

  In addition to information reporting, we are also required to withhold federal income taxes on the taxable portion of any amounts received under the contract unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens.

  You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.

  In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.

Spousal Definition
  Federal law requires that under the Internal Revenue Code, the special provisions relating to a "spouse" relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, a spouse must be a man or a woman legally joined. Individuals married under State or foreign laws that permit a marriage between two men or two women are not spouses for purposes of the Internal Revenue Code. Individuals participating in a civil union or other like status are not spouses for purposes of the Internal Revenue Code.

Seek Tax Advice
  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Policyholder considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.


Other Information
--------------------------------------------------------------------------------


  We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or investment advisor. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

  State regulatory bodies, the SEC, the Financial Industry Regulatory Authority ("FINRA"), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

  For example, in the fourth quarter of 2008, the State of Connecticut Insurance Department initiated the on-site portion of a routine financial examination of the Connecticut domiciled life insurance subsidiaries of Phoenix Life for the five year period ending December 31, 2008.

  Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.


Amendments to Contracts
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by Contract Owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC. We will notify you if such a change to the prospectus occurs. You may not receive notice of changes to the SAI, but you can review this document and any changes filed with the SEC on the Website.

Changes to The Separate Account
  Where permitted by law, We may:

..  create new Separate Accounts;

.. combine separate accounts, including combining the Separate Account with another separate account established by the Company;

.. transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

..  transfer the Separate Account to another insurance company;

.. add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

..  make the Sub-accounts available under other policies We issue;

..  add new Investment Portfolios or remove existing Investment Portfolios;

.. substitute new Investment Portfolios for any existing Investment Portfolio which We determine is no longer appropriate in light of the purposes of the Separate Account;

..  deregister the Separate Account under the Investment Company Act of 1940; and

.. operate the Separate Account under the direction of a committee or in another form.

Distributor

  PHL Variable has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts. PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

  PEPCO's principal executive offices are located at 610 W. Germantown Pike, Suite 460, Plymouth Meeting, PA 19462. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA").

  PEPCO and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer and investment adviser firms. Such registered representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

  We have unique arrangements for preferred distribution arrangements with select broker-dealer firms. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. These arrangements have sometimes been called "shelf space" arrangements. Under these arrangements, PHL Variable and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the PHL Variable's products. The broker-dealer may pass on all or a portion of the compensation to the registered representatives.

  These services may include providing PHL Variable with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PHL Variable's products.

  Such compensation may cause the broker-dealer firm and its registered representatives to favor PHL Variable's products. PHL Variable and PEPCO currently have preferred distribution arrangements with Sigma Financial Corporation, Cambridge Research Investment Inc, QA3 Financial Corp. and Sammons Securities.


Management Services
  Under a contract with PHL Variable Insurance Company, Jefferson National Life Insurance Company (Jefferson National) provides management services for the Separate Account, including, but not limited to, calculation of daily unit values and preparation of information used in various financial reports and forms that are filed with the SEC.

Financial Statements

  The financial statements of PHL Variable Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account. The financial statements of PHL Variable Accumulation Account II as of December 31, 2008, and the results of its operations and the changes in its net assets for the period from April 7, 2008 (Inception) through December 31, 2008 are contained in the Statement of Additional Information
(SAI), which you can get free of charge by calling the toll free number give on page one.

Experts
  The financial statements of PHL Variable Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

  The financial statements of the PHL Variable Accumulation Account II as of December 31, 2008 and for the period from April 7, 2008 (Inception) through December 31, 2008 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, an independent registered public accounting firm as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

  Michele Drummey, Counsel, PHL Variable Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations, laws, respectively, in connection with the contracts described in this prospectus.

Table of Contents of the Statement of Additional Information
--------------------------------------------------------------------------------


..  General Information
..  General Information PHL Variable Insurance Company
..  PHL Variable Accumulation Account II
..  Certain Federal Income Tax Consequences
..  Published Ratings
..  Administration and Services
..  Annuity Provisions
..  Distribution
..  Financial Statements


                            (cut along dotted line)

--------------------------------------------------------------------------------


  If you would like a free copy of the Statement of Additional Information (Phoenix Portfolio Advisor/SM/) dated December 30, 2008 for this Prospectus, please complete this form, detach, and mail to:


                 Phoenix Portfolio Advisor/SM/ Service Center
                             Administrative Office
                                P.O. Box 36740
                          Louisville, Kentucky 40233

  Please send me a free copy of the Statement of Additional Information for the PHL Variable Insurance Company (Phoenix Portfolio Advisor/SM/) fixed and variable annuity at the following address:

Name:________________________________________________________________

Mailing Address:________________________________________________________

                                  Sincerely,

                                  (Signature)

                        PHL Variable Insurance Company
                             Administrative Office
                                P.O. Box 36740
                          Louisville, Kentucky 40233


 2009, PHL Variable Insurance Company                                 VA4995T


--------------------------------------------------------------------------------

APPENDIX A - Investment Options
--------------------------------------------------------------------------------


  Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved. The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM Variable Insurance Funds
  The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. serves as the investment advisor. It is anticipated that, on or about the end of the fourth quarter of 2009, the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction. Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited serves as the investment subadvisor for all the funds. The following investment Portfolios are available under the Contract:

AIM V.I. Dynamics Fund--Series I Shares
  The fund's investment objective is long-term capital growth. The fund seeks to meet this objective by investing, normally, at least 65% of its assets in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stock.

AIM V.I. Financial Services Fund--Series I Shares
  The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80 % of its assets in equity securities of issuers engaged primarily in financial services-related industries. The principal type of equity securities purchased by the fund is common stock.

AIM V.I. Global Real Estate Fund--Series I Shares
  The fund's investment objective is high total return through growth of capital and current income. The fund seeks to meet its objective by investing, normally, at least 80 % of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments.

AIM V.I. High Yield Fund--Series I Shares
  The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds."

AIM V.I. International Growth Fund--Series I Shares
  The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered by the fund's portfolio managers to have strong earnings momentum. The fund focuses its investments on marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or U.S. over-the-counter market.

AIM V.I. Mid Cap Core Equity Fund--Series I Shares
  The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. Technology Fund--Series I Shares
  The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in technology-related industries. The principal type of equity securities purchased by the fund is common stocks.

AIM V.I. Utilities Fund--Series I Shares
  The fund's investment objective is capital growth and income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in utilities-related industries. The principal type of equity securities purchased by the fund is common stocks.

AllianceBernstein L.P.
  AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $462 billion in assets under management at December 31, 2008. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

AllianceBerstein VPS International Growth Portfolio--Class B
  The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio's investment process relies upon comprehensive fundamental company research produced by the Adviser's large research team of analysts covering both developed and emerging markets around the globe.

AllianceBerstein VPS International Value Portfolio--Class B
  The Portfolio's investment objective is long-term growth of capital. The Portfolio will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The Portfolio normally invests in companies in at least three countries other than the United States.

AllianceBerstein Intermediate Bond Portfolio--Class B
  The Portfolio's investment objective is to generate income and price appreciation without assuming what the Adviser considers undue risk. The Portfolio invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Portfolio expects to invest in readily marketable fixed income securities with a range of maturities from short- to long-term and relatively attractive yields that do not involve undue risk of loss of capital. The Portfolio expects to invest in fixed income securities with a dollar-weighted average maturity of generally between three to ten years and an average duration of three to six years. The Portfolio may invest up to 25% of its net assets in below investment grade bonds. The Portfolio may use leverage for investment purposes. The Portfolio may invest without limit in U.S. Dollar denominated foreign fixed-income securities and may invest up to 25% of its assets in non-U.S. Dollar-denominated foreign fixed-income securities. These investments may include, in each case, developed and emerging market debt securities. The Portfolio may invest in mortgage-related and other asset backed securities, loan participations, inflation-protected securities, structured securities, variable, floating and inverse floating rate instruments, preferred stock, and may use other investment techniques. The Portfolio intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Portfolio may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

DREYFUS Investment Portfolios
  The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP MidCap Stock Portfolio--Service Shares
  The portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400(R) Index (S&P 400). The portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400, the portfolio's benchmark, is a primary goal of the investment process. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts. The portfolio managers will select stocks through a "bottom-up," structured approach that seeks to identify undervalued securities using a quantitative screening process. The process is driven by a proprietary quantitative model which measures more than 40 characteristics of stocks to identify and rank stocks based on: fundamental momentum; relative value; future value; long-term growth; and additional factors. Next, the portfolio managers focus on stock selection, as opposed to making proactive decisions as to industry or sector exposure, to construct the portfolio. The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to the S&P 400.

DREYFUS IP Small Cap Stock Index Portfolio--Service Shares
  The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index(R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the index, rather than attempt to replicate the index. The portfolio attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the portfolio and the index were perfectly correlated. The portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using this sampling process, the portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index. However, at times, the portfolio may be fully invested in all the stocks that comprise the index. Under these circumstances, the portfolio maintains approximately the same weighting for each stock as the index does.

DREYFUS Stock Index Fund, Inc.
  The Dreyfus Stock Index Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

DREYFUS Stock Index Fund--Service Shares
  The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS Variable Investment Fund
  The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF International Equity Portfolio--Service Shares
  The Dreyfus VIF International Equity Portfolio seeks capital growth. To pursue this goal, the portfolio primarily invests in growth stocks of foreign companies. Normally, the portfolio invests at least 80% of its assets in stocks, including common stocks, preferred stocks and convertible securities. In choosing stocks, the portfolio manager considers: key trends in economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as the impact of new technologies and the globalization of industries and brands; relative values of equity securities, bonds and cash; company fundamentals and long-term trends in currency movements. Within markets and sectors determined to be relatively attractive, the portfolio manager seeks what are believed to be attractively priced companies that possess a sustainable competitive advantage in their market or sector. The portfolio manager generally will sell securities when themes or strategies change or when the portfolio manager determines that a company's prospects have changed or that its stock is fully valued by the market.

DREYFUS VIF International Value Portfolio--Service Shares
  The Dreyfus VIF International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in stocks. The portfolio ordinarily invests most of its assets in securities of foreign companies which Dreyfus considers to be value companies. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities. The portfolio may invest in companies of any size. The portfolio may also invest in companies located in emerging markets. The portfolio's investment approach is value oriented and research driven. In selecting stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, the portfolio focuses on three key factors: value, or how a stock is valued relative to its intrinsic worth based on traditional value measures; business health, or overall efficiency and profitability as measured by return on assets and return on equity; and business momentum, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase near term to midterm. The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the portfolio manager's expectations.

Fidelity(R) Variable Insurance Products
  Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

Fidelity(R) VIP Balanced Portfolio--Service Class 2
  VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk. Principal investment strategies include: investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock); and investing in domestic and foreign issuers. With respect to equity investments, emphasizing above-average income-producing equity securities, which tend to lead to investments in stocks that have more "value" characteristics than "growth" characteristics. Also analyzing an issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments. Also engaging in transactions that have a leveraging effect on the fund and investing in Fidelity's central funds.

Fidelity(R) VIP Contrafund(R) Portfolio--Service Class 2
  VIP Contrafund(R) Portfolio seeks long-term capital appreciation. Principal investment strategies include: normally investing primarily in common stocks. Investing in securities of companies whose value Fidelity Management & Research Company believes is not fully recognized by the public. Investing in domestic and foreign issuers. Allocating the fund's assets across different market sectors, using different Fidelity managers. Investing in either "growth" stocks or "value" stocks or both and using fundamental analysis to select investments.

Fidelity(R) VIP Disciplined Small Cap Portfolio--Service Class 2
  VIP Disciplined Small Cap Portfolio seeks capital appreciation. Principle investment strategies include: normally investing primarily in common stocks; normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000(R) Index or the Standard & Poor's(R) SmallCap 600 Index (S&P(R) SmallCap 600); investing in domestic and foreign issuers and investing in either "growth" stocks or "value" stocks or both. Using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors

Fidelity(R) VIP Dynamic Capital Appreciation Portfolio--Service Class 2
  VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. Principal investment strategies include: normally investing primarily in common stocks; investing in domestic and foreign issuers and investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis to select investments

Fidelity(R) VIP Equity-Income Portfolio--Service Class 2
  VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500/SM/ Index (S&P 500(R)). Principal investment strategies include: normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities; and investing in domestic and foreign issuers. Using fundamental analysis to select investments.

Fidelity VIP(R) Growth & Income Portfolio--Service Class 2
  VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. Principal investment strategies include: normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation; potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation; investing in domestic and foreign issuers and investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis to select investments.

Fidelity(R) VIP Growth Opportunities Portfolio--Service Class 2
  VIP Growth Opportunities Portfolio seeks to provide capital growth. Principal investment strategies include: normally investing primarily in common stocks; investing in companies that Fidelity Management & Research Company believes have above-average growth potential (stocks of these companies are often called "growth" stocks) and investing in domestic and foreign issuers. Using fundamental analysis to select investments.

Fidelity(R) VIP Growth Portfolio--Service Class 2
  VIP Growth Portfolio seeks to achieve capital appreciation. Principal investment strategies include: normally investing primarily in common stocks; investing in companies that Fidelity Management & Research Company believes have above-average growth potential (stocks of these companies are often called "growth" stocks) and investing in domestic and foreign issuers. Using fundamental analysis to select investments.

Fidelity(R) VIP High Income Portfolio--Service Class 2
  VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. Principal investment strategies include: normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition and investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Fidelity(R) VIP International Capital Appreciation Portfolio--Service Class 2
  VIP International Capital Appreciation Portfolio seeks capital appreciation. Principal investment strategies include: normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets; normally investing primarily in common stocks and allocating investments across countries and regions and using fundamental analysis to select investments.

Fidelity(R) VIP Investment Grade Bond Portfolio--Service Class 2
  VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital. Principal investment strategies include: normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities; managing the fund to have similar overall interest rate risk to the Lehman Brothers(R) Aggregate Bond Index, allocating assets across different market sectors and maturities; investing in domestic and foreign issuers; analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments; and potentially investing in lower-quality debt securities and engaging in transactions that have a leveraging effect on the fund. Investing in Fidelity's central funds.

Fidelity(R) VIP Mid Cap Portfolio--Service Class 2
  VIP Mid Cap Portfolio seeks long-term growth of capital. Principle investment strategies include: normally investing primarily in common stocks; normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index ; potentially investing in companies with smaller or larger market capitalizations; investing in domestic and foreign issuers and investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis to select investments.

Fidelity(R) VIP Overseas Portfolio--Service Class 2
  VIP Overseas Portfolio seeks long-term growth of capital. Principal investment strategies include: normally investing at least 80% of assets in non-U.S. securities; normally investing primarily in common stocks and allocating investments across countries and regions considering the size of the market in each country and region and using fundamental analysis to select investments.

Fidelity(R) VIP Real Estate Portfolio--Service Class 2
  VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the Standard & Poor's 500/SM/ Index. Principal investment strategies include: normally investing primarily in common stocks; normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments and investing in domestic and foreign issuers. Using fundamental analysis to select investments

Fidelity(R) VIP Strategic Income Portfolio--Service Class 2
  VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation. Principal investment strategies include: investing primarily in debt securities, including lower-quality debt securities; allocating the fund's assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging markets securities, and foreign developed market securities; and potentially investing in equity securities and using a neutral mix of approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets. The investment strategies also include: analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments. Also engaging in transactions that have a leveraging effect on the fund. Investing in Fidelity's central funds

Fidelity(R) VIP Value Portfolio--Service Class 2
  VIP Value Portfolio seeks capital appreciation. The investment strategies also include: normally investing primarily in common stocks; investing in securities of companies that Fidelity Management & Research Company believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks). The investment strategies also include: investing in domestic and foreign issuers and using fundamental analysis to select investments.

Fidelity(R) VIP Value Leaders Portfolio--Service Class 2
  VIP Value Leaders Portfolio seeks capital appreciation. Principal investment strategies include: normally investing primarily in common stocks of well-known and established companies; normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the Standard & Poor's 500/SM /Index (S&P 500(R)) or the Dow Jones Industrial Average/SM/ (DJIA/SM/), and companies with market capitalization of at least $1 billion if not included in either index); investing in securities of companies that Fidelity
Management & Research Company believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks) and investing in securities of domestic and foreign issuers. Using fundamental analysis to select investments

Fidelity(R) VIP Value Strategies Portfolio--Service Class 2
  VIP Value Strategies Portfolio seeks capital appreciation. Principal investment strategies include: normally investing primarily in common stocks; investing in securities of companies that Fidelity Management & Research Company believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, or growth potential (stocks of these companies are often called "value" stocks); focusing investments in medium-sized companies, but also may invest substantially in larger or smaller companies and investing in domestic and foreign issuers. Using fundamental analysis to select investments.

Financial Investors Variable Insurance Trust--Class II
  Financial Investors Variable Insurance Trust is a mutual fund with multiple portfolios. ALPS Advisers, Inc. is the investment adviser and Ibbotson Associates is the subadvisor to the funds. The following Portfolios are available under your Contract:

Ibbotson Balanced ETF Asset Allocation Portfolio
  The Portfolio seeks to provide investors with capital appreciation and some current income. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds.

Ibbotson Conservative ETF Asset Allocation Portfolio
  The Portfolio seeks to provide investors with current income and preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded.

Ibbotson Growth ETF Asset Allocation Portfolio
  The Portfolio seeks to provide investors with capital appreciation. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds.

Ibbotson Income and Growth ETF Asset Allocation Portfolio
  The Portfolio seeks to provide investors with current income and capital appreciation. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds.

Franklin Templeton Variable Insurance Products
  Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Franklin Advisers, Inc is the Advisers to Franklin High Income Securities Fund, Franklin Income Securities Fund, Franklin Global Discovery Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Strategic Income Securities Fund, Franklin U.S. Government Fund and Templeton Global Bond Securities Fund. Franklin Advisory Services, LLC is the Adviser to Franklin Small Cap Value Securities Fund. The following Investment Portfolios are available under your Contract:

Franklin High Income Securities Fund--Class 2
  Seeks a high level of current income with capital appreciation as a secondary goal. The Fund normally invests primarily to predominantly in debt securities offering high yield and expected total return.

Franklin Income Securities Fund--Class 2
  Seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities. The Fund seeks income by investing in corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.

Franklin Mutual Global Discovery Securities Fund--Class 2 (formerly known as Franklin Mutual Discovery Securities Fund)
  Seeks capital appreciation. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Franklin Small Cap Value Securities Fund--Class 2
  Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities.


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Franklin Small-Mid Cap Growth Securities Fund--Class 2
  Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies and normally invests predominantly in equity securities.

Franklin Strategic Income Securities Fund--Class 2
  Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. The Fund normally invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.

Franklin U.S. Government Fund--Class 2
  Seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities and normally invests primarily in fixed and variable rate mortgage-backed securities.

Templeton Global Bond Securities Fund--Class 2 (formerly known as Templeton Global Income Securities Fund)
  Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may invest a portion of its total assets in bonds rated below investment grade and a significant portion of its assets in foreign securities.

Janus Aspen Series
  Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

Janus Aspen Balanced Portfolio--Service Shares
  The Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. The Portfolio will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.

Janus Aspen Flexible Bond Portfolio--Service Shares
  Flexible Bond Portfolio is designed for long-term investors who primarily seek total return. The Portfolio pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets.

Janus Aspen Research Core Portfolio--Service Shares (formerly known as Janus Aspen Fundamental Equity Portfolio)
  Fundamental Equity Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities selected for their growth potential.

Janus Aspen Global Technology Portfolio--Service Shares
  Global Technology Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of companies that the portfolio managers believe will benefit significantly from advances or improvements in technology.

Janus Aspen Growth and Income Portfolio--Service Shares
  The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

Janus Aspen Overseas Portfolio--Service Shares (formerly known as Janus Aspen International Growth Portfolio)
  The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

Janus Aspen Enterprise Portfolio--Service Shares (formerly known as Janus Aspen Mid Cap Growth Portfolio)
  The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index. Within the parameters of its specific investments policies, the Portfolio may invest without limitation in foreign equity and debt.


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Lazard Retirement Series, Inc.
  Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

Lazard Retirement Emerging Markets Portfolio--Service Shares
  The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

Northern Lights Variable Insurance Trust
  The Northern Lights Variable Insurance Trust is managed by JNF Advisors, Inc. JNF Advisors, Inc. is a mutual fund with multiple portfolios. The following Investment Portfolios are available under the Contract:

JNF Chicago Equity Partners Balanced Portfolio
  The JNF Chicago Equity Partners Balanced Portfolio seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level.

JNF Chicago Equity Partners Equity Portfolio
  The JNF Chicago Equity Partners Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded.

JNF Loomis Sayles Bond Portfolio
  The JNF Loomis Sayles Bond Portfolio seeks high total investment return through a combination of current income and capital appreciation. The Portfolio normally will invest at least 80% of its net assets in fixed-income securities. The Portfolio invests primarily in investment-grade fixed-income securities, although it may invest up to 35% of its assets in lower-quality fixed-income securities (commonly known as "junk bonds") and up to 20% of its assets in preferred stocks. The Portfolio may invest in fixed-income securities of any maturity.

JNF Money Market Portfolio
  The Money Market Portfolio seeks to provide as high a level of current income as is consistent with preservation of capital and daily liquidity. The Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

Oppenheimer Variable Account Funds
  The Oppenheimer Variable Account Funds a mutual fund with multiple portfolios. OppenheimerFunds, Inc. serves as investment adviser for the funds. The following funds are available under the Contract:

Oppenheimer Balanced Fund/VA--Service Shares
  The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares. The Fund's investment manager, OppenheimerFunds, Inc. uses a variety of different types of securities and investment strategies to seek the Fund's objective: equity securities, such as common stocks, preferred stocks and securities convertible into common stock, of issuers in the U.S. and foreign countries, debt securities, such as bonds and notes issued by domestic and foreign companies (which can include lower-grade, high-yield securities), securities issued or guaranteed by the U.S. government and its agencies and instrumentalities including mortgage-related securities (these are referred to as "U.S. government securities"), and debt obligations of foreign governments, and money market instruments, which are debt obligations that have a maturity of 13 months or less, including short-term U.S. government securities, corporate and bank debt obligations and commercial paper.

Oppenheimer Core Bond Fund/VA--Service Shares
  The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. As a non-fundamental policy (which will not be changed without


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providing 60 days' notice to Fund shareholders), under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade bonds.

Oppenheimer Global Securities Fund/VA--Service Shares
  The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Fund invests mainly in common stocks of U.S. and foreign companies. The Fund buys securities of issuers in the U.S. and foreign countries.

Oppenheimer International Growth Fund/VA--Service Shares
  The Fund seeks long-term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States.

Oppenheimer Main Street Fund(R)/VA--Service Shares
  The Fund seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

Oppenheimer Value Fund/VA--Service Shares
  The Fund seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than anticipated earnings. Realization of current income is a secondary consideration. The Fund invests mainly in common stocks of different capitalization ranges. The Fund also can buy other investments, including: Preferred stocks, rights and warrants and convertible securities, and Securities of U.S. and foreign companies, although there are limits on the Fund's investments in foreign securities.

The Phoenix Edge Series Fund
  The Phoenix Edge Series Fund is a mutual fund with multiple portfolios. Phoenix Variable Advisors, Inc. serves as the Advisor for the Series. The following Series are available under the Contract:

Phoenix Capital Growth Series
  Intermediate and long-term capital appreciation, with income as a secondary consideration. The series normally invests at least 80% of its assets in common stocks. These stocks are generally of companies with market capitalization in excess of $1 billion at time of purchase which invest their profits into the companies for growth rather than pay dividends to shareholders.

Phoenix Growth and Income Series
  Dividend growth, current income and capital appreciation. The series will invest in equity securities, primarily common stocks. Under normal circumstances, the series will invest at least 65% of its assets in equity securities. The series invests in a diversified portfolio of securities of primarily U.S. companies. The series is designed to invest in equity securities.

Phoenix Mid-Cap Growth Series
  Capital appreciation. The series will invest in equity securities, primarily common stocks of growth companies. Under normal circumstances the series will invest at least 80% of its assets in equity securities of companies with market capitalizations between $500 million and $10 billion. The series may at times have investments in companies with higher or lower market capitalizations.

Phoenix-Aberdeen International Series
  High total return consistent with reasonable risk. The series invests in a diversified portfolio of securities of non-U.S. issuers, including companies, governments, governmental agencies and international organizations, which may be denominated in foreign currencies. The series may invest in any region of the world. The series will invest primarily in common stocks of established non-U.S. companies believed to have potential for capital growth, income or both.

Phoenix Small-Cap Growth Series
  Long-term capital growth. The series will invest primarily in common stocks of growth companies with favorable prospects for capital growth. Under normal market conditions, the series will invest at least 80% of its assets in companies that, at the time of initial purchase by the series, have market capitalizations within the range of companies included in the Russell 2000(R) Growth Index or the S&P SmallCap 600 Index.

Phoenix-Duff & Phelps Real Estate Securities Series
  Capital appreciation and income with approximately equal emphasis. Under normal circumstances, the series invests at least 80% of its assets in publicly traded real estate investment trusts (REITs) and companies that are principally engaged in the real estate industry The series' policy of investing 80% of its assets in REITs and other real estate related securities is not fundamental and therefore, may be changed without shareholder approval, but upon 60 days' written notice to shareholders.

PIMCO Variable Insurance Trust
  The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT All Asset Portfolio--Administrative Class
  Seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds.


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PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Class
  Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by future contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT Long-Term U.S. Government Portfolio--Administrative Class
  Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities").

PIMCO VIT RealEstateRealReturn Strategy Portfolio--Administrative Class (Closed to new investment on March 12, 2009. This portfolio will be liquidated on or about May 29, 2009.)
  Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

PIMCO VIT Short Term Portfolio--Administrative Class
  Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMCO'S forecast for interest rates.

PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio--Advisor Class
  Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

PIMCO VIT Emerging Markets Bond Portfolio--Advisor Class
  Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

PIMCO VIT Global Bond Portfolio (Unhedged)--Advisor Class
  Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which my be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT High Yield Portfolio--Advisor Class
  Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or , if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT Low Duration Portfolio--Advisor Class
  Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIMCO VIT Real Return Portfolio--Advisor Class
  The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT Total Return Portfolio--Advisor Class
  The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

Pioneer Variable Contracts Trust
  Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

Pioneer Growth Opportunities VCT Portfolio--Class I Shares
  The portfolio seeks growth of capital. The portfolio invests primarily in equity securities of companies that the portfolio's investment adviser considers to be reasonably priced or undervalued, with above average growth potential.


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Pioneer Cullen Value VCT--Class II Shares
  The Pioneer Cullen Value VCT Portfolio seeks capital appreciation by investing primarily in equity securities of medium- and large capitalization companies. The portfolio invests primarily in equity securities. The portfolio may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the portfolio will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more. Secondarily, the portfolio may seek income.

Pioneer Emerging Markets VCT Portfolio--Class II Shares
  The Pioneer Emerging Markets VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in securities of emerging market issuers.

Pioneer Equity Income VCT Portfolio--Class II Shares
  The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Fund VCT Portfolio--Class II Shares
  The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

Pioneer High Yield VCT Portfolio--Class II Shares
  The Pioneer High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

Pioneer Mid Cap Value VCT Portfolio--Class II Shares
  The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

Pioneer Strategic Income VCT Portfolio--Class II Shares
  The Pioneer Strategic Income VCT Portfolio seeks a high level of current income. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities.

Royce Capital Fund--Investment Class Shares
  Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:

Royce Micro-Cap Portfolio
  Royce Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in equity securities of micro-cap companies, a universe of more than 5,300 companies with market capitalizations up to $500 million. Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels.

  Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Royce Small-Cap Portfolio
  Royce Small-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in equity securities of small-cap companies, those with market capitalizations from $500 million to $2.5 billion. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.

  Normally, the Fund invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Rydex Variable Trust
  Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. The following Investment Portfolios are available under the Contract:

Rydex VT All-Cap Opportunity Fund (formerly known as Rydex VT Sector Rotation
Fund)
  The All-Cap Opportunity Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

Rydex VT Amerigo Fund
  The Fund seeks long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

Rydex VT Banking Fund
  The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").


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Rydex VT Basic Materials Fund
  The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex VT Berolina Fund
  The Berolina Fund seeks to provide growth of capital and total return. The Berolina Fund is a "fund of funds" and pursues its investment objective by investing primarily in exchange-traded funds, mutual funds and closed-end funds that are not affiliated with the Trust. In addition to these underlying funds, the Fund may invest directly in individual securities or derivatives. Under normal market conditions, the Fund will invest primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. While pursuing its investment objective, the Fund will not invest less than 35% of its total assets in underlying funds that seek capital appreciation or growth. The Fund may invest up to 65% of its total assets in underlying funds that invest in long, medium, or short-term bonds and other fixed income securities of varying credit quality if the Sub-Advisor believes that these underlying funds offer a potential for capital appreciation, or in individual securities that provide current income.

Rydex VT Biotechnology Fund
  The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Rydex VT Clermont Fund
  The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include:
Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

Rydex VT Commodities Strategy Fund
  The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the GSCI(R) Total Return Index. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

Rydex VT Consumer Products Fund
  The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Rydex VT Dow 2x Strategy Fund (formerly known as Rydex Dynamic Dow)
  The Dow 2X Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

Rydex VT Electronics Fund
  The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Rydex VT Energy Fund
  The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

Rydex VT Energy Services Fund
  The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

Rydex VT Europe 1.25x Strategy Fund (formerly known as Rydex Europe Advantage)
  The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50 Index/SM/. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

Rydex VT Financial Services Fund
  The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

Rydex VT Government Long Bond 1.2x Strategy Fund (formerly known as Rydex Government Long Bond Advantage)
  The Government Long Bond 1.2 x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

Rydex VT Health Care Fund
  The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

Rydex VT Hedged Equity Fund (Effective on or about May 22, 2009, the Rydex VT Hedged Equity Fund ("Hedged Equity Fund") will be closed to new investors and additional purchases and exchanges by existing investors. On or about May 29, 2009, the Hedged Equity Fund will be reorganized into the Rydex VT Multi-Hedge Strategies Fund (formerly known as the Rydex VT Absolute Return Strategies Fund.))
  The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis.

Rydex VT Internet Fund
  The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

Rydex VT Inverse Dow 2x Strategy Fund (formerly known as Rydex Inverse Dynamic
Dow)
  The Inverse Dow 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

Rydex VT Inverse Government Long Bond Fund (formerly known as Rydex Inverse Government Long Bond)
  The Inverse Government Long Bond Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

Rydex VT Inverse Mid-Cap Strategy Fund (formerly known as Rydex Inverse Mid-Cap)
  The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index. Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

Rydex VT Inverse NASDAQ - 100(R) Strategy Fund (formerly known as Rydex Inverse OTC and Rydex Inverse OTC Strategy)
  The Inverse NASDAQ - 100(R) Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R)( (the "underlying index"). Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index.

Rydex VT Inverse Russell 2000 Strategy Fund (formerly known as Rydex Inverse Russell 2000)
  The Inverse Russell 2000 Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

Rydex VT Inverse S&P 500 Strategy Fund (formerly known as Rydex Inverse S&P 500)
  The Inverse S&P 500 Strategy Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index.

Rydex VT Japan 2x Strategy Fund (formerly known as Rydex Japan 1.25x Strategy Fund and Rydex Japan Advantage)
  The Japan 2x Strategy Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Nikkei 225 Stock Average. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 200% of its benchmark on a daily basis.

Rydex VT S&P 500 Pure Growth Fund (formerly known as Rydex VT Large Cap Growth
Fund)
  The S&P 500 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

Rydex VT S&P 500 Pure Value Fund (formerly known as Rydex VT Large Cap Value
Fund)
  The S&P 500 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

Rydex VT Leisure Fund
  The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

Rydex VT Mid Cap 1.5x Strategy Fund (formerly known as Rydex Mid Cap Advantage)
  The Mid Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

Rydex VT S&P MidCap 400 Pure Growth Fund (formerly known as Rydex VT Mid-Cap Growth Fund)
  The S&P MidCap 400 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

Rydex VT S&P MidCap 400 Pure Value Fund (formerly known as Rydex VT Mid-Cap Value Fund)
  The S&P MidCap 400 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

Rydex VT Multi-Cap Core Equity Fund
  The Multi-Cap Core Equity Fund seeks long-term capital appreciation. It invests in a broad mix of equity securities of companies representative of the total US stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in securities with the small, medium, and large market capitalization segments that demonstrate value and potential for growth.

Rydex VT Multi-Hedge Strategies Fund (formerly known as Rydex Absolute Return Strategies Fund)
  The Multi-Hedge Strategies Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis.

Rydex VT Nova Fund
  The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

Rydex VT NASDAQ - 100(R) 2x Strategy Fund (formerly known as Rydex Dynamic OTC and Rydex VT OTC 2x Strategy Fund)
  The NASDAQ - 100(R) 2x Strategy seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

Rydex VT NASDAQ - 100(R) Fund (formerly known as Rydex VT OTC Fund)
  The NASDAQ - 100(R) Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

Rydex VT Precious Metals Fund
  The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

Rydex VT Real Estate Fund
  The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

Rydex VT Retailing Fund
  The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

Rydex VT Russell 2000(R) 1.5x Strategy Fund (formerly known as Russell 2000 Advantage Fund)
  The Russell 2000 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

Rydex VT Russell 2000(R) 2x Strategy Fund (formerly known as Rydex Dynamic Russell 2000)
  The Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the Russell 2000(R) Index (the "underlying index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis 200% of the decrease in the value of the underlying index.

Rydex VT S&P 500 2x Strategy Fund (formerly known as Rydex Dynamic S&P 500)
  The S&P 500 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

Rydex VT S&P SmallCap 600 Pure Growth Fund (formerly known as Rydex VT Small-Cap Growth Fund)
  The S&P SmallCap 600 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

Rydex VT S&P SmallCap 600 Value Fund (formerly known as Rydex VT Small-Cap Value Fund)
  The S&P SmallCap 600 Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

Rydex VT Strengthening Dollar 2x Strategy Fund (formerly known as Rydex Dynamic Strengthening Dollar)
  The Strengthening Dollar 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex VT Technology Fund
  The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

Rydex VT Telecommunications Fund
  The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

Rydex VT Transportation Fund
  The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

Rydex VT Utilities Fund
  The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities.

Rydex VT Weakening Dollar 2x Strategy Fund (formerly known as Rydex Dynamic Weakening Dollar)
  The Weakening Dollar 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Third Avenue Variable Series Trust
  The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

Third Avenue Value Portfolio
  The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

T. Rowe Price Equity Series, Inc.
  T. Rowe Price Equity Series, Inc. (the "corporation") was incorporated in Maryland in 1994. Currently the corporation consists of seven series, each representing a separate pool of assets with different investment objectives and policies. The Portfolios are managed by T. Rowe Price Associates, Inc.

T. Rowe Price Blue Chip Growth Portfolio--II Class
  Seeks long-term growth of capital by investing primarily in common stocks of well-established large and medium-sized companies with the potential for above-average earnings increases. Current income is a secondary objective. The investment is appropriate for investors in the variable annuity who seek capital appreciation over time and can accept the price volatility inherent in common stock investing.

T. Rowe Price Equity Income Portfolio--II Class
  Seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. In selecting such stocks, the fund emphasizes companies that appear to be temporarily undervalued by various measures, such as price/earnings (P/E) ratios. The fund is intended for investors who can accept the price volatility inherent in common stock investing.

T. Rowe Price Health Sciences Portfolio--II Class
  Seeks long-term growth of capital by investing at least 80% of net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, and the life sciences. The fund focuses primarily on U.S. stocks but may also invest up to 35% of assets in foreign securities. While the fund may purchase small-company stocks, its primary focus should be large and mid-size companies. It is intended for long-term investors who can accept the higher risks inherent in a fund that concentrates on a volatile area of the stock market.

T. Rowe Price Limited-Term Bond Portfolio--II Class
  The Limited-Term Bond Portfolio II seeks a high level of income consistent with moderate fluctuations in principal value. The II class is a share class of the Limited-Term Bond Portfolio and is not a separate mutual fund. The class should be used as an investment option for variable annuity and variable life insurance contracts. Normally, the fund invests at least 80% of its net assets in bonds and 65% of its total assets in short- and intermediate-term bonds. The fund's average effective maturity will not exceed five (5) years. The fund is designed for individuals seeking a higher level of income than money market funds provide and who are able to accept the risk of modest price declines.

Van Eck Worldwide Insurance Trust
  Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

Van Eck Worldwide Bond Fund--Initial Class
  The Van Eck Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Emerging Markets Fund--Initial Class
  The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in securities in emerging markets around the world.

Van Eck Worldwide Multi-Manager Alternatives Return Fund (formerly known as Van Eck Worldwide Absolute Return Fund)--Initial Class
  The Van Eck Worldwide Multi-Manager Alternatives Return Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

Van Eck Worldwide Real Estate Fund--Initial Class
  The Van Eck Worldwide Real Estate Fund seeks to maximize returns by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

Van Eck Worldwide Hard Assets Fund--Class S
  The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Vanguard Variable Insurance Fund
  Vanguard Variable Insurance Fund is a mutual fund with multiple portfolios. The Vanguard Group, Inc. LLP provides advisory services for the Equity Index Portfolio, Short-Term Investment-Grade Portfolio, Total Bond Market Index Portfolio and Total Stock Market Index Portfolio. Wellington Management Company, LLP provides advisory services for the Balanced Portfolio. Barrow, Hanley, Mewhinney & Strauss, Inc. provides advisory services for the Diversified Value Portfolio. PRIMECAP Management Company provides advisory services for the Capital Growth Portfolio. Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co. LLC provide advisory services for the Small Company Growth Portfolio. Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd. provide advisory services for the International Portfolio. The following Investment Portfolios are available under the Contract:

Vanguard Balanced Portfolio
  The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income. The Portfolio invests 60% to 70% of its assets in dividend-paying, and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies.

Vanguard Capital Growth Portfolio
  The Capital Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of mid- and large-capitalization stocks.

Vanguard Diversified Value Portfolio
  The Diversified Value Portfolio seeks to provide long-term capital appreciation and income. The Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued.

Vanguard Equity Index Portfolio
  The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.

Vanguard International Portfolio
  The International Portfolio seeks to provide long-term capital appreciation. The Portfolio invests predominantly in the stocks of companies located outside the United States. In selecting stocks, the Portfolio's advisors evaluate foreign markets around the world and choose companies with above-average growth potential.

Vanguard Short-Term Investment-Grade Portfolio
  The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility. The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities.

Vanguard Small Company Growth Portfolio
  The Small Company Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests at least 80% of its assets primarily in common stocks of smaller companies.

Vanguard Total Bond Market Index Portfolio
  The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Lehman Brothers Aggregate Bond Index.

Vanguard Total Stock Market Index Portfolio
  The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's (S&P) Total Market Index by investing all, or substantially all, of its assets in two Vanguard funds--Vanguard Variable Insurance Fund-Equity Index Portfolio and Vanguard Extended Market Index Fund. The S&P Total Market Index consists of substantially all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market.

Wanger Advisors Trust
  Wanger Advisors Trust is a mutual fund with multiple portfolios. The Adviser:
Columbia Wanger Asset Management, L.P. serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

Wanger International Select
  Wanger International Select seeks long-term growth of capital. Wanger International Select invests primarily in the stocks of companies with market capitalizations of $2 to $25 billion at the time of initial purchase. Although the Fund primarily invests in small- and medium-sized companies, at times the Fund may invest in larger-sized companies. The Fund invests in at least three countries.

Wanger International (formerly known as Wanger International Small Cap)
  Wanger International seeks long-term growth of capital. Wanger International invests primarily in the stocks of companies based outside the United States with market capitalizations of less than $5 billion at the time of initial purchase.

Wanger Select
  Wanger Select seeks long-term growth of capital. Wanger Select generally invests in the stocks of U.S. companies. Wanger Select is a non-diversified fund that takes advantage of its adviser's research and stock-picking capabilities to invest in a limited number of companies (between 20-40) with market capitalizations under $20 billion at the time of initial purchase, offering the potential to provide above-average growth over time.

Wanger USA (formerly known as Wanger U.S. Smaller Companies)
  Wanger USA seeks long-term growth of capital. The Fund invests primarily in the stocks of small- and medium-sized U.S. companies. Wanger USA generally invests in stocks of companies with market capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond a capitalization limit.

APPENDIX B - Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

--------------------------------------------------------------------------------


                                    Upon           Upon
State                          Premium Payment Annuitization Nonqualified Qualified
-----                          --------------- ------------- ------------ ---------
California....................                       X           2.35%      0.50%

Florida.......................                       X           1.00       1.00

Maine.........................        X                          2.00

Nevada........................                       X           3.50

South Dakota..................        X                          1.25/1/

Texas.........................                       X           0.04/2/    0.04

West Virginia.................                       X           1.00       1.00

Wyoming.......................                       X           1.00

Commonwealth of Puerto Rico...                       X           1.00       1.00



NOTE:The above tax deduction rates are as of January 1, 2009. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-----------------

/1/ South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

/2/ Texas charges an insurance department "maintenance fee" of .04% on annuity considerations, but the department allows this to be paid upon annuitization.

APPENDIX C - Guaranteed Minimum Withdrawal Benefit Examples
--------------------------------------------------------------------------------

Example 1: Additional Purchase Payments after the Rider Date
  Assume your Contract Value on the Rider Date of March 23, 2008 is $100,000. The Benefit Base is accordingly set at $100,000. Now assume that you make an additional Purchase Payment of $15,000 on May 21, 2008. Since this Purchase Payment was made to the Contract during the Inception Period, the Benefit Base is increased by the amount of the Purchase Payment. Thus, the Benefit Base is increased to $115,000.

  Now assume that you make another Purchase Payment of $7,000 on October 6, 2008. Since this Purchase Payment was not made during the Inception Period, the Benefit Base is not affected. Thus, the Benefit Base remains at $115,000.

Example 2: Automatic Step-Up of the Benefit Base
  Assume your Contract Value on the Rider Date is $100,000. The Benefit Base is accordingly set at $100,000. Now assume that on your first Rider Anniversary your Contract Value is $107,000. Assuming that you have not chosen to suspend the Automatic Step-Up feature, your Benefit Base will be increased to $107,000.

  Assume that on the second Rider Anniversary your Contract Value is $103,000. Since your Contract Value is less than your Benefit Base, there is no Step-Up and the Benefit Base remains at $107,000.

Example 3: Withdrawal Prior to Benefit Eligibility Date (Benefit Base Greater Than Contract Value)
  Assume that you make a $25,000 withdrawal on a date prior to your Benefit Eligibility Date. Also assume that your Contract Value was $125,000 and your Benefit Base was $150,000 on the date of this withdrawal. Because you made the withdrawal prior to the Benefit Eligibility Date, your Benefit Base would be reduced in the same proportion that the withdrawal reduced your Contract Value. In this case, the reduction in Contract Value was 20% ($25,000 divided by $125,000), and accordingly, your Benefit Base is reduced by 20% to $120,000 ($150,000 x 20% = $30,000 and $150,000 - $30,000 = $120,000).

  In this example, the Benefit Base was greater than the Contract Value. This condition might occur during poor market conditions where the Contract Value has decreased. In this case, because the Benefit Base was greater than the Contract Value, the $25,000 withdrawal reduced the Benefit Base by more than $25,000.

Example 4: Withdrawal Prior to Benefit Eligibility Date (Benefit Base Less Than Contract Value)
  Assume that you make a $25,000 withdrawal on a date prior to your Benefit Eligibility Date. Also assume that your Contract Value was $125,000 and your Benefit Base was $100,000 on the date of this withdrawal. Because you made the withdrawal prior to the Benefit Eligibility Date, your Benefit Base would be reduced in the same proportion that the withdrawal reduced your Contract Value. In this case, the reduction in Contract Value was 20% ($25,000 divided by $125,000), and accordingly, your Benefit Base is reduced by 20% to $80,000 ($100,000 x 20% = $20,000 and $100,000 - $20,000 = $80,000).

  In this example, the Benefit Base was less than the Contract Value. This condition might occur during good market conditions where the Contract Value has increased. In this case, because the Benefit Base was less than the Contract Value, the $25,000 withdrawal reduced the Benefit Base by less than $25,000.

Example 5: Withdrawal of the Total Contract Value Prior to the Benefit Eligibility Date
  Assume your Contract Value is $125,000 on a date prior to the Benefit Eligibility Date, and you withdrawal the entire Contract Value of $125,000. Your Contract Value would decrease to $0. Your Benefit Base would be reduced in the same proportion that the withdrawal reduced your Contract Value (100%). Therefore, your Benefit Base after the withdrawal would be $0 and your Contract and rider would terminate.

Example 6: Withdrawals On or After the Benefit Eligibility Date
  Assume that your Contract Value is $100,000 on your Benefit Eligibility Date. Also assume the Benefit Base as of the Benefit Eligibility Date is also $100,000. The Annual Benefit Amount therefore is $5,000, which is 5% multiplied by the Benefit Base. Now assume that you take a withdrawal of $5,000 on the Benefit Eligibility Date. Since your cumulative withdrawals during the Contract Year have not exceeded the Annual Benefit Amount, the amount withdrawn is not considered to be an excess withdrawal and there is no adjustment to your Benefit Base. Your Contract Value will decrease to $95,000 as a result of your withdrawal, but your Benefit Base will remain at $100,000.

  Assume that later that Contract Year, you withdraw an additional $10,000 and that the Contract Value prior to the withdrawal was $96,000. Your Contract Value would reduce to $86,000 as a result of the second withdrawal. Your cumulative withdrawals for the year are now $15,000, which exceeds your Annual Benefit Amount by $10,000. The excess withdrawal reduced your Contract Value by 10.42% ($10,000 divided by $96,000), and accordingly, your Benefit Base is reduced by 10.42%, from $100,000 to $89,583.

  Assuming that you have made no more withdrawals during the Contract Year, your Benefit Base on your next Rider Anniversary will still be equal to $89,583, prior to the application of any Automatic Step-Up. Assuming your Contract Value is $86,000 on this Rider Anniversary, there would be no Step-Up and your Benefit Base would remain at $89,583. Therefore, your Annual Benefit Amount would be recalculated on the Rider Anniversary as 5% of $89,583 or $4,479.

APPENDIX D - Financial Highlights
--------------------------------------------------------------------------------

  The following table gives the historical unit values for a single share of each of the available investment options. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

             Phoenix Portfolio Advisor(R) Service Center
             Administrative Office
             P.O. Box 36740
             Louisville, Kentucky 40233

Death Benefit Option 1 Contracts

From 4/7/2008* to 12/31/2008
(The inception date of the funds is April 7, 2008 unless otherwise noted.)

                                                        Investment Investment
                                                          Option   Option Unit     Units
                                                        Unit Value  Value End  Outstanding at
                                                        Beginning   of Period  End of Period
                  Investment Option                     of Period* (12/31/08)   (Thousands)
---------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - Class I
------------------------------------------------------- ---------- ----------- --------------
---------------------------------------------------------------------------------------------
Basic Value Fund                                         $1.000      $0.600         --
Financial Services Fund                                  $1.000      $0.440         --
Global Real Estate Fund                                  $1.000      $0.560         27
High Yield Fund                                          $1.010      $0.760         867
International Growth Fund                                $1.000      $0.640         66
Mid Cap Core Equity Fund                                 $1.000      $0.730         --
Technology Fund                                          $1.000      $0.640         --
Utilities Fund                                           $1.000      $0.730         46
Alliance Variable Products Series Fund, Inc.
------------------------------------------------------- ---------- ----------- --------------
---------------------------------------------------------------------------------------------
Intermediate Bond Portfolio                              $1.010      $0.940         --
International Growth Portfolio                           $1.020      $0.550         --
International Value Portfolio                            $1.000      $0.490         --
The Dreyfus Investment Portfolios - Service
------------------------------------------------------- ---------- ----------- --------------
---------------------------------------------------------------------------------------------
Small Cap Stock Index Portfolio                          $1.000      $0.720         26
Dreyfus Stock Index Fund - Service                       $ 1.000     $ 0.670        120
------------------------------------------------------- ---------- ----------- --------------
---------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Service
------------------------------------------------------- ---------- ----------- --------------
---------------------------------------------------------------------------------------------
International Equity Portfolio                           $1.020      $0.610         --
International Value Portfolio                            $1.010      $0.680         62
MidCap Stock Portfolio                                   $1.010      $0.630         --
Fidelity Variable Insurance Products - Service Class 2
------------------------------------------------------- ---------- ----------- --------------
---------------------------------------------------------------------------------------------
Balanced Portfolio                                       $1.010      $0.690         --
Contrafund Portfolio                                     $1.010      $0.630         176
Disciplined Small Cap Portfolio                          $1.000      $0.710         --
Dynamic Capital Appreciation Portfolio                   $1.020      $0.660         11
Equity-Income Portfolio                                  $1.000      $0.610         --
Growth Portfolio                                         $1.020      $0.590         --
Growth & Income Portfolio                                $1.010      $0.630         --
Growth Opportunities Portfolio                           $1.020      $0.530         31
High Income Portfolio                                    $1.010      $0.760         --
International Capital Appreciation Portfolio             $1.010      $0.540         42
Investment Grade Bond Portfolio                          $1.000      $0.960         --
Mid Cap Portfolio                                        $1.010      $0.650          8
Overseas Portfolio                                       $1.020      $0.610          6

                                                                Investment Investment
                                                                  Option   Option Unit     Units
                                                                Unit Value  Value End  Outstanding at
                                                                Beginning   of Period  End of Period
                      Investment Option                         of Period* (12/31/08)   (Thousands)
-----------------------------------------------------------------------------------------------------
Real Estate Portfolio                                             $1.000     $0.550         --
Strategic Income Portfolio                                        $1.000     $0.890          3
Value Leaders Portfolio                                           $1.000     $0.580         --
Value Portfolio                                                   $1.010     $0.570         --
Value Strategies Portfolio                                        $1.010     $0.530         --
Financial Investors Variable Insurance Trust - Class II
--------------------------------------------------------------- ---------- ----------- --------------
-----------------------------------------------------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation Portfolio                  $1.010     $0.780         --
Ibbotson Conservative ETF Asset Allocation Portfolio              $1.000     $0.940         100
Ibbotson Growth ETF Asset Allocation Portfolio                    $1.010     $0.710         262
Ibbotson Income and Growth ETF Asset Allocation Portfolio         $1.000     $0.860         --
Franklin Templeton Variable Insurance Products Trust - Class 2
--------------------------------------------------------------- ---------- ----------- --------------
-----------------------------------------------------------------------------------------------------
Global Communications Securities II Fund                          $1.010     $0.630         --
High Income Securities II Fund                                    $1.010     $0.780         807
Income Securities II Fund                                         $1.010     $0.730         --
Mutual Global Discovery Securities II Fund                        $1.010     $0.760         118
Small Cap Value Securities II Fund                                $1.010     $0.670         --
Small-Mid Cap Growth Securities II Fund                           $1.010     $0.640         --
Strategic Income Securities II Fund                               $1.010     $0.880         --
Templeton Global Bond Securities II Fund                          $1.000     $1.000         71
U.S. Government II Fund                                           $1.010     $1.050         138
Janus Aspen Series - Service
--------------------------------------------------------------- ---------- ----------- --------------
-----------------------------------------------------------------------------------------------------
Balanced Portfolio                                                $1.010     $0.840         --
Enterprise Portfolio                                              $1.010     $0.600         --
Flexible Bond Portfolio                                           $1.010     $1.030         50
Global Technology Portfolio                                       $1.010     $0.640         --
Growth and Income Portfolio                                       $1.010     $0.620         --
Overseas Portfolio                                                $1.010     $0.500         63
Research Core Portfolio                                           $1.010     $0.620         --
Lazard Retirement Series Inc.
--------------------------------------------------------------- ---------- ----------- --------------
-----------------------------------------------------------------------------------------------------
Emerging Markets Portfolio                                        $1.010     $0.530         103
Northern Lights Variable Trust
--------------------------------------------------------------- ---------- ----------- --------------
-----------------------------------------------------------------------------------------------------
JNF Balanced Portfolio                                            $1.010     $0.800         --
JNF Equity Portfolio                                              $1.010     $0.630         --
JNF Loomis Sayles Bond Portfolio* (inception date May 1, 2008)    $1.000     $0.770         --
JNF Money Market Portfolio                                        $1.000     $1.020        2,414
Oppenheimer Variable Account Funds
--------------------------------------------------------------- ---------- ----------- --------------
-----------------------------------------------------------------------------------------------------
Balanced Fund                                                     $1.010     $0.600         --
Core Bond Fund                                                    $1.010     $0.630         --
Global Securities Fund                                            $1.000     $0.640         --
International Growth Fund                                         $1.010     $0.610         32
Main Street(R) Fund                                               $1.010     $0.670         --
Value Fund                                                        $1.020     $0.630         --
The Phoenix Edge Series Fund
--------------------------------------------------------------- ---------- ----------- --------------
-----------------------------------------------------------------------------------------------------
Aberdeen International Series                                     $1.010     $0.630         --
Alger Small-Cap Growth Series                                     $1.000     $0.640         --
Capital Growth Series                                             $1.010     $0.660         --
Duff & Phelps Real Estate Securities Series                       $1.000     $0.590         15

                                                 Investment Investment
                                                   Option   Option Unit     Units
                                                 Unit Value  Value End  Outstanding at
                                                 Beginning   of Period  End of Period
               Investment Option                 of Period* (12/31/08)   (Thousands)
--------------------------------------------------------------------------------------
Growth and Income Series                           $1.000     $0.700         --
Mid-Cap Growth Series                              $1.010     $0.640         --
PIMCO Variable Insurance Trust - Administrative
------------------------------------------------ ---------- ----------- --------------
--------------------------------------------------------------------------------------
All Asset Fund                                     $1.010     $0.840         --
Foreign Bond US Dollar-Hedged Portfolio            $1.000     $0.960         --
Long Term US Government Portfolio                  $1.010     $1.140         --
RealEstateRealReturn Strategy Portfolio            $1.010     $0.480          1
Short Term Portfolio                               $1.000     $1.000         --
PIMCO Variable Insurance Trust - Advisor
------------------------------------------------ ---------- ----------- --------------
--------------------------------------------------------------------------------------
Commodity RealReturn Strategy Portfolio            $1.030     $0.490          2
Emerging Markets Bond Portfolio                    $1.010     $0.840          1
Global Bond Unhedged Portfolio                     $1.000     $0.920          1
High Yield Portfolio                               $1.010     $0.780         99
Low Duration Portfolio                             $1.010     $0.980         --
Real Return Portfolio                              $1.000     $0.890         130
Total Return Portfolio                             $1.010     $1.020         212
Pioneer Variable Contracts Trust:
------------------------------------------------ ---------- ----------- --------------
--------------------------------------------------------------------------------------
Cullen Value Portfolio                             $1.010     $0.700         98
Emerging Markets Portfolio                         $1.020     $0.470         --
Equity Income Portfolio                            $1.000     $0.720         11
Fund Portfolio                                     $1.010     $0.690         --
Global High Yield Portfolio                        $1.010     $0.680         --
Growth Opportunities Portfolio                     $1.010     $0.730         --
High Yield Portfolio                               $1.010     $0.670         --
International Value Portfolio                      $1.020     $0.600         --
Mid Cap Value Portfolio                            $1.000     $0.710         36
Strategic Income Portfolio                         $1.010     $0.880          1
Royce Capital Fund:
------------------------------------------------ ---------- ----------- --------------
--------------------------------------------------------------------------------------
Micro-Cap Portfolio                                $1.010     $0.600         --
Small-Cap Portfolio                                $1.010     $0.710         15
Rydex Variable Trust:
------------------------------------------------ ---------- ----------- --------------
--------------------------------------------------------------------------------------
CLS AdvisorOne Amerigo Fund                        $1.010     $0.600         31
CLS AdvisorOne Berolina Fund                       $1.010     $0.610         --
CLS AdvisorOne Clermont Fund                       $1.010     $0.740         --
All-Cap Opportunity Fund                           $1.020     $0.680         --
Banking Fund                                       $0.990     $0.610         --
Basic Materials Fund                               $1.030     $0.540         --
Biotechnology Fund                                 $1.000     $0.930         --
Commodities Strategy Fund                          $1.030     $0.460         --
Consumer Products Fund                             $1.000     $0.800         --
Dow 2x Strategy Fund                               $1.000     $0.430         --
Electronics Fund                                   $1.010     $0.580         --
Energy Fund                                        $1.020     $0.550         --
Energy Services Fund                               $1.020     $0.430         --
Europe 1.25x Strategy Fund                         $1.020     $0.500         --
Financial Services Fund                            $1.000     $0.560         --
Government Long Bond 1.2x Strategy Fund            $1.010     $1.420         12
Health Care Fund                                   $1.010     $0.820         --

                                            Investment Investment
                                              Option   Option Unit     Units
                                            Unit Value  Value End  Outstanding at
                                            Beginning   of Period  End of Period
            Investment Option               of Period* (12/31/08)   (Thousands)
---------------------------------------------------------------------------------
Hedged Equity Fund                            $1.000     $0.820          3
Internet Fund                                 $1.000     $0.620         --
Inverse Dow 2x Strategy Fund                  $1.000     $1.500         --
Inverse Government Long Bond Strategy Fund    $0.990     $0.720         --
Inverse Mid-Cap Strategy Fund                 $0.990     $1.280         11
Inverse NASDAQ-100(R) Fund                    $0.990     $1.330         --
Inverse Russell 2000 Strategy Fund            $1.000     $1.180         --
Inverse S&P 500 Strategy Fund                 $1.000     $1.310         --
Japan 2x Strategy Fund                        $1.020     $0.700         --
Leisure Fund                                  $0.990     $0.540         --
Mid Cap 1.5x Strategy Fund                    $1.010     $0.500         --
Multi Cap Core Equity Fund                    $1.000     $0.650         --
Multi-Hedge Strategies Fund                   $1.000     $0.850          3
NASDAQ-100(R) 2x Strategy Fund                $1.010     $0.360         --
NASDAQ-100(R) Fund                            $1.010     $0.650         --
Nova Fund                                     $1.000     $0.510         --
Precious Metals Fund                          $1.030     $0.590         39
Real Estate Fund                              $1.000     $0.560         --
Retailing Fund                                $0.980     $0.670         --
Russell 2000 1.5x Strategy Fund               $1.000     $0.540         --
Russell 2000 2x Strategy Fund                 $1.000     $0.400          8
S&P 500 2x Strategy Fund                      $1.010     $0.380          7
S&P 500 Pure Growth Fund                      $1.000     $0.640         --
S&P 500 Pure Value Fund                       $1.000     $0.550         56
S&P MidCap 400 Pure Growth Fund               $1.010     $0.680         --
S&P MidCap 400 Pure Value Fund                $1.000     $0.580         --
S&P SmallCap 600 Pure Growth Fund             $1.000     $0.700         --
S&P SmallCap 600 Pure Value Fund              $0.980     $0.560         --
Strengthening Dollar 2x Strategy Fund         $1.000     $1.190         --
Technology Fund                               $1.010     $0.620         --
Telecommunications Fund                       $1.000     $0.630         --
Transportation Fund                           $1.010     $0.730         --
Utilities Fund                                $1.000     $0.760         45
Weakening Dollar 2x Strategy Fund             $1.000     $0.780         --
T Rowe Price Equity Series, Inc.
------------------------------------------- ---------- ----------- --------------
---------------------------------------------------------------------------------
Blue Chip Growth Portfolio II                 $1.000     $0.630         140
Equity Income Portfolio II                    $1.000     $0.670         60
Health Sciences Portfolio II                  $1.010     $0.780         24
T Rowe Price Fixed Income Series, Inc.
------------------------------------------- ---------- ----------- --------------
---------------------------------------------------------------------------------
Limited-Term Bond Portfolio II                $1.000     $1.000         84
Third Avenue Variable Series Trust
------------------------------------------- ---------- ----------- --------------
---------------------------------------------------------------------------------
Value Portfolio                               $1.000     $0.590         17
Van Eck Worldwide Insurance Trust
------------------------------------------- ---------- ----------- --------------
---------------------------------------------------------------------------------
Bond Fund                                     $1.000     $0.980         --
Emerging Markets Fund                         $1.010     $0.420         --
Hard Assets Fund                              $1.030     $0.520         32
Multi-Manager Alternatives Fund               $1.000     $0.890         --
Real Estate Fund                              $1.000     $0.470         31

                                         Investment Investment
                                           Option   Option Unit     Units
                                         Unit Value  Value End  Outstanding at
                                         Beginning   of Period  End of Period
            Investment Option            of Period* (12/31/08)   (Thousands)
  ----------------------------------------------------------------------------
  Vanguard Variable Insurance Fund
  -------------------------------------- ---------- ----------- --------------
  ----------------------------------------------------------------------------
  Balanced Portfolio                       $1.010     $0.780         --
  Capital Growth Portfolio                 $1.020     $0.700         --
  Diversified Value Portfolio              $1.020     $0.690         --
  Equity Index Portfolio                   $1.020     $0.660         --
  International Portfolio                  $1.010     $0.570         170
  Short-Term Investment Grade Portfolio    $1.000     $0.950         --
  Small Company Growth Portfolio           $1.020     $0.690         --
  Total Bond Market Index Portfolio        $1.000     $1.030         608
  Total Stock Market Index Portfolio       $1.020     $0.660         449
  Wanger Advisors Trust
  -------------------------------------- ---------- ----------- --------------
  ----------------------------------------------------------------------------
  International Fund                       $1.010     $0.580          7
  International Select Fund                $1.010     $0.600          1
  Select Fund                              $1.020     $0.570         --
  USA Fund                                 $1.000     $0.650         24

* The inception date of the funds is April 7, 2008, unless otherwise noted.

                           Information Required in a
                      Statement of Additional Information


                         Phoenix Portfolio Advisor(R)



                                           Phoenix Portfolio
                                          Advisor/SM/ Service
                    Home Office:                 Center
                  One American Row           P.O. Box 36740
               Hartford, Connecticut      Louisville, Kentucky
                      06102-5056                 40233
                                             (866) 226-0170


                     PHL Variable Accumulation Account II

                Variable Accumulation Deferred Annuity Contract

                      Statement of Additional Information


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2009 which is available without charge on our Website or by contacting PHL Variable Insurance Company at the above address or at the above telephone number.


                               -----------------

                               TABLE OF CONTENTS


                                                           Page
---------------------------------------------------------------

General Information.......................................  B-2
Certain Federal Income Tax Consequences...................  B-2
Published Ratings.........................................  B-5
Administration and Services...............................  B-5
Annuity Provisions........................................  B-5
Arrangements Regarding Frequent Purchases and Redemptions.  B-6
Separate Account Financial Statements..................... SA-1
Company Financial Statements..............................  F-1

General Information
--------------------------------------------------------------------------------

General Information Regarding PHL Variable Insurance Company:

PHL Variable Insurance Company
PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06103-2899.

We are a wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company, PM Holdings, Inc.

Underwriter

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated February 5, 2009. PEPCO is a directly wholly owned subsidiary of PFG Holdings, Inc. ("PFG"). PFG is an indirectly owned subsidiary of PNX.

PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix. PEPCO's business address is One American Row, Hartford, CT 06102.

PEPCO, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions.


PHL Variable Accumulation Account II

PHL Variable Accumulation Account II, also referred to as the "Separate Account", was established on October 25, 2007 pursuant to Connecticut law. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

Certain Federal Income Tax Consequences
--------------------------------------------------------------------------------

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control of such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

Distribution Requirements. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

Withholding. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Qualified Contracts. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age
70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.


Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant;
(ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and
(iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension, Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

Taxation of PHL Variable Insurance Company
PHL Variable Insurance Company at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

Published Ratings
--------------------------------------------------------------------------------

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

Administration and Services
--------------------------------------------------------------------------------

Under a contract with PHL Variable Insurance Company, Jefferson National Life Insurance Company provides administrative services including, but not limited to, document delivery, transaction confirmation, the production of periodic account statements and other various administrative duties. For these services, PHL Variable Insurance Company pays Jefferson National Life Insurance Company a fee as described in the pertinent administration agreement. Jefferson National Life Insurance Company also provides certain services related to the Separate Account. These services include computing subaccount unit value for each subaccount of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, preparing information necessary for filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays Jefferson National Life Insurance Company fees for these services.

Annuity Provisions
--------------------------------------------------------------------------------

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

Variable Annuity Payout
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1.The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2.The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the Subscription Fee and any applicable Transaction Fee.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the Subscription Fee and any applicable Transaction Fee during both the accumulation phase and the annuity phase. The deduction of these charges will affect the amount of the first and any subsequent annuity payments (see "Expenses" and "Annuity Payments" in the prospectus).

Annuity Unit
The annuity unit value at the end of any subsequent valuation period is determined as follows:

1.The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2.The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

Fixed Annuity Payout
A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

Arrangements Regarding Frequent Purchases and Redemptions
--------------------------------------------------------------------------------


The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for PHL Variable Accumulation Account II, dated December 12, 2008.


Financial Statements
--------------------------------------------------------------------------------

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

PHL VARIABLE ACCUMULATION ACCOUNT II
FINANCIAL STATEMENTS



PHL VARIABLE
INSURANCE COMPANY
FINANCIAL STATEMENTS

PHL VARIABLE INSURANCE COMPANY

Annual Report
to Contract Owners

For the Period April 7, 2008 (Inception) through December 31, 2008

                                            PHL Variable Accumulation Account II

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2008

================================================================================

PHL VARIABLE ACCUMULATION ACCOUNT II                                        PAGE
Statement of Assets and Liabilities as of December 31, 2008 .............      2
Statements of Operations and Changes in Net Assets for the Period
   April 7, 2008 (Inception) through December 31, 2008 ..................      6
Notes to Financial Statements ...........................................     18
Report of Independent Registered Public Accounting Firm .................     34

PHL VARIABLE ACCUMULATION ACCOUNT II
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

==================================================================================================================================
                                                                                               SHARES         COST        VALUE
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in portfolio shares, at net asset value (Note 2):
      AIM Variable Insurance Funds:
         Global Real Estate Fund .....................................................         1,644.813   $   19,135   $   15,181
         High Yield Fund .............................................................       178,968.921      642,309      660,395
         International Growth Fund ...................................................         2,165.606       42,208       42,208
         Utilities Fund ..............................................................         2,473.574       50,573       33,097
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio .............................................         1,792.210       18,567       18,567
      Dreyfus Stock Index Fund - Service .............................................         3,508.938       75,520       80,706
      Dreyfus Variable Investment Fund - Service:
         International Value Portfolio ...............................................         4,812.733       42,208       42,208
      Fidelity Variable Insurance Products - Service:
         Contrafund(R) Portfolio .....................................................         7,315.485      152,356      110,757
         Dynamic Capital Appreciation Portfolio ......................................         1,396.917       12,008        7,264
         Growth Opportunities Portfolio ..............................................         1,644.246       22,627       16,311
         International Capital Appreciation Portfolio ................................         4,057.528       31,173       22,722
         Mid Cap Portfolio ...........................................................           301.568        8,978        5,464
         Overseas Portfolio ..........................................................           282.064        6,101        3,404
         Strategic Income Portfolio ..................................................           294.337        3,132        2,625
      Financial Investors Variable Insurance Trust:
         Conservative ETF Asset Allocation Portfolio .................................         9,561.124       93,699       93,699
         Growth ETF Asset Allocation Portfolio .......................................        27,076.343      234,457      186,555
      Franklin Templeton Variable Insurance Products Trust:
         High Income Securities II Fund ..............................................       137,058.840      608,541      630,471
         Mutual Discovery Securities II Fund .........................................         5,677.005      107,009       89,981
         Templeton Global Income Securities II Fund ..................................         4,178.752       70,833       71,457
         U.S. Government II Fund .....................................................        11,222.946      143,375      145,786
      Janus Aspen Series - Service
         Flexible Bond Portfolio .....................................................         4,144.487       51,060       51,060
         International Growth Portfolio ..............................................         1,228.635       34,002       31,956
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio ..................................................         4,702.833       85,921       54,506
      Northern Lights Variable Trust:
         JNF Money Market Portfolio ..................................................     2,458,722.570    2,458,723    2,458,722
      Oppenheimer Variable Account Funds - Service:
         International Growth Fund / VA ..............................................        15,495.181       17,500       19,369
      The Phoenix Edge Series Fund:
         Duff & Phelps Real Estate Securities Series .................................           533.849        7,960        8,679
      PIMCO Variable Insurance Trust - Administrative:
         RealEstateRealReturn Strategy Portfolio .....................................            94.421          460          440
      PIMCO Variable Insurance Trust - Advisor:
         CommodityRealReturn Strategy Portfolio ......................................           116.255          948          815
         Emerging Markets Bond Portfolio .............................................            70.959          661          732
         Global Bond Unhedged Portfolio ..............................................            52.850          617          647
         High Yield Portfolio ........................................................        13,549.318       78,228       76,687
         Real Return Portfolio .......................................................        10,319.336      131,025      116,196
         Total Return Portfolio ......................................................        20,913.414      214,744      215,617
      Pioneer Variable Contracts Trust:
         Cullen Value Portfolio ......................................................         7,565.575       74,201       68,317
         Equity Income Portfolio .....................................................           535.659        7,944        8,174
         Mid Cap Value Portfolio .....................................................         2,213.160       26,270       25,806
         Strategic Income Portfolio ..................................................            67.525          622          602
      Royce Capital Fund:
         Micro-Cap Portfolio .........................................................            25.326          185          153
         Small-Cap Portfolio .........................................................         1,618.315       11,322       10,390

   The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

==================================================================================================================================
                                                                                               SHARES         COST         VALUE
----------------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund .................................................           873.952   $   26,415   $   18,912
         Absolute Return Strategies Fund .............................................           124.341        2,547        2,607
         Government Long Bond 1.2X Strategy Fund .....................................           997.319       15,668       17,194
         Hedged Equity Fund ..........................................................           136.090        2,547        2,612
         Inverse Mid-Cap Strategy Fund ...............................................           300.239       15,752       14,051
         Large-Cap Value Fund ........................................................         3,346.281       53,576       30,652
         Precious Metals Fund ........................................................         2,438.869       15,658       22,535
         Russell 2000(R) 2X Strategy Fund ............................................           438.889        2,075        3,235
         S&P 500 2X Strategy Fund ....................................................           453.515        2,000        2,794
         Utilities Fund ..............................................................         2,232.961       34,225       34,410
      T. Rowe Price Equity Series, Inc.:
         Blue Chip Growth Portfolio II ...............................................        13,196.951       95,031       88,420
         Equity Income Portfolio II ..................................................         2,789.145       38,765       39,913
         Health Sciences Portfolio II ................................................         1,934.096       18,621       18,567
      T. Rowe Price Fixed Income Series, Inc.:
         Limited-Term Bond Portfolio II ..............................................        17,374.803       86,145       83,920
      Third Avenue Variable Series Trust:
         Value Portfolio .............................................................           840.195       13,569       10,091
      Van Eck Worldwide Insurance Trust:
         Hard Assets Fund - Class S ..................................................           906.774       20,454       16,812
         Real Estate Fund ............................................................         2,366.408       23,173       14,672
      Vanguard Variable Insurance Fund:
         International Portfolio .....................................................         8,184.908      136,225       96,583
         Total Bond Market Index Portfolio ...........................................        54,030.325      616,645      627,834
         Total Stock Market Index Portfolio ..........................................        16,318.748      408,672      296,513
      Wanger Advisors Trust:
         International Fund ..........................................................           185.774        3,500        3,844
         International Select Fund ...................................................            67.167          766          807
         USA Fund ....................................................................           821.838       15,000       15,861
----------------------------------------------------------------------------------------------------------------------------------
            TOTAL ASSETS .............................................................                                  $6,890,565
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

==================================================================================================================================
                                                                                                   UNITS   UNIT VALUE     VALUE
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
   Contract owners' deferred annuity reserves:
      AIM Variable Insurance Funds:
         Global Real Estate Fund .....................................................        27,351.009   $ 0.555061   $   15,181
         High Yield Fund .............................................................       867,064.712     0.761644      660,395
         International Growth Fund ...................................................        66,142.227     0.638135       42,208
         Utilities Fund ..............................................................        45,517.519     0.727116       33,097
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio .............................................        25,754.114     0.720945       18,567
      Dreyfus Stock Index Fund - Service .............................................       120,405.999     0.670280       80,706
      Dreyfus Variable Investment Fund- Service:
         International Value Portfolio ...............................................        62,420.576     0.676182       42,208
      Fidelity Variable Insurance Products - Service:
         Contrafund(R) Portfolio .....................................................       176,231.583     0.628473      110,757
         Dynamic Capital Appreciation Portfolio ......................................        11,057.539     0.656925        7,264
         Growth Opportunities Portfolio ..............................................        31,056.988     0.525191       16,311
         International Capital Appreciation Portfolio ................................        42,360.781     0.536396       22,722
         Mid Cap Portfolio ...........................................................         8,367.336     0.653066        5,464
         Overseas Portfolio ..........................................................         5,610.388     0.606816        3,404
         Strategic Income Portfolio ..................................................         2,953.674     0.888891        2,625
      Financial Investors Variable Insurance Trust:
         Conservative ETF Asset Allocation Portfolio .................................       100,189.271     0.935220       93,699
         Growth ETF Asset Allocation Portfolio .......................................       261,715.982     0.712815      186,555
      Franklin Templeton Variable Insurance Products Trust:
         High Income Securities II Fund ..............................................       806,622.806     0.781619      630,471
         Mutual Discovery Securities II Fund .........................................       118,334.912     0.760392       89,981
         Templeton Global Income Securities II Fund ..................................        71,143.994     1.004395       71,457
         U.S. Government II Fund .....................................................       138,274.428     1.054325      145,786
      Janus Aspen Series - Service
         Flexible Bond Portfolio .....................................................        49,535.333     1.030781       51,060
         International Growth Portfolio ..............................................        63,346.954     0.504465       31,956
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio ..................................................       103,268.072     0.527811       54,506
      Northern Lights Variable Trust:
         JNF Money Market Portfolio ..................................................     2,414,058.284     1.018502    2,458,722
      Oppenheimer Variable Account Funds:
         International Growth Fund / VA ..............................................        31,919.989     0.606797       19,369
      The Phoenix Edge Series Fund:
         Duff & Phelps Real Estate Securities Series .................................        14,705.367     0.590159        8,679
      PIMCO Variable Insurance Trust - Administrative:
         RealEstateRealReturn Strategy Portfolio .....................................           924.386     0.475993          440
      PIMCO Variable Insurance Trust - Advisor:
         CommodityRealReturn Strategy Portfolio ......................................         1,663.721     0.489836          815
         Emerging Markets Bond Portfolio .............................................           872.399     0.839072          732
         Global Bond Unhedged Portfolio ..............................................           701.526     0.922917          647
         High Yield Portfolio ........................................................        98,660.265     0.777289       76,687
         Real Return Portfolio .......................................................       129,979.654     0.893958      116,196
         Total Return Portfolio ......................................................       211,676.985     1.018612      215,617
      Pioneer Variable Contracts Trust:
         Cullen Value Portfolio ......................................................        97,833.719     0.698300       68,317
         Equity Income Portfolio .....................................................        11,365.964     0.719179        8,174
         Mid Cap Value Portfolio .....................................................        36,390.210     0.709133       25,806
         Strategic Income Portfolio ..................................................           687.012     0.876811          602
      Royce Capital Fund:
         Micro-Cap Portfolio .........................................................           254.802     0.599337          153
         Small-Cap Portfolio .........................................................        14,682.660     0.707608       10,390

   The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

==================================================================================================================================
                                                                                                   UNITS   UNIT VALUE      VALUE
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund .................................................        31,269.307   $ 0.604820   $   18,912
         Absolute Return Strategies Fund .............................................         3,075.707     0.847752        2,607
         Government Long Bond 1.2X Strategy Fund .....................................        12,126.930     1.417825       17,194
         Hedged Equity Fund ..........................................................         3,171.359     0.823487        2,612
         Inverse Mid-Cap Strategy Fund ...............................................        10,975.540     1.280227       14,051
         Large-Cap Value Fund ........................................................        55,766.672     0.549646       30,652
         Precious Metals Fund ........................................................        38,460.881     0.585924       22,535
         Russell 2000(R) 2X Strategy Fund ............................................         8,081.037     0.400272        3,235
         S&P 500 2X Strategy Fund ....................................................         7,424.043     0.376294        2,794
         Utilities Fund ..............................................................        45,089.729     0.763143       34,410
      T. Rowe Price Equity Series, Inc.:
         Blue Chip Growth Portfolio II ...............................................       139,810.428     0.632426       88,420
         Equity Income Portfolio II ..................................................        59,645.558     0.669164       39,913
         Health Sciences Portfolio II ................................................        23,790.559     0.780448       18,567
      T. Rowe Price Fixed Income Series, Inc.:
         Limited-Term Bond Portfolio II ..............................................        83,972.600     0.999378       83,920
      Third Avenue Variable Series Trust:
         Value Portfolio .............................................................        17,184.242     0.587210       10,091
      Van Eck Worldwide Insurance Trust:
         Hard Assets Fund - Class S ..................................................        32,163.323     0.522695       16,812
         Real Estate Fund ............................................................        31,284.034     0.468982       14,672
      Vanguard Variable Insurance Fund:
         International Portfolio .....................................................       169,509.779     0.569776       96,583
         Total Bond Market Index Portfolio ...........................................       607,837.577     1.032897      627,834
         Total Stock Market Index Portfolio ..........................................       449,257.503     0.660006      296,513
      Wanger Advisors Trust:
         International Fund ..........................................................         6,673.036     0.576005        3,844
         International Select Fund ...................................................         1,353.426     0.596031          807
         USA Fund ....................................................................        24,400.371     0.650046       15,861
----------------------------------------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' deferred annuity reserves ....                                  $6,890,565
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II
STATEMENT OF OPERATIONS

FOR THE PERIOD APRIL 7, 2008 (INCEPTION) THROUGH DECEMBER 31, 2008

===================================================================================================================================
                                                                                                                       ALLIANCE
                                                                                                                       BERNSTEIN
                                                                                                                       VARIABLE
                                                                                                                       PRODUCTS
                                                                                                                        SERIES
                                                                             AIM VARIABLE INSURANCE FUNDS                FUND
                                                                  ------------------------------------------------   --------------
                                                                   GLOBAL
                                                                    REAL       HIGH      INTERNATIONAL               INTERNATIONAL
                                                                   ESTATE      YIELD        GROWTH       UTILITIES      GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..................................................   $  1,838   $      --   $          --   $   1,550   $          --
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................     (4,317)         --              --      (6,889)         (9,222)
   Net realized short-term capital gain
      distributions from investments in portfolio shares ......        364          --              --          26              --
   Net realized long-term capital gain
      distributions from investments in portfolio shares ......      2,476          --              --       5,669              --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares .....................................     (1,477)         --              --      (1,194)         (9,222)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio shares ..........     (3,954)     18,086              --     (17,477)             --
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .....................................   $ (3,593)  $  18,086   $          --   $ (17,121)  $      (9,222)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD APRIL 7, 2008 (INCEPTION) THROUGH DECEMBER 31, 2008

===================================================================================================================================
                                                                                                                       ALLIANCE
                                                                                                                       BERNSTEIN
                                                                                                                       VARIABLE
                                                                                                                       PRODUCTS
                                                                                                                        SERIES
                                                                             AIM VARIABLE INSURANCE FUNDS                FUND
                                                                  ------------------------------------------------   --------------
                                                                   GLOBAL
                                                                    REAL       HIGH      INTERNATIONAL               INTERNATIONAL
                                                                   ESTATE      YIELD        GROWTH       UTILITIES      GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Investment income ..........................................   $  1,838   $      --   $          --   $   1,550   $          --
   Net realized gain (loss) on investments in
      portfolio shares ........................................     (1,477)         --              --      (1,194)         (9,222)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares .......     (3,954)     18,086              --     (17,477)             --
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...........................................     (3,593)     18,086              --     (17,121)         (9,222)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........     13,568          --              --      60,742          19,077
   Contract redemptions .......................................       (176)        (20)             (4)     (1,108)            (11)
   Net transfers ..............................................      5,382     642,329          42,212      (9,416)         (9,844)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ........................     18,774     642,309          42,208      50,218           9,222
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................     15,181     660,395          42,208      33,097              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................         --          --              --          --              --
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................    $ 15,181   $ 660,395   $      42,208   $  33,097   $          --
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                              DREYFUS
 DREYFUS                      VARIABLE
INVESTMENT                   INVESTMENT
PORTFOLIOS                      FUND                         FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE
----------                 -------------   ------------------------------------------------------------------------------------
  SMALL
   CAP         DREYFUS                                        DYNAMIC                     INTERNATIONAL
  STOCK         STOCK      INTERNATIONAL                      CAPITAL         GROWTH         CAPITAL
  INDEX         INDEX          VALUE       CONTRAFUND(R)   APPRECIATION   OPPORTUNITIES   APPRECIATION    MID CAP     OVERSEAS
-------------------------------------------------------------------------------------------------------------------------------
$       --   $     3,251   $          --   $       1,260   $         49   $          36   $          --   $      8    $    122

        --      (142,363)             --          (1,768)           (10)            (12)            (10)        (7)         (6)

        --            --              --              --             --              --              --         --          --

        --            --              --              --             --              --              --         --          --
-------------------------------------------------------------------------------------------------------------------------------
        --      (142,363)             --          (1,768)           (10)            (12)            (10)        (7)         (6)
-------------------------------------------------------------------------------------------------------------------------------

        --         5,185              --         (41,599)        (4,744)         (6,316)         (8,451)    (3,513)     (2,697)
-------------------------------------------------------------------------------------------------------------------------------
$       --   $  (133,927)  $          --   $     (42,107)  $     (4,705)  $      (6,292)  $      (8,461)  $ (3,512)   $ (2,581)
===============================================================================================================================

===============================================================================================================================
                              DREYFUS
 DREYFUS                      VARIABLE
INVESTMENT                   INVESTMENT
PORTFOLIOS                      FUND                         FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE
----------                 -------------   ------------------------------------------------------------------------------------
  SMALL
   CAP         DREYFUS                                        DYNAMIC                     INTERNATIONAL
  STOCK         STOCK      INTERNATIONAL                      CAPITAL         GROWTH         CAPITAL
  INDEX         INDEX          VALUE       CONTRAFUND(R)   APPRECIATION   OPPORTUNITIES   APPRECIATION    MID CAP     OVERSEAS
-------------------------------------------------------------------------------------------------------------------------------
$       --   $     3,251   $          --   $       1,260   $         49   $          36   $          --   $      8    $    122
        --      (142,363)             --          (1,768)           (10)            (12)            (10)        (7)         (6)

        --         5,185              --         (41,599)        (4,744)         (6,316)         (8,451)    (3,513)     (2,697)
-------------------------------------------------------------------------------------------------------------------------------
        --      (133,927)             --         (42,107)        (4,705)         (6,292)         (8,461)    (3,512)     (2,581)
-------------------------------------------------------------------------------------------------------------------------------

        --       653,826              --         132,884         12,000              --              --      9,000       6,000
        (2)           --              (3)         (2,093)           (31)            (67)            (96)       (24)        (15)
    18,569      (439,193)         42,211          22,073             --          22,670          31,279         --          --
-------------------------------------------------------------------------------------------------------------------------------

    18,567       214,633          42,208         152,864         11,969          22,603          31,183      8,976       5,985
-------------------------------------------------------------------------------------------------------------------------------
    18,567        80,706          42,208         110,757          7,264          16,311          22,722      5,464       3,404
-------------------------------------------------------------------------------------------------------------------------------
        --            --              --              --             --              --              --         --          --
-------------------------------------------------------------------------------------------------------------------------------
$   18,567   $    80,706   $      42,208   $     110,757   $      7,264   $      16,311   $      22,722   $  5,464    $  3,404
===============================================================================================================================

PHL VARIABLE ACCUMULATION ACCOUNT II
STATEMENT OF OPERATIONS - CONTINUED

FOR THE PERIOD APRIL 7, 2008 (INCEPTION) THROUGH DECEMBER 31, 2008

====================================================================================================================================
                                                               FIDELITY
                                                               VARIABLE
                                                               INSURANCE       FINANCIAL INVESTORS
                                                               PRODUCTS             VARIABLE            FRANKLIN TEMPLETON VARIABLE
                                                              (CONTINUED)       INSURANCE TRUST          INSURANCE PRODUCTS TRUST
                                                              -----------   -------------------------   ----------------------------
                                                                            CONSERVATIVE     GROWTH         GLOBAL          HIGH
                                                               STRATEGIC     ETF ASSET      ETF ASSET   COMMUNICATIONS     INCOME
                                                                INCOME       ALLOCATION    ALLOCATION     SECURITIES     SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares .................................      $       143   $         --   $      221   $           --   $       --
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..............................               (1)            --         (452)         (19,113)          --
   Net realized short-term capital gain distributions
      from  investments in portfolio shares ............               --             --           23               --           --
   Net realized long-term capital gain distributions
      from investments in portfolio shares .............               --             --            3               --           --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares ...........................               (1)            --         (426)         (19,113)          --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .....................             (507)            --      (47,901)              --       21,930
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations .........................      $      (365)  $         --   $  (48,106)  $      (19,113)  $   21,930
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD APRIL 7, 2008 (INCEPTION) THROUGH DECEMBER 31, 2008

====================================================================================================================================
                                                               FIDELITY
                                                               VARIABLE
                                                               INSURANCE       FINANCIAL INVESTORS
                                                               PRODUCTS             VARIABLE            FRANKLIN TEMPLETON VARIABLE
                                                              (CONTINUED)        INSURANCE TRUST         INSURANCE PRODUCTS TRUST
                                                              -----------   -------------------------   ----------------------------
                                                                            CONSERVATIVE     GROWTH         GLOBAL          HIGH
                                                               STRATEGIC      ETF ASSET     ETF ASSET   COMMUNICATIONS     INCOME
                                                                INCOME       ALLOCATION    ALLOCATION     SECURITIES     SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Investment income ...................................      $       143   $         --   $      221   $           --   $       --
   Net realized gain (loss) on investments in
      portfolio shares .................................               (1)            --         (426)         (19,113)          --
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...............             (507)            --      (47,901)              --       21,930
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ...............................             (365)            --      (48,106)         (19,113)      21,930
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ........................................            2,999             --      222,387           57,836           --
   Contract redemptions ................................               (9)            (8)      (1,349)            (879)          --
   Net transfers .......................................               --         93,707       13,623          (37,844)     608,541
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .................            2,990         93,699      234,661           19,113      608,541
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .........            2,625         93,699      186,555               --      630,471
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................               --             --           --               --           --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................      $     2,625   $     93,699   $  186,555   $           --   $  630,471
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=====================================================================================================================
                                                                                                          NORTHERN
                                                                                             LAZARD        LIGHTS
           FRANKLIN TEMPLETON VARIABLE                                                     RETIREMENT     VARIABLE
       INSURANCE PRODUCTS TRUST (CONTINUED)             JANUS ASPEN SERIES - SERVICE         SERIES        TRUST
-------------------------------------------------   ------------------------------------   ----------   -------------
                          TEMPLETON
               MUTUAL       GLOBAL                                                                          JNF
  INCOME     DISCOVERY      INCOME         US       FLEXIBLE   INTERNATIONAL    MID CAP     EMERGING       MONEY
SECURITIES   SECURITIES   SECURITIES   GOVERNMENT     BOND        GROWTH        GROWTH       MARKETS       MARKET
---------------------------------------------------------------------------------------------------------------------
$       --   $    2,208   $       --   $       --   $     --   $         171   $      56   $    2,736   $     40,044
   (12,296)     (13,648)         (40)          16         --         (52,177)    (33,786)     (20,999)            --

        --          222           --           --         --             244          --        3,027             --

        --        3,914           --           --         --           2,221         929        3,836             --
---------------------------------------------------------------------------------------------------------------------
   (12,296)      (9,512)         (40)          16         --         (49,712)    (32,857)     (14,136)            --
---------------------------------------------------------------------------------------------------------------------

        --      (17,029)         623        2,411         --          (2,046)         --      (31,415)            --
---------------------------------------------------------------------------------------------------------------------
$  (12,296)  $  (24,333)  $      583   $    2,427   $     --   $     (51,587)  $ (32,801)  $  (42,815)  $     40,044
=====================================================================================================================

=====================================================================================================================
                                                                                                          NORTHERN
                                                                                             LAZARD        LIGHTS
           FRANKLIN TEMPLETON VARIABLE                                                     RETIREMENT     VARIABLE
       INSURANCE PRODUCTS TRUST (CONTINUED)             JANUS ASPEN SERIES - SERVICE         SERIES        TRUST
-------------------------------------------------   ------------------------------------   ----------   -------------
                          TEMPLETON
               MUTUAL       GLOBAL                                                                          JNF
  INCOME     DISCOVERY      INCOME         US       FLEXIBLE   INTERNATIONAL    MID CAP     EMERGING        MONEY
SECURITIES   SECURITIES   SECURITIES   GOVERNMENT     BOND        GROWTH        GROWTH       MARKETS       MARKET
---------------------------------------------------------------------------------------------------------------------
$       --   $    2,208   $       --   $       --   $     --   $         171   $      56   $    2,736   $     40,044
   (12,296)      (9,512)         (40)          16         --         (49,712)    (32,857)     (14,136)            --

        --      (17,029)         623        2,411         --          (2,046)         --      (31,415)            --
---------------------------------------------------------------------------------------------------------------------
   (12,296)     (24,333)         583        2,427         --         (51,587)    (32,801)     (42,815)        40,044
---------------------------------------------------------------------------------------------------------------------

    49,679      121,773           --           --         --         127,198      92,390      106,344      5,276,851
      (995)      (1,883)         (77)        (525)        (4)         (1,740)     (1,080)      (1,358)       (19,572)
   (36,388)      (5,576)      70,951      143,884     51,064         (41,915)    (58,509)      (7,665)    (2,838,601)
---------------------------------------------------------------------------------------------------------------------

    12,296      114,314       70,874      143,359     51,060          83,543      32,801       97,321      2,418,678
---------------------------------------------------------------------------------------------------------------------
        --       89,981       71,457      145,786     51,060          31,956          --       54,506      2,458,722
---------------------------------------------------------------------------------------------------------------------
        --           --           --           --         --              --          --           --             --
---------------------------------------------------------------------------------------------------------------------
$       --   $   89,981   $   71,457   $  145,786   $ 51,060   $      31,956   $      --   $   54,506   $  2,458,722
=====================================================================================================================

PHL VARIABLE ACCUMULATION ACCOUNT II
STATEMENT OF OPERATIONS - CONTINUED

FOR THE PERIOD APRIL 7, 2008 (INCEPTION) THROUGH DECEMBER 31, 2008

====================================================================================================================================
                                                             OPPENHEIMER
                                                              VARIABLE
                                                            ACCOUNT FUNDS    THE PHOENIX        PIMCO VARIABLE      PIMCO VARIABLE
                                                                FUNDS        EDGE SERIES    TRUST - ADMINISTRATIVE  TRUST - ADVISOR
                                                            -------------   -------------   ----------------------  ----------------
                                                                            DUFF & PHELPS
                                                                                REAL        REALESTATE-                COMMODITY-
                                                            INTERNATIONAL      ESTATE       REALRETURN    SHORT-       REALRETURN
                                                               GROWTH        SECURITIES      STRATEGY      TERM         STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $          --   $          69   $        --  $   1,828  $            16
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ..................................              --              --            --     (3,746)              --
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............              --              --            --         --               13
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............              --              --            --         --               --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares ..................................              --              --            --     (3,746)              13
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................           1,869             719           (20)        --             (134)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ...............................   $       1,869   $         788   $       (20) $  (1,918) $          (105)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD APRIL 7, 2008 (INCEPTION) THROUGH DECEMBER 31, 2008

====================================================================================================================================
                                                             OPPENHEIMER
                                                              VARIABLE
                                                            ACCOUNT FUNDS    THE PHOENIX        PIMCO VARIABLE      PIMCO VARIABLE
                                                                FUNDS        EDGE SERIES    TRUST - ADMINISTRATIVE  TRUST - ADVISOR
                                                            -------------   -------------   ----------------------  ----------------
                                                                            DUFF & PHELPS
                                                                                REAL        REALESTATE-                COMMODITY-
                                                            INTERNATIONAL      ESTATE       REALRETURN    SHORT-       REALRETURN
                                                               GROWTH        SECURITIES      STRATEGY      TERM         STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Investment income ....................................   $          --   $          69   $        --  $   1,828  $            16
   Net realized gain (loss) on investments in
      portfolio shares ..................................              --              --            --     (3,746)              13
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ............................................           1,869             719           (20)        --             (134)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations ........................................           1,869             788           (20)    (1,918)            (105)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..              --              --            --    139,484               --
   Contract redemptions .................................              --              --            --     (2,485)              --
   Net transfers ........................................          17,500           7,891           460   (135,081)             920
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..................          17,500           7,891           460      1,918              920
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........          19,369           8,679           440         --              815
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................              --              --            --         --               --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...................   $      19,369   $       8,679   $       440  $      --  $           815
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=====================================================================================================
                                                                              PIONEER VARIABLE
            PIMCO VARIABLE TRUST - ADVISOR (CONTINUED)                        CONTRACTS TRUST
--------------------------------------------------------------------   ------------------------------

EMERGING
 MARKETS   GLOBAL BOND     HIGH        LOW        REAL       TOTAL      CULLEN     EQUITY   MID CAP
  BOND      UNHEDGED      YIELD     DURATION     RETURN     RETURN       VALUE     INCOME    VALUE
-----------------------------------------------------------------------------------------------------
$     10   $         4   $  1,201   $    432   $   2,627   $   1,196   $     --   $    53   $     --
      --            --        (90)    (1,169)    (12,205)        (32)      (198)       --        (23)
      19            --         --        114         295       1,632         --        --         --
      19            --        255        193          --       1,115         --        --         --
-----------------------------------------------------------------------------------------------------
      38            --        165       (862)    (11,910)      2,715       (198)       --        (23)
-----------------------------------------------------------------------------------------------------

      71            30     (1,539)        --     (14,829)        873     (5,884)      230       (465)
-----------------------------------------------------------------------------------------------------
$    119   $        34   $   (173)  $   (430)  $ (24,112)  $   4,784   $ (6,082)  $   283   $   (488)
=====================================================================================================

=====================================================================================================
                                                                              PIONEER VARIABLE
            PIMCO VARIABLE TRUST - ADVISOR (CONTINUED)                        CONTRACTS TRUST
--------------------------------------------------------------------   ------------------------------

EMERGING
 MARKETS   GLOBAL BOND     HIGH        LOW        REAL       TOTAL     CULLEN      EQUITY   MID CAP
  BOND      UNHEDGED      YIELD     DURATION     RETURN     RETURN      VALUE      INCOME    VALUE
-----------------------------------------------------------------------------------------------------
$     10   $         4   $  1,201   $    432   $   2,627   $   1,196   $     --   $    53   $     --
      38            --        165       (862)    (11,910)      2,715       (198)       --        (23)
      71            30     (1,539)        --     (14,829)        873     (5,884)      230       (465)
-----------------------------------------------------------------------------------------------------
     119            34       (173)      (430)    (24,112)      4,784     (6,082)      283       (488)
-----------------------------------------------------------------------------------------------------
      --            --     12,794     19,077     123,335      16,511     18,227        --         --
      --            --       (288)       (15)     (2,524)       (804)      (801)       --       (269)
     613           613     64,354    (18,632)     19,497     195,126     56,973     7,891     26,563
-----------------------------------------------------------------------------------------------------

     613           613     76,860        430     140,308     210,833     74,399     7,891     26,294
-----------------------------------------------------------------------------------------------------
     732           647     76,687         --     116,196     215,617     68,317     8,174     25,806
-----------------------------------------------------------------------------------------------------
      --            --         --         --          --          --         --        --         --
-----------------------------------------------------------------------------------------------------
$    732   $       647   $ 76,687   $     --   $ 116,196   $ 215,617   $ 68,317   $ 8,174   $ 25,806
=====================================================================================================

PHL VARIABLE ACCUMULATION ACCOUNT II
STATEMENT OF OPERATIONS

FOR THE PERIOD APRIL 7, 2008 (INCEPTION) THROUGH DECEMBER 31, 2008

=========================================================================================================================
                                                              PIONEER
                                                              VARIABLE
                                                             CONTRACTS
                                                               TRUST              ROYCE
                                                            (CONTINUED)        CAPITAL FUND        RYDEX VARIABLE TRUST
                                                            -----------   ---------------------   -----------------------
                                                                                                     CLS        ABSOLUTE
                                                             STRATEGIC                            ADVISORONE     RETURN
                                                              INCOME      MICRO-CAP   SMALL-CAP    AMERIGO     STRATEGIES
-------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $         8   $       6   $      84   $      226   $       --
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ..................................            --          --          --      (19,857)          --
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............            --           3         442          495           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...................            --          22         642          629           --
-------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ...............................            --          25       1,084      (18,733)          --
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ......................           (19)        (31)       (932)      (7,503)          61
-------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ...............................   $       (11)  $      --   $     236   $  (26,010)  $       61
=========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD APRIL 7, 2008 (INCEPTION) THROUGH DECEMBER 31, 2008

=========================================================================================================================
                                                              PIONEER
                                                             VARIABLE
                                                             CONTRACTS
                                                               TRUST              ROYCE
                                                            (CONTINUED)        CAPITAL FUND        RYDEX VARIABLE TRUST
                                                            -----------   ---------------------   -----------------------
                                                                                                     CLS        ABSOLUTE
                                                             STRATEGIC                            ADVISORONE     RETURN
                                                              INCOME      MICRO-CAP   SMALL-CAP    AMERIGO     STRATEGIES
-------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Investment income ....................................   $         8   $       6   $      84   $      226   $       --
   Net realized gain (loss) on investments in portfolio
      shares ............................................            --          25       1,084      (18,733)          --
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................           (19)        (31)       (932)      (7,503)          61
-------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations ........................................           (11)         --         236      (26,010)          61
-------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..            --          --          --       76,564           --
   Contract redemptions .................................            --          --          --       (1,079)          --
   Net transfers ........................................           613         153      10,154      (30,563)       2,546
-------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ...........................           613         153      10,154       44,922        2,546
-------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........           602         153      10,390       18,912        2,607
-------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................            --          --          --           --           --
-------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...................   $       602   $     153   $  10,390   $   18,912   $    2,607
=========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================
                                          RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                                      GOVERNMENT                 INVERSE      INVERSE
  BASIC                                    ENERGY      LONG BOND      HEDGED     MID-CAP      S&P 500     LARGE-CAP
MATERIALS    BIOTECHNOLOGY     ENERGY     SERVICES   1.2X STRATEGY    EQUITY     STRATEGY     STRATEGY      VALUE
--------------------------------------------------------------------------------------------------------------------
$      446   $          --   $      --   $      --   $          11   $     --   $       94   $       93   $     549

   (36,616)           (862)    (32,631)     (6,582)             --         --           --        1,305          (4)

     3,331              --       1,000         387              --         --           --           --          --

     1,162              --         365         125              --         --           --           --       8,092
--------------------------------------------------------------------------------------------------------------------
   (32,123)           (862)    (31,266)     (6,070)             --         --           --        1,305       8,088
--------------------------------------------------------------------------------------------------------------------

        --              --          --          --           1,525         65       (1,700)          --     (22,924)
--------------------------------------------------------------------------------------------------------------------
$  (31,677)  $        (862)  $ (31,266)  $  (6,070)  $       1,536   $     65   $   (1,606)  $    1,398   $ (14,287)
====================================================================================================================

====================================================================================================================
                                          RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                                      GOVERNMENT                 INVERSE      INVERSE
  BASIC                                   ENERGY       LONG BOND      HEDGED     MID-CAP      S&P 500     LARGE-CAP
MATERIALS    BIOTECHNOLOGY     ENERGY    SERVICES    1.2X STRATEGY    EQUITY     STRATEGY     STRATEGY      VALUE
--------------------------------------------------------------------------------------------------------------------
$      446   $          --   $      --   $      --   $          11   $     --   $       94   $       93   $     549
   (32,123)           (862)    (31,266)     (6,070)             --         --           --        1,305       8,088

        --              --          --          --           1,525         65       (1,700)          --     (22,924)
--------------------------------------------------------------------------------------------------------------------
   (31,677)           (862)    (31,266)     (6,070)          1,536         65       (1,606)       1,398     (14,287)
--------------------------------------------------------------------------------------------------------------------

    70,279              --      60,744       9,539              --         --           --           --          --
      (951)             --        (880)         (5)             --         --           --           --        (141)
   (37,651)            862     (28,598)     (3,464)         15,658      2,547       15,657       (1,398)     45,080
--------------------------------------------------------------------------------------------------------------------

    31,677             862      31,266       6,070          15,658      2,547       15,657       (1,398)     44,939
--------------------------------------------------------------------------------------------------------------------
        --              --          --          --          17,194      2,612       14,051           --      30,652
--------------------------------------------------------------------------------------------------------------------
        --              --          --          --              --         --           --           --          --
--------------------------------------------------------------------------------------------------------------------
$       --   $          --   $      --   $      --   $      17,194   $  2,612   $   14,051   $       --   $  30,652
====================================================================================================================

PHL VARIABLE ACCUMULATION ACCOUNT II
STATEMENT OF OPERATIONS - CONTINUED

FOR THE PERIOD APRIL 7, 2008 (INCEPTION) THROUGH DECEMBER 31, 2008

==============================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                      --------------------------------------------------------
                                                                                             RUSSELL
                                                                      MID-CAP   PRECIOUS   2000(R) 2X   S&P 500 2X    SECTOR
                                                                       GROWTH    METALS     STRATEGY     STRATEGY    ROTATION
------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........   $    --   $     --   $       75   $       --   $     --
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .........................................      (124)        --           --           --     (1,289)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................        --         --           --           --         35
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................        --         --           --           --         24
------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ...................................................      (124)        --           --           --     (1,230)
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................        --      6,878        1,160          794         --
------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .........................................   $  (124)  $  6,878   $    1,235   $      794   $ (1,230)
==============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD APRIL 7, 2008 (INCEPTION) THROUGH DECEMBER 31, 2008

==============================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                      --------------------------------------------------------
                                                                                             RUSSELL
                                                                      MID-CAP   PRECIOUS   2000(R) 2X   S&P 500 2X    SECTOR
                                                                       GROWTH    METALS     STRATEGY     STRATEGY    ROTATION
------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Investment income ..............................................   $    --   $     --   $       75   $       --   $     --
   Net realized gain (loss) on investments in portfolio shares ....      (124)        --           --           --     (1,230)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................        --      6,878        1,160          794         --
------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......      (124)     6,878        1,235          794     (1,230)
------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............        --         --           --           --         --
   Contract redemptions ...........................................        --         --           --           --         --
   Net transfers ..................................................       124     15,657        2,000        2,000      1,230
------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .....................................       124     15,657        2,000        2,000      1,230
------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................        --     22,535        3,235        2,794         --
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................        --         --           --           --         --
------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .............................   $    --   $ 22,535   $    3,235   $    2,794   $     --
==============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                                                                                                    THIRD
                                                                                                   T. ROWE         AVENUE
                                                                                                 PRICE FIXED      VARIABLE
           RYDEX VARIABLE TRUST (CONTINUED)                   T. ROWE PRICE EQUITY SERIES       INCOME SERIES   SERIES TRUST
------------------------------------------------------   ------------------------------------   -------------   -------------
            STRENGTHENING
SMALL-CAP     DOLLAR 2X                                   BLUE CHIP     EQUITY       HEALTH     LIMITED-TERM
 GROWTH        STRATEGY     TRANSPORTATION   UTILITIES    GROWTH II   INCOME II   SCIENCES II     BOND II           VALUE
-----------------------------------------------------------------------------------------------------------------------------
$      --   $          --   $           --   $      --   $      104   $     124   $        --   $       1,037   $         --
       67            (443)            (125)         --       (6,761)         --            (1)           (302)            (5)

       --              --               --          --           --          --            45              --             --

       --              --               --          --           --          --            32              --             --
-----------------------------------------------------------------------------------------------------------------------------
       67            (443)            (125)         --       (6,761)         --            76            (302)            (5)
-----------------------------------------------------------------------------------------------------------------------------

       --              --               --         185       (6,611)      1,148           (54)         (2,225)        (3,478)
-----------------------------------------------------------------------------------------------------------------------------
$      67   $        (443)  $         (125)  $     185   $  (13,268)  $   1,272   $        22   $      (1,490)  $     (3,483)
=============================================================================================================================

=============================================================================================================================
                                                                                                                    THIRD
                                                                                                   T. ROWE         AVENUE
                                                                                                 PRICE FIXED      VARIABLE
           RYDEX VARIABLE TRUST (CONTINUED)                   T. ROWE PRICE EQUITY SERIES       INCOME SERIES   SERIES TRUST
------------------------------------------------------   ------------------------------------   -------------   -------------
            STRENGTHENING
SMALL-CAP     DOLLAR 2X                                   BLUE CHIP     EQUITY       HEALTH     LIMITED-TERM
 GROWTH        STRATEGY     TRANSPORTATION   UTILITIES    GROWTH II   INCOME II   SCIENCES II      BOND II          VALUE
-----------------------------------------------------------------------------------------------------------------------------
$      --   $          --   $           --   $      --   $      104   $     124   $        --   $       1,037   $         --
       67            (443)            (125)         --       (6,761)         --            76            (302)            (5)

       --              --               --         185       (6,611)      1,148           (54)         (2,225)        (3,478)

-----------------------------------------------------------------------------------------------------------------------------
       67            (443)            (125)        185      (13,268)      1,272            22          (1,490)        (3,483)
-----------------------------------------------------------------------------------------------------------------------------

       --              --               --          --       60,040          --         6,284               1             --
       --              --               --          (1)        (795)         (2)           (6)           (361)           (40)
      (67)            443              125      34,226       42,443      38,643        12,267          85,770         13,614
-----------------------------------------------------------------------------------------------------------------------------

      (67)            443              125      34,225      101,688      38,641        18,545          85,410         13,574
-----------------------------------------------------------------------------------------------------------------------------
       --              --               --      34,410       88,420      39,913        18,567          83,920         10,091
-----------------------------------------------------------------------------------------------------------------------------
       --              --               --          --           --          --            --             --              --
-----------------------------------------------------------------------------------------------------------------------------
$      --   $          --   $           --   $  34,410   $   88,420   $  39,913   $    18,567   $      83,920   $     10,091
=============================================================================================================================

PHL VARIABLE ACCUMULATION ACCOUNT II
STATEMENT OF OPERATIONS - CONTINUED

FOR THE PERIOD APRIL 7, 2008 (INCEPTION) THROUGH DECEMBER 31, 2008

===================================================================================================================================
                                                                  VAN ECK WORLDWIDE
                                                                   INSURANCE TRUST          VANGUARD VARIABLE INSURANCE FUND (a)
                                                               ------------------------   -----------------------------------------
                                                                                                             TOTAL        TOTAL
                                                                                                              BOND        STOCK
                                                                  HARD         REAL                          MARKET       MARKET
                                                                 ASSETS       ESTATE      INTERNATIONAL      INDEX        INDEX
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $       --   $        --   $          --   $        --   $       --
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .....................................       (3,214)           (6)            (97)          (85)        (286)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................           --            --              --            --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................           --            --              --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ............................................       (3,214)           (6)            (97)          (85)        (286)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................       (3,642)       (8,502)        (39,643)       11,187     (112,161)
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ..................................   $   (6,856)  $    (8,508)  $     (39,740)  $    11,102   $ (112,447)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD APRIL 7, 2008 (INCEPTION) THROUGH DECEMBER 31, 2008

===================================================================================================================================
                                                                  VAN ECK WORLDWIDE
                                                                   INSURANCE TRUST          VANGUARD VARIABLE INSURANCE FUND (a)
                                                               ------------------------   -----------------------------------------
                                                                                                             TOTAL        TOTAL
                                                                                                              BOND        STOCK
                                                                  HARD         REAL                          MARKET       MARKET
                                                                 ASSETS       ESTATE      INTERNATIONAL      INDEX        INDEX
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Investment income .......................................   $       --   $        --   $          --   $        --   $       --
   Net realized gain (loss) on investments in portfolio
      shares ...............................................       (3,214)           (6)            (97)          (85)        (286)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................       (3,642)       (8,502)        (39,643)       11,187     (112,161)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ...       (6,856)       (8,508)        (39,740)       11,102     (112,447)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....        6,294            --           4,904        13,078       14,712
   Contract redemptions ....................................          (75)          (68)           (270)       (1,324)        (818)
   Net transfers ...........................................       17,449        23,248         131,689       604,978      395,066
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..............................       23,668        23,180         136,323       616,732      408,960
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............       16,812        14,672          96,583       627,834      296,513
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................           --            --              --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ......................   $   16,812   $    14,672   $      96,583   $   627,834   $  296,513
===================================================================================================================================

(a)   For the period May 1, 2008 (inception of funds) through December 31, 2008.

   The accompanying notes are an integral part of these financial statements.

================================================================================
            WANGER ADVISORS TRUST
---------------------------------------------
                INTERNATIONAL                     COMBINED
INTERNATIONAL      SELECT            USA           TOTAL
---------------------------------------------   -------------

$          --   $          --   $          --   $      63,986

           --              --              --        (442,481)

           --              --              --          11,717

           --              --              --          31,723
---------------------------------------------   -------------
           --              --              --        (399,041)
---------------------------------------------   -------------

          344              40             861        (343,670)
---------------------------------------------   -------------
$         344   $          40   $         861   $    (678,725)
=============================================   =============

==============================================================
            WANGER ADVISORS TRUST
---------------------------------------------
                INTERNATIONAL                     COMBINED
INTERNATIONAL      SELECT            USA           TOTAL
---------------------------------------------   -------------

$          --   $          --   $          --   $      63,986
           --              --              --        (399,041)

          344              40             861        (343,670)
---------------------------------------------   -------------
          344              40             861        (678,725)
---------------------------------------------   -------------

           --              --              --       7,616,421
           --              --              --         (47,131)
        3,500             767          15,000              --
---------------------------------------------   -------------

        3,500             767          15,000       7,569,290
---------------------------------------------   -------------
        3,844             807          15,861       6,890,565
---------------------------------------------   -------------
           --              --              --              --
---------------------------------------------   -------------
$       3,844   $         807   $      15,861   $   6,890,565
=============================================   =============

PHL VARIABLE ACCUMULATION ACCOUNT II
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008

================================================================================

(1) GENERAL

      The PHL Variable Accumulation Account II ("Account") is a separate investment account of PHL Variable Insurance Company ("Company"). The Company is a Connecticut stock life insurance company and is an indirect wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established October 25, 2007 and commenced operations on April 7, 2008. The Account is used as a funding vehicle for an individual variable annuity contract, Phoenix Portfolio Advisor, issued by the Company and the contract is registered under the Securities Act of 1933. The operations of the Account are included in the operations of the Company pursuant to the provisions of the Connecticut Insurance Code.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Currently, however, there are no legal proceedings to which the Account is a party or to which the assets of the Account are subject. Neither the Company nor Phoenix Equity Planning Corporation, the distributor of the Account's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Account.

      The following investment options are available as of December 31, 2008:

AIM VARIABLE INSURANCE FUNDS - CLASS I
      Dynamics Fund
      Financial Services Fund
      Global Real Estate Fund
      High Yield Fund
      International Growth Fund
      Mid Cap Core Equity Fund
      Technology Fund
      Utilities Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - CLASS B
      International Growth Portfolio
      International Value Portfolio
      U.S. Government High Grade Securities

DREYFUS INVESTMENT PORTFOLIOS - SERVICE
      MidCap Stock Portfolio
      Small Cap Stock Index Portfolio

DREYFUS STOCK INDEX FUND - SERVICE
DREYFUS VARIABLE INVESTMENT FUND - SERVICE
      International Equity Portfolio
      International Value Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE CLASS 2
      Balanced Portfolio
      Contrafund Portfolio
      Disciplined Small Cap Portfolio
      Dynamic Capital Appreciation Portfolio
      Equity-Income Portfolio
      Growth & Income Portfolio
      Growth Opportunities Portfolio
      Growth Portfolio
      High Income Portfolio
      International Capital Appreciation Portfolio
      Investment Grade Bond Portfolio
      Mid Cap Portfolio
      Overseas Portfolio
      Real Estate Portfolio
      Strategic Income Portfolio
      Value Leaders Portfolio
      Value Portfolio
      Value Strategies Portfolio

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST - CLASS II
      Ibbotson Balanced ETF Asset Allocation Portfolio
      Ibbotson Conservative ETF Asset Allocation Portfolio
      Ibbotson Growth ETF Asset Allocation Portfolio
      Ibbotson Income & Growth ETF Asset Allocation Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
      Global Communications Securities Fund
      High Income Securities Fund
      Income Securities Fund
      Mutual Discovery Securities Fund
      Small Cap Value Securities Fund
      Small-Mid Cap Growth Securities Fund
      Strategic Income Securities Fund
      U.S. Government Fund
      Templeton Global Income Securities Fund

JANUS ASPEN SERIES - SERVICE
      Balanced Portfolio
      Flexible Bond Portfolio
      Fundamental Equity Portfolio
      Global Technology Portfolio
      Growth and Income Portfolio
      International Growth Portfolio
      Mid Cap Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Portfolio

NORTHERN LIGHTS VARIABLE TRUST
      JNF Balanced Portfolio
      JNF Equity Portfolio
      JNF Loomis Sayles Bond Portfolio
      JNF Money Market Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
      Balanced Fund
      Core Bond Fund
      Global Securities Fund
      International Growth Fund
      Main Street(R) Fund
      Value Fund

THE PHOENIX EDGE SERIES FUND
      Aberdeen International Series
      Alger Small-Cap Growth Series
      Capital Growth Series
      Duff & Phelps Real Estate Securities Series
      Growth and Income Series
      Mid-Cap Growth Series

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE
      All Asset Portfolio
      Foreign Bond US Dollar Hedged Portfolio
      Long Term US Government Portfolio
      RealEstateRealReturn Portfolio
      Short-Term Portfolio

PHL VARIABLE ACCUMULATION ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================

PIMCO VARIABLE INSURANCE TRUST - ADVISOR
      CommodityRealReturn Strategy Portfolio
      Emerging Markets Bond Portfolio
      Global Bond Unhedged Portfolio
      High Yield Portfolio
      Low Duration Portfolio
      Real Return Bond Portfolio
      Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
      Cullen Value Portfolio II
      Emerging Markets Portfolio II
      Equity Income Portfolio II
      Fund Portfolio II
      Global High Yield Portfolio II
      Growth Opportunities Portfolio I
      High Yield Portfolio II
      International Value Portfolio II
      Mid Cap Value Portfolio II
      Strategic Income Portfolio

ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio

RYDEX VARIABLE TRUST
      CLS AdvisorOne Amerigo Fund
      CLS AdvisorOne Berolina Fund
      CLS AdvisorOne Clermont Fund
      Absolute Return Strategies Fund
      Banking Fund
      Basic Materials Fund
      Biotechnology Fund
      Commodities Strategy Fund
      Consumer Products Fund
      Dow 2X Strategy Fund
      Electronics Fund
      Energy Fund
      Energy Services Fund
      Europe 1.25X Strategy Fund
      Financial Services Fund
      Government Long Bond 1.2X Strategy Fund
      Health Care Fund
      Hedged Equity Fund
      Internet Fund
      Inverse Dow 2X Strategy Fund
      Inverse Government Long Bond Strategy Fund
      Inverse Mid-Cap Strategy Fund
      Inverse NASDAQ-100(R) Strategy Fund
      Inverse Russell 2000 Strategy Fund
      Inverse S&P 500 Strategy Fund
      Japan 1.25X Strategy Fund
      Large-Cap Growth Fund
      Large-Cap Value Fund
      Leisure Fund
      Mid Cap 1.5X Strategy Fund
      Mid-Cap Growth Fund
      Mid-Cap Value Fund
      Multi-Cap Core Equity Fund
      NASDAQ-100(R) 2X Strategy Fund
      NASDAQ-100(R) Fund
      Nova Fund
      Precious Metals Fund
      Real Estate Fund
      Retailing Fund
      Russell 2000 1.5X Strategy Fund
      Russell 2000 2X Strategy Fund
      S&P 500 2X Strategy Fund
      Sector Rotation Fund
      Small-Cap Growth Fund
      Small-Cap Value Fund
      Strengthening Dollar 2X Strategy Fund
      Technology Fund
      Telecommunications Fund
      Transportation Fund
      Utilities Fund
      Weakening Dollar 2X Strategy Fund

T. ROWE PRICE EQUITY SERIES, INC.
      Blue Chip Growth Portfolio II
      Equity Income Portfolio II
      Health Science Portfolio II

T. ROWE PRICE FIXED INCOME SERIES, INC.
      Limited-Term Bond Portfolio II

THIRD AVENUE VARIABLE SERIES TRUST
      Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
      Absolute Return Fund - Initial Class
      Bond Fund - Initial Class
      Emerging Markets Fund - Initial Class
      Hard Assets Fund - Class S
      Real Estate Fund - Initial Class

VANGUARD VARIABLE INSURANCE FUND
      Balanced Portfolio
      Capital Growth Portfolio
      Diversified Value Portfolio
      Equity Index Portfolio
      International Portfolio
      Small Company Growth Portfolio
      Short-Term Investment Grade Portfolio
      Total Bond Market Index Portfolio
      Total Stock Market Index Portfolio

WANGER ADVISORS TRUST
      International Fund
      International Select Fund
      Select Fund
      USA Fund

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION,TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The

PHL VARIABLE ACCUMULATION ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================

cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product.

BREAKAGE

      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. For the period April 7, 2008 through December 31, 2008, breakage resulted in an expense of $770.

(3) FINANCIAL INSTRUMENTS AND FAIR VALUE

      On January 1, 2008, the Account adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. SFAS 157 establishes a hierarchy for inputs to be used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most unobservable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset developed based on market data obtained from sources independent of the Account. Unobservable inputs are inputs that reflect the Account's assumptions about the assumptions market participants would use in pricing the asset based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

      o     Level 1-   Observable inputs are unadjusted, quoted prices for
                       identical assets or liabilities in active markets at the measurement date. Level 1 securities include highly liquid U.S. Treasury securities, certain common stocks and mutual funds.

      o     Level 2-   Observable inputs other than quoted prices included in
                       Level 1 that are observable for the asset or liability through corroboration with market data at the measurement date. Most debt securities, preferred stocks, certain equity securities, short-term investments and derivatives are model priced using observable inputs and are classified with Level 2.

      o     Level 3-   Unobservable inputs that reflect management's best
                       estimate of what market participants would use in pricing the asset or liability at the measurement date. Examples of Level 3 assets include investments in limited partnerships.

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manger. The Account includes these prices in the amounts disclosed in Level 1 of the hierarchy.

      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                         FAIR VALUE MEASUREMENTS USING
-------------------------------------------------------------------------------
                                       Quoted
                                     prices in      Significant
                                   Active Markets      Other      Significant
                                   for Identical     Observable   Unobservable
                     Total As of       Assets          Inputs        Inputs
                      12/31/2008     (Level 1)       (Level 2)     (Level 3)
-------------------------------------------------------------------------------
Assets:
   Mutual
   Funds             $ 6,890,565   $    6,890,565            --            --
-------------------------------------------------------------------------------
                     $ 6,890,565   $    6,890,565            --            --
                     ==========================================================

(4) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $7,234,198 for the period April 7, 2008 through December 31, 2008. The aggregate proceeds from sales of investments in portfolio shares were $4,690,726 for the period April 7, 2008 through December 31, 2008.

(5) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a monthly subscription charge of $20.00 to issue and administer each contract. These fees were $3,340 for the period April 7, 2008 through December 31, 2008. This charge is

PHL VARIABLE ACCUMULATION ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================

recorded as a redemption in the accompanying Statements of Changes in Net
Assets.

      The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $1,200 for the period April 7, 2008 through December 31, 2008.

      The Company also deducts a guaranteed minimum withdrawal benefit fee if this optional benefit is selected. There were no fees for the period April 7, 2008 through December 31, 2008. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(6) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in the Account.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio includes only those expenses that result in a direct reduction to unit values. There are no such expenses for this product. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

PHL VARIABLE ACCUMULATION ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

===========================================================================================================================
                                                                         PHL VARIABLE ACCUMULATION ACCOUNT II
---------------------------------------------------------------------------------------------------------------------------
                                                                                 TOTAL                INVESTMENT
                                                             UNITS     UNIT    NET ASSETS    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000S)   VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Dynamics Fund
      December 31, 2008 .................................      --     $ 0.60     $  --      -40.00%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
   Financial Services Fund
      December 31, 2008 .................................      --       0.44        --      -56.00%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
   Global Real Estate Fund
      December 31, 2008 .................................      27       0.56        15      -44.00%     15.76%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
   High Yield Fund
      December 31, 2008 .................................     867       0.76       660      -24.75%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.01        --         N/A        N/A        N/A
   International Growth Fund
      December 31, 2008 .................................      66       0.64        42      -36.00%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
   Mid Cap Core Equity Fund
      December 31, 2008 .................................      --       0.73        --      -27.00%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
   Technology Fund
      December 31, 2008 .................................      --       0.64        --      -36.00%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
   Utilities Fund
      December 31, 2008 .................................      46       0.73        33      -27.00%      4.85%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Intermediate Bond Portfolio
      December 31, 2008 .................................      --       0.94        --       -6.93%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.01        --         N/A        N/A        N/A
   International Growth Portfolio
      December 31, 2008 .................................      --       0.55        --      -46.08%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.02        --         N/A        N/A        N/A
   International Value Portfolio
      December 31, 2008 .................................      --       0.49        --      -51.00%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
THE DREYFUS INVESTMENT PORTFOLIOS - SERVICE
   Small Cap Stock Index Portfolio
      December 31, 2008 .................................      26       0.72        18      -28.00%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
DREYFUS STOCK INDEX FUND - SERVICE
      December 31, 2008 .................................     120       0.67        81      -33.00%      1.64%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
DREYFUS VARIABLE INVESTMENT FUND:
   International Equity Portfolio
      December 31, 2008 .................................      --       0.61        --      -40.20%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.02        --         N/A        N/A        N/A
   International Value Portfolio
      December 31, 2008 .................................      62       0.68        42      -32.67%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.01        --         N/A        N/A        N/A
   MidCap Stock Portfolio
      December 31, 2008 .................................      --       0.63        --      -37.62%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.01        --         N/A        N/A        N/A
FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE:
   Balanced Portfolio
      December 31, 2008 .................................      --       0.69        --      -31.68%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.01        --         N/A        N/A        N/A
   Contrafund(R) Portfolio
      December 31, 2008 .................................     176       0.63       111      -37.62%      1.69%       N/A
      Inception April 7, 2008 ...........................      --       1.01        --         N/A        N/A        N/A

PHL VARIABLE ACCUMULATION ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

===========================================================================================================================
                                                                         PHL VARIABLE ACCUMULATION ACCOUNT II
---------------------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL               INVESTMENT
                                                             UNITS     UNIT    NET ASSETS    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000S)   VALUES     (000S)      RETURN     RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE: (CONTINUED)
   Disciplined Small Cap Portfolio
      December 31, 2008 .................................      --     $ 0.71     $  --      -29.00%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
   Dynamic Capital Appreciation Portfolio
      December 31, 2008 .................................      11       0.66         7      -35.29%      0.61%       N/A
      Inception April 7, 2008 ...........................      --       1.02        --         N/A        N/A        N/A
   Equity-Income Portfolio
      December 31, 2008 .................................      --       0.61        --      -39.00%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
   Growth Portfolio
      December 31, 2008 .................................      --       0.59        --      -42.16%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.02        --         N/A        N/A        N/A
   Growth & Income Portfolio
      December 31, 2008 .................................      --       0.63        --      -37.62%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.01        --         N/A        N/A        N/A
   Growth Opportunities Portfolio
      December 31, 2008 .................................      31       0.53        16      -48.04%      0.50%       N/A
      Inception April 7, 2008 ...........................      --       1.02        --         N/A        N/A        N/A
   High Income Portfolio
      December 31, 2008 .................................      --       0.76        --      -24.75%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.01        --         N/A        N/A        N/A
   International Capital Appreciation Portfolio
      December 31, 2008 .................................      42       0.54        23      -46.53%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.01        --         N/A        N/A        N/A
   Investment Grade Bond Portfolio
      December 31, 2008 .................................      --       0.96        --       -4.00%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
   Mid Cap Portfolio
      December 31, 2008 .................................       8       0.65         5      -35.64%      0.13%       N/A
      Inception April 7, 2008 ...........................      --       1.01        --         N/A        N/A        N/A
   Overseas Portfolio
      December 31, 2008 .................................       6       0.61         3      -40.20%      3.20%       N/A
      Inception April 7, 2008 ...........................      --       1.02        --         N/A        N/A        N/A
   Real Estate Portfolio
      December 31, 2008 .................................      --       0.55        --      -45.00%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
   Strategic Income Portfolio
      December 31, 2008 .................................       3       0.89         3      -11.00%      5.96%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
   Value Leaders Portfolio
      December 31, 2008 .................................      --       0.58        --      -42.00%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
   Value Portfolio
      December 31, 2008 .................................      --       0.57        --      -43.56%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.01        --         N/A        N/A        N/A
   Value Strategies Portfolio
      December 31, 2008 .................................      --       0.53        --      -47.52%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.01        --         N/A        N/A        N/A
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
   Balanced ETF Asset Allocation Portfolio
      December 31, 2008 .................................      --       0.78        --      -22.77%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.01        --         N/A        N/A        N/A
   Conservative ETF Asset Allocation Portfolio
      December 31, 2008 .................................     100       0.94        94       -6.00%      0.00%       N/A
      Inception April 7, 2008 ...........................      --       1.00        --         N/A        N/A        N/A
   Growth ETF Asset Allocation Portfolio
      December 31, 2008 .................................     262       0.71       187      -29.70%      0.22%       N/A
      Inception April 7, 2008 ...........................      --       1.01        --         N/A        N/A        N/A

PHL VARIABLE ACCUMULATION ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

===========================================================================================================================
                                                                         PHL VARIABLE ACCUMULATION ACCOUNT II
---------------------------------------------------------------------------------------------------------------------------
                                                                                 TOTAL                INVESTMENT
                                                             UNITS     UNIT    NET ASSETS    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000S)   VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST: (CONTINUED)
   Income and Growth ETF Asset Allocation Portfolio
      December 31, 2008 .................................       --    $ 0.86     $  --      -14.00%      0.00%       N/A
      Inception April 7, 2008 ...........................       --      1.00        --         N/A        N/A        N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Global Communications Securities II Fund
      December 31, 2008 .................................       --      0.63        --      -37.62%      0.00%       N/A
      Inception April 7, 2008 ...........................       --      1.01        --         N/A        N/A        N/A
   High Income Securities II Fund
      December 31, 2008 .................................      807      0.78       630      -22.77%      0.00%       N/A
      Inception April 7, 2008 ...........................       --      1.01        --         N/A        N/A        N/A
   Income Securities II Fund
      December 31, 2008 .................................       --      0.73        --      -27.72%      0.00%       N/A
      Inception April 7, 2008 ...........................       --      1.01        --         N/A        N/A        N/A
   Mutual Discovery Securities II Fund
      December 31, 2008 .................................      118      0.76        90      -24.75%      3.14%       N/A
      Inception April 7, 2008 ...........................       --      1.01        --         N/A        N/A        N/A
   Small Cap Value Securities II Fund
      December 31, 2008 .................................       --      0.67        --      -33.66%      0.00%       N/A
      Inception April 7, 2008 ...........................       --      1.01        --         N/A        N/A        N/A
   Small-Mid Cap Growth Securities II Fund
      December 31, 2008 .................................       --      0.64        --      -36.63%      0.00%       N/A
      Inception April 7, 2008 ...........................       --      1.01        --         N/A        N/A        N/A
   Strategic Income Securities II Fund
      December 31, 2008 .................................       --      0.88        --      -12.87%      0.00%       N/A
      Inception April 7, 2008 ...........................       --      1.01        --         N/A        N/A        N/A
   Templeton Global Income Securities II Fund
      December 31, 2008 .................................       71      1.00        71        0.00%      0.00%       N/A
      Inception April 7, 2008 ...........................       --      1.00        --         N/A        N/A        N/A
   U.S. Government II Fund
      December 31, 2008 .................................      138      1.05       146        3.96%      0.00%       N/A
      Inception April 7, 2008 ...........................       --      1.01        --         N/A        N/A        N/A
JANUS ASPEN SERIES - SERVICE:
   Balanced Portfolio
      December 31, 2008 .................................       --      0.84        --      -16.00%      0.00%       N/A
      Inception April 7, 2008 ...........................       --      1.01        --         N/A        N/A        N/A
   Flexible Bond Portfolio
      December 31, 2008 .................................       50      1.03        51        1.98%      0.00%       N/A
      Inception April 7, 2008 ...........................       --      1.00        --         N/A        N/A        N/A
   Fundamental Equity Portfolio
      December 31, 2008 .................................       --      0.62        --      -38.61%      0.00%       N/A
      Inception April 7, 2008 ...........................       --      1.01        --         N/A        N/A        N/A
   Global Technology Portfolio
      December 31, 2008 .................................       --      0.64        --      -36.63%      0.00%       N/A
      Inception April 7, 2008 ...........................       --      1.01        --         N/A        N/A        N/A
   Growth and Income Portfolio
      December 31, 2008 .................................       --      0.62        --      -38.61%      0.00%       N/A
      Inception April 7, 2008 ...........................       --      1.01        --         N/A        N/A        N/A
   International Growth Portfolio
      December 31, 2008 .................................       63      0.50        32      -50.50%      0.27%       N/A
      Inception April 7, 2008 ...........................       --      1.01        --         N/A        N/A        N/A
   Mid Cap Growth Portfolio
      December 31, 2008 .................................       --      0.60        --      -40.59%      0.12%       N/A
      Inception April 7, 2008 ...........................       --      1.01        --         N/A        N/A        N/A
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
      December 31, 2008 .................................      103      0.53        54      -47.52%      4.91%       N/A
      Inception April 7, 2008 ...........................       --      1.01        --         N/A        N/A        N/A

PHL VARIABLE ACCUMULATION ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

===========================================================================================================================
                                                                         PHL VARIABLE ACCUMULATION ACCOUNT II
---------------------------------------------------------------------------------------------------------------------------
                                                                                 TOTAL                INVESTMENT
                                                             UNITS     UNIT    NET ASSETS    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000S)   VALUES     (000S)     RETURN      RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
      December 31, 2008 .................................        --   $ 0.80     $    --    -20.79%      0.00%       N/A
      Inception April 7, 2008 ...........................        --     1.01          --       N/A        N/A        N/A
   JNF Equity Portfolio
      December 31, 2008 .................................        --     0.63          --    -37.62%      0.00%       N/A
      Inception April 7, 2008 ...........................        --     1.01          --       N/A        N/A        N/A
   JNF Loomis Sayles Bond Portfolio
      December 31, 2008 .................................        --     0.77          --    -23.00%      0.00%       N/A
      Inception May 1, 2008 .............................        --     1.00          --       N/A        N/A        N/A
   JNF Money Market Portfolio
      December 31, 2008 .................................     2,414     1.02       2,459      2.00%      1.94%       N/A
      Inception April 7, 2008 ...........................        --     1.00          --       N/A        N/A        N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE:
   Balanced Fund/VA
      December 31, 2008 .................................        --     0.60          --    -40.59%      0.00%       N/A
      Inception April 7, 2008 ...........................        --     1.01          --       N/A        N/A        N/A
   Core Bond Fund/VA
      December 31, 2008 .................................        --     0.63          --    -37.62%      0.00%       N/A
      Inception April 7, 2008 ...........................        --     1.01          --       N/A        N/A        N/A
   Global Securities Fund/VA
      December 31, 2008 .................................        --     0.64          --    -36.00%      0.00%       N/A
      Inception April 7, 2008 ...........................        --     1.00          --       N/A        N/A        N/A
   International Growth Fund/VA
      December 31, 2008 .................................        32     0.61          19    -39.60%      0.00%       N/A
      Inception April 7, 2008 ...........................        --     1.01          --       N/A        N/A        N/A
   Main Street(R) Fund/VA
      December 31, 2008 .................................        --     0.67          --    -33.66%      0.00%       N/A
      Inception April 7, 2008 ...........................        --     1.01          --       N/A        N/A        N/A
   Value Fund/VA
      December 31, 2008 .................................        --     0.63          --    -38.24%      0.00%       N/A
      Inception April 7, 2008 ...........................        --     1.02          --       N/A        N/A        N/A
THE PHOENIX EDGE SERIES FUND:
   Aberdeen International Series
      December 31, 2008 .................................        --     0.63          --    -37.62%      0.00%       N/A
      Inception April 7, 2008 ...........................        --     1.01          --       N/A        N/A        N/A
   Alger Small-Cap Growth Series
      December 31, 2008 .................................        --     0.64          --    -36.00%      0.00%       N/A
      Inception April 7, 2008 ...........................        --     1.00          --       N/A        N/A        N/A
   Capital Growth Series
      December 31, 2008 .................................        --     0.66          --    -34.65%      0.00%       N/A
      Inception April 7, 2008 ...........................        --     1.01          --       N/A        N/A        N/A
   Duff & Phelps Real Estate Securities Series
      December 31, 2008 .................................        15     0.59           9    -41.00%      0.87%       N/A
      Inception April 7, 2008 ...........................        --     1.00          --       N/A        N/A        N/A
   Growth and Income Series
      December 31, 2008 .................................        --     0.70          --    -30.00%      0.00%       N/A
      Inception April 7, 2008 ...........................        --     1.00          --       N/A        N/A        N/A
   Mid-Cap Growth Series
      December 31, 2008 .................................        --     0.64          --    -36.63%      0.00%       N/A
      Inception April 7, 2008 ...........................        --     1.01          --       N/A        N/A        N/A
PIMCO VARIABLE INSURANCE TRUST: ADMINISTRATIVE
   All Asset Portfolio
      December 31, 2008 .................................        --     0.84          --    -16.83%      0.00%       N/A
      Inception April 7, 2008 ...........................        --     1.01          --       N/A        N/A        N/A
   Foreign Bond US Dollar-Hedged Portfolio
      December 31, 2008 .................................        --     0.96          --     -4.00%      0.00%       N/A
      Inception April 7, 2008 ...........................        --     1.00          --       N/A        N/A        N/A

PHL VARIABLE ACCUMULATION ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                                          PHL VARIABLE ACCUMULATION ACCOUNT II
--------------------------------------------------------------------------------------------------------------------------
                                                                                 TOTAL                INVESTMENT
                                                              UNITS    UNIT    NET ASSETS    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000S)   VALUES     (000S)      RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: ADMINISTRATIVE (CONTINUED)
   Long Term US Government Portfolio
      December 31, 2008 ..................................      --    $ 1.14      $  --      12.87%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   RealEstateRealReturn Strategy Portfolio
      December 31, 2008 ..................................       1      0.48         --     -52.48%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Short-Term Portfolio
      December 31, 2008 ..................................      --      1.00         --       0.00%      2.48%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
PIMCO VARIABLE INSURANCE TRUST: ADVISOR
   CommodityRealReturn Strategy Portfolio
      December 31, 2008 ..................................       2      0.49          1     -52.43%      7.49%       N/A
      Inception April 7, 2008 ............................      --      1.03         --        N/A        N/A        N/A
   Emerging Markets Bond Portfolio
      December 31, 2008 ..................................       1      0.84          1     -16.83%      5.68%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Global Bond Unhedged Portfolio
      December 31, 2008 ..................................       1      0.92          1      -8.00%      2.51%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   High Yield Portfolio
      December 31, 2008 ..................................      99      0.78         77     -22.77%      7.24%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Low Duration Portfolio
      December 31, 2008 ..................................      --      0.98         --      -2.97%      2.94%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Real Return Portfolio
      December 31, 2008 ..................................     130      0.89        116     -11.00%      2.43%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Total Return Portfolio
      December 31, 2008 ..................................     212      1.02        216       0.99%      3.19%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value Portfolio
      December 31, 2008 ..................................      98      0.70         68     -30.69%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Emerging Markets Portfolio
      December 31, 2008 ..................................      --      0.47         --     -53.92%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.02         --        N/A        N/A        N/A
   Equity Income Portfolio
      December 31, 2008 ..................................      11      0.72          8     -28.00%      8.98%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Fund Portfolio
      December 31, 2008 ..................................      --      0.69         --     -31.68%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Global High Yield Portfolio
      December 31, 2008 ..................................      --      0.68         --     -32.67%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Growth Opportunities Portfolio
      December 31, 2008 ..................................      --      0.73         --     -27.72%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   High Yield Portfolio
      December 31, 2008 ..................................      --      0.67         --     -33.66%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   International Value Portfolio
      December 31, 2008 ..................................      --      0.60         --     -41.18%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.02         --        N/A        N/A        N/A

PHL VARIABLE ACCUMULATION ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                                          PHL VARIABLE ACCUMULATION ACCOUNT II
--------------------------------------------------------------------------------------------------------------------------
                                                                                 TOTAL                INVESTMENT
                                                              UNITS    UNIT    NET ASSETS    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000S)   VALUES     (000S)      RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (CONTINUED)
   Mid Cap Value Portfolio
      December 31, 2008 ..................................     36     $ 0.71      $ 26      -29.00%      0.00%       N/A
      Inception April 7, 2008 ............................     --       1.00        --         N/A        N/A        N/A
   Strategic Income Portfolio
      December 31, 2008 ..................................      1       0.88         1      -12.87%      5.16%       N/A
      Inception April 7, 2008 ............................     --       1.01        --         N/A        N/A        N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
      December 31, 2008 ..................................     --       0.60        --      -40.59%      3.92%       N/A
      Inception April 7, 2008 ............................     --       1.01        --         N/A        N/A        N/A
   Small-Cap Portfolio
      December 31, 2008 ..................................     15       0.71        10      -29.70%      3.26%       N/A
      Inception April 7, 2008 ............................     --       1.01        --         N/A        N/A        N/A
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
      December 31, 2008 ..................................     31       0.60        19      -40.59%      0.57%       N/A
      Inception April 7, 2008 ............................     --       1.01        --         N/A        N/A        N/A
   CLS AdvisorOne Berolina Fund
      December 31, 2008 ..................................     --       0.61        --      -39.60%      0.00%       N/A
      Inception April 7, 2008 ............................     --       1.01        --         N/A        N/A        N/A
   CLS AdvisorOne Clermont Fund
      December 31, 2008 ..................................     --       0.74        --      -26.73%      0.00%       N/A
      Inception April 7, 2008 ............................     --       1.01        --         N/A        N/A        N/A
   Absolute Return Strategies Fund
      December 31, 2008 ..................................      3       0.85         3      -15.00%      0.00%       N/A
      Inception April 7, 2008 ............................     --       1.00        --         N/A        N/A        N/A
   Banking Fund
      December 31, 2008 ..................................     --       0.61        --      -38.38%      0.00%       N/A
      Inception April 7, 2008 ............................     --       0.99        --         N/A        N/A        N/A
   Basic Materials Fund
      December 31, 2008 ..................................     --       0.54        --      -47.57%      1.32%       N/A
      Inception April 7, 2008 ............................     --       1.03        --         N/A        N/A        N/A
   Biotechnology Fund
      December 31, 2008 ..................................     --       0.93        --       -7.00%      0.00%       N/A
      Inception April 7, 2008 ............................     --       1.00        --         N/A        N/A        N/A
   Commodities Strategy Fund
      December 31, 2008 ..................................     --       0.46        --      -55.34%      0.00%       N/A
      Inception April 7, 2008 ............................     --       1.03        --         N/A        N/A        N/A
   Consumer Products Fund
      December 31, 2008 ..................................     --       0.80        --      -20.00%      0.00%       N/A
      Inception April 7, 2008 ............................     --       1.00        --         N/A        N/A        N/A
   Dow 2X Strategy Fund
      December 31, 2008 ..................................     --       0.43        --      -57.00%      0.00%       N/A
      Inception April 7, 2008 ............................     --       1.00        --         N/A        N/A        N/A
   Electronics Fund
      December 31, 2008 ..................................     --       0.58        --      -42.57%      0.00%       N/A
      Inception April 7, 2008 ............................     --       1.01        --         N/A        N/A        N/A
   Energy Fund
      December 31, 2008 ..................................     --       0.55        --      -46.08%      0.00%       N/A
      Inception April 7, 2008 ............................     --       1.02        --         N/A        N/A        N/A
   Energy Services Fund
      December 31, 2008 ..................................     --       0.43        --      -57.84%      0.00%       N/A
      Inception April 7, 2008 ............................     --       1.02        --         N/A        N/A        N/A
   Europe 1.25X Strategy Fund
      December 31, 2008 ..................................     --       0.50        --      -50.98%      0.00%       N/A
      Inception April 7, 2008 ............................     --       1.02        --         N/A        N/A        N/A

PHL VARIABLE ACCUMULATION ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                                          PHL VARIABLE ACCUMULATION ACCOUNT II
--------------------------------------------------------------------------------------------------------------------------
                                                                                 TOTAL                INVESTMENT
                                                             UNITS     UNIT    NET ASSETS    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000S)   VALUES     (000S)      RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Financial Services Fund
      December 31, 2008 ..................................      --    $ 0.56      $  --     -44.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Government Long Bond 1.2X Strategy Fund
      December 31, 2008 ..................................      12      1.42         17      40.59%      0.60%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Health Care Fund
      December 31, 2008 ..................................      --      0.82         --     -18.81%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Hedged Equity Fund
      December 31, 2008 ..................................       3      0.82          3     -18.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Internet Fund
      December 31, 2008 ..................................      --      0.62         --     -38.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Inverse Dow 2X Strategy Fund
      December 31, 2008 ..................................      --      1.50         --      50.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Inverse Government Long Bond Strategy Fund
      December 31, 2008 ..................................      --      0.72         --     -27.27%      0.00%       N/A
      Inception April 7, 2008 ............................      --      0.99         --        N/A        N/A        N/A
   Inverse Mid-Cap Strategy Fund
      December 31, 2008 ..................................      11      1.28         14      29.29%      5.85%       N/A
      Inception April 7, 2008 ............................      --      0.99         --        N/A        N/A        N/A
   Inverse NASDAQ-100(R) Strategy Fund
      December 31, 2008 ..................................      --      1.33         --      34.34%      0.00%       N/A
      Inception April 7, 2008 ............................      --      0.99         --        N/A        N/A        N/A
   Inverse Russell 2000(R) Strategy Fund
      December 31, 2008 ..................................      --      1.18         --      18.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Inverse S&P 500 Strategy Fund
      December 31, 2008 ..................................      --      1.31         --      31.00%      3.07%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Japan 1.25X Strategy Fund
      December 31, 2008 ..................................      --      0.70         --     -31.37%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.02         --        N/A        N/A        N/A
   Large-Cap Growth Fund
      December 31, 2008 ..................................      --      0.64         --     -36.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Large-Cap Value Fund
      December 31, 2008 ..................................      56      0.55         31     -45.00%      3.97%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Leisure Fund
      December 31, 2008 ..................................      --      0.54         --     -45.15%      0.00%       N/A
      Inception April 7, 2008 ............................      --      0.99         --        N/A        N/A        N/A
   Mid Cap 1.5X Strategy Fund
      December 31, 2008 ..................................      --      0.50         --     -50.50%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Mid-Cap Growth Fund
      December 31, 2008 ..................................      --      0.68         --     -32.67%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Mid-Cap Value Fund
      December 31, 2008 ..................................      --      0.58         --     -42.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Multi-Cap Core Equity Fund
      December 31, 2008 ..................................      --      0.65         --     -35.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A

PHL VARIABLE ACCUMULATION ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                                          PHL VARIABLE ACCUMULATION ACCOUNT II
--------------------------------------------------------------------------------------------------------------------------
                                                                                 TOTAL                INVESTMENT
                                                             UNITS     UNIT    NET ASSETS    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000S)   VALUES     (000S)      RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   NASDAQ-100(R) 2X Strategy Fund
      December 31, 2008 ..................................      --    $ 0.36      $  --     -64.36%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   NASDAQ-100(R) Fund
      December 31, 2008 ..................................      --      0.65         --     -35.64%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Nova Fund
      December 31, 2008 ..................................      --      0.51         --     -49.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Precious Metals Fund
      December 31, 2008 ..................................      39      0.59         23     -42.72%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.03         --        N/A        N/A        N/A
   Real Estate Fund
      December 31, 2008 ..................................      --      0.56         --     -44.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Retailing Fund
      December 31, 2008 ..................................      --      0.67         --     -31.63%      0.00%       N/A
      Inception April 7, 2008 ............................      --      0.98         --        N/A        N/A        N/A
   Russell 2000(R) 1.5X Strategy Fund
      December 31, 2008 ..................................      --      0.54         --     -46.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Russell 2000(R) 2X Strategy Fund
      December 31, 2008 ..................................       8      0.40          3     -60.00%      2.87%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   S&P 500 2X Strategy Fund
      December 31, 2008 ..................................       7      0.38          3     -62.38%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Sector Rotation Fund
      December 31, 2008 ..................................      --      0.68         --     -33.33%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.02         --        N/A        N/A        N/A
   Small-Cap Growth Fund
      December 31, 2008 ..................................      --      0.70         --     -30.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Small-Cap Value Fund
      December 31, 2008 ..................................      --      0.56         --     -42.86%      0.00%       N/A
      Inception April 7, 2008 ............................      --      0.98         --        N/A        N/A        N/A
   Strengthening Dollar 2X Strategy Fund
      December 31, 2008 ..................................      --      1.19         --      19.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Technology Fund
      December 31, 2008 ..................................      --      0.62         --     -38.61%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Telecommunications Fund
      December 31, 2008 ..................................      --      0.63         --     -37.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Transportation Fund
      December 31, 2008 ..................................      --      0.73         --     -27.72%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Utilities Fund
      December 31, 2008 ..................................      45      0.76         34     -24.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Weakening Dollar 2X Strategy Fund
      December 31, 2008 ..................................      --      0.78         --     -22.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A

PHL VARIABLE ACCUMULATION ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                                          PHL VARIABLE ACCUMULATION ACCOUNT II
--------------------------------------------------------------------------------------------------------------------------
                                                                                 TOTAL                INVESTMENT
                                                             UNITS     UNIT    NET ASSETS    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000S)   VALUES     (000S)      RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC:
   Blue Chip Growth Portfolio
      December 31, 2008 ..................................     140    $ 0.63      $  88     -37.00%      0.54%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Equity Income Portfolio
      December 31, 2008 ..................................      60      0.67         40     -33.00%      3.43%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Health Sciences Portfolio
      December 31, 2008 ..................................      24      0.78         19     -22.77%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
T. ROWE PRICE FIXED INCOME SERIES, INC:
   Limited-Term Bond Portfolio II
      December 31, 2008 ..................................      84      1.00         84       0.00%      2.83%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio:
      December 31, 2008 ..................................      17      0.59         10     -41.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return Fund
      December 31, 2008 ..................................      --      0.89         --     -11.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Bond Fund
      December 31, 2008 ..................................      --      0.98         --      -2.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
   Emerging Markets Fund
      December 31, 2008 ..................................      --      0.42         --     -58.42%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Hard Assets Fund
      December 31, 2008 ..................................      32      0.52         16     -49.51%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.03         --        N/A        N/A        N/A
   Real Estate Fund
      December 31, 2008 ..................................      31      0.47         15     -53.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A
VANGUARD VARIABLE INSURANCE FUND:
   Balanced Portfolio
      December 31, 2008 ..................................      --      0.78         --     -22.77%      0.00%       N/A
      Inception May 1, 2008 ..............................      --      1.01         --        N/A        N/A        N/A
   Capital Growth Portfolio
      December 31, 2008 ..................................      --      0.70         --     -31.37%      0.00%       N/A
      Inception May 1, 2008 ..............................      --      1.02         --        N/A        N/A        N/A
   Diversified Value Portfolio
      December 31, 2008 ..................................      --      0.69         --     -32.35%      0.00%       N/A
      Inception May 1, 2008 ..............................      --      1.02         --        N/A        N/A        N/A
   Equity Index Portfolio
      December 31, 2008 ..................................      --      0.66         --     -35.29%      0.00%       N/A
      Inception May 1, 2008 ..............................      --      1.02         --        N/A        N/A        N/A
   International Portfolio
      December 31, 2008 ..................................     170      0.57         97     -43.56%      0.00%       N/A
      Inception May 1, 2008 ..............................      --      1.01         --        N/A        N/A        N/A
   Short-Term Investment Grade Portfolio
      December 31, 2008 ..................................      --      0.95         --      -5.00%      0.00%       N/A
      Inception May 1, 2008 ..............................      --      1.00         --        N/A        N/A        N/A
   Small Company Growth Portfolio
      December 31, 2008 ..................................      --      0.69         --     -32.35%      0.00%       N/A
      Inception May 1, 2008 ..............................      --      1.02         --        N/A        N/A        N/A

PHL VARIABLE ACCUMULATION ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                                          PHL VARIABLE ACCUMULATION ACCOUNT II
--------------------------------------------------------------------------------------------------------------------------
                                                                                 TOTAL                INVESTMENT
                                                             UNITS     UNIT    NET ASSETS    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000S)   VALUES     (000S)      RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND: (CONTINUED)
   Total Bond Market Index Portfolio
      December 31, 2008 ..................................     608    $ 1.03      $ 628       3.00%      0.00%       N/A
      Inception May 1, 2008 ..............................      --      1.00         --        N/A        N/A        N/A
   Total Stock Market Index Portfolio
      December 31, 2008 ..................................     449      0.66        297     -35.29%      0.00%       N/A
      Inception May 1, 2008 ..............................      --      1.02         --        N/A        N/A        N/A
WANGER ADVISORS TRUST:
   International Fund
      December 31, 2008 ..................................       7      0.58          4     -42.57%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   International Select Fund
      December 31, 2008 ..................................       1      0.60          1     -40.59%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.01         --        N/A        N/A        N/A
   Select Fund
      December 31, 2008 ..................................      --      0.57         --     -44.12%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.02         --        N/A        N/A        N/A
   USA Fund
      December 31, 2008 ..................................      24      0.65         16     -35.00%      0.00%       N/A
      Inception April 7, 2008 ............................      --      1.00         --        N/A        N/A        N/A

PHL VARIABLE ACCUMULATION ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================

(7) UNIT PROGRESSION

   The change in units outstanding for the period April 7, 2008 through December 31, 2008 was as follows:

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING       UNITS            UNITS            END
FUND DESCRIPTION                                                          OF PERIOD     PURCHASED         REDEEMED       OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Global Real Estate .....................................                      --        37,438.8        (10,087.8)      27,351.0
   High Yield .............................................                      --       867,091.0            (26.3)     867,064.7
   International Growth ...................................                      --        66,147.9             (5.6)      66,142.3
   Utilities ..............................................                      --        75,596.4        (30,078.9)      45,517.5
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC:
   International Growth ...................................                      --        17,956.0        (17,956.0)            --
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ..................................                      --        25,756.3             (2.2)      25,754.1
DREYFUS STOCK INDEX FUND:                                                        --       827,918.5       (707,512.5)     120,406.0
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ....................................                      --        62,425.9             (5.3)      62,420.6
FIDELITY VARIABLE INSURANCE PRODUCTS
   Contrafund(R) ..........................................                      --       183,872.8         (7,641.2)     176,231.6
   Dynamic Capital Appreciation ...........................                      --        11,095.1            (37.6)      11,057.5
   Growth Opportunities ...................................                      --        31,151.7            (94.7)      31,057.0
   International Capital Appreciation .....................                      --        42,493.0           (132.3)      42,360.7
   Mid Cap ................................................                      --         8,395.8            (28.4)       8,367.4
   Overseas ...............................................                      --         5,629.4            (19.0)       5,610.4
   Strategic Income .......................................                      --         2,963.7            (10.0)       2,953.7
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
   Conservative ETF Asset Allocation II ...................                      --       100,197.8             (8.6)     100,189.2
   Growth ETF Asset Allocation II .........................                      --       269,415.9         (7,700.0)     261,715.9
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Global Communications Securities II ....................                      --        61,505.3        (61,505.3)            --
   High Income Securities II ..............................                      --       806,622.8               --      806,622.8
   Income Securities II ...................................                      --        51,385.6        (51,385.6)            --
   Mutual Discovery Securities II .........................                      --       179,456.7        (61,121.8)     118,334.9
   Templeton Global Income Securities II ..................                      --        73,661.4         (2,517.4)      71,144.0
   U.S. Government II .....................................                      --       138,783.3           (508.8)     138,274.5
JANUS ASPEN SERIES:
   Flexible Bond ..........................................                      --        49,539.6             (4.3)      49,535.3
   International Growth ...................................                      --       196,829.0       (133,482.0)      63,347.0
   Mid Cap Growth .........................................                      --        99,555.6        (99,555.6)            --
LAZARD RETIREMENT SERIES:
   Emerging Markets .......................................                      --       147,071.2        (43,803.1)     103,268.1
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Money Market .......................................                      --     5,819,200.4     (3,405,142.2)   2,414,058.2
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
   International Growth Fund/VA ...........................                      --        31,920.0               --       31,920.0
THE PHOENIX EDGE SERIES FUND:
   Duff & Phelps Real Estate Securities ...................                      --        29,415.1        (14,709.7)      14,705.4
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE
   RealEstateRealReturn Strategy ..........................                      --           924.4               --          924.4
PIMCO VARIABLE INSURANCE TRUST - ADVISOR
   CommodityRealReturn Strategy ...........................                      --         1,663.7               --        1,663.7
   Emerging Markets Bond ..................................                      --           872.4               --          872.4
   Global Bond Unhedged ...................................                      --           701.5               --          701.5
   High Yield .............................................                      --       102,363.0         (3,702.7)      98,660.3
   Low Duration ...........................................                      --        18,943.0        (18,943.0)            --
   Real Return ............................................                      --       221,095.5        (91,115.8)     129,979.7
   Short-Term .............................................                      --       138,021.5       (138,021.5)            --
   Total Return ...........................................                      --       212,486.7           (809.7)     211,677.0

PHL VARIABLE ACCUMULATION ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING        UNITS            UNITS           END
FUND DESCRIPTION                                                          OF PERIOD      PURCHASED        REDEEMED       OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value ...........................................                      --        99,014.5         (1,180.8)      97,833.7
   Equity Income ..........................................                      --        22,735.3        (11,369.3)      11,366.0
   Mid Cap Value ..........................................                      --        36,795.2           (405.0)      36,390.2
   Strategic Income                                                              --           687.0               --          687.0
ROYCE CAPITAL FUND:
   Micro-Cap ..............................................                      --           254.8               --          254.8
   Small-Cap ..............................................                      --        14,682.7               --       14,682.7
RYDEX VARIABLE TRUST:
   Absolute Return Strategies .............................                      --         3,075.7               --        3,075.7
   Basic Materials ........................................                      --        71,448.9        (71,448.9)            --
   Biotechnology ..........................................                      --         4,883.0         (4,883.0)            --
   CLS AdvisorOne Amerigo .................................                      --        83,342.9        (52,073.6)      31,269.3
   Energy .................................................                      --        52,936.6        (52,936.6)            --
   Energy Services ........................................                      --         8,101.9         (8,101.9)            --
   Government Long Bond 1.2X Strategy .....................                      --        12,126.9               --       12,126.9
   Hedged Equity ..........................................                      --         3,171.4               --        3,171.4
   Inverse Mid-Cap Strategy ...............................                      --        10,975.5               --       10,975.5
   Inverse S&P 500 Strategy ...............................                      --        11,583.6        (11,583.6)            --
   Large Cap Value ........................................                      --        55,938.1           (171.4)      55,766.7
   Mid-Cap Growth .........................................                      --         5,341.5         (5,341.5)            --
   Precious Metals ........................................                      --        38,460.9               --       38,460.9
   Russell 2000 2X Strategy ...............................                      --         8,081.0               --        8,081.0
   S&P 500 2X Strategy ....................................                      --         7,424.0               --        7,424.0
   Sector Rotation ........................................                      --        22,199.7        (22,199.7)            --
   Small-Cap Growth .......................................                      --         5,292.7         (5,292.7)            --
   Strengthening Dollar 2X Strategy .......................                      --        16,137.5        (16,137.5)            --
   Transportation .........................................                      --        21,214.0        (21,214.0)            --
   Utilities ..............................................                      --        45,091.8             (2.1)      45,089.7
T. ROWE PRICE EQUITY SERIES:
   Blue Chip Growth II ....................................                      --       196,498.0        (56,687.6)     139,810.4
   Equity Income II .......................................                      --        59,648.5             (3.0)      59,645.5
   Health Sciences II .....................................                      --        25,787.2         (1,996.7)      23,790.5
T. ROWE PRICE FIXED INCOME SERIES:
   Limited-Term Bond II ...................................                      --        95,423.1        (11,450.5)      83,972.6
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..................................................                      --        17,236.5            (52.3)      17,184.2
VAN ECK WORLDWIDE INSURANCE TRUST:
   Hard Assets ............................................                      --        43,585.9        (11,422.6)      32,163.3
   Real Estate ............................................                      --        31,375.3            (91.3)      31,284.0
VANGUARD VARIABLE INSURANCE FUND:
   International ..........................................                      --       171,455.4         (1,945.6)     169,509.8
   Total Bond Market Index ................................                      --       628,156.0        (20,318.4)     607,837.6
   Total Stock Market Index ...............................                      --       454,516.6         (5,259.1)     449,257.5
WANGER ADVISORS TRUST:
   International ..........................................                      --         6,673.0               --        6,673.0
   International Select ...................................                      --         1,353.4               --        1,353.4
   USA ....................................................                      --        24,400.4               --       24,400.4
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 --    13,434,670.1     (5,301,243.6)   8,133,426.5
====================================================================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS PHL VARIABLE INSURANCE COMPANY AND CONTRACT OWNERS OF PHL VARIABLE ACCUMULATION ACCOUNT II

      We have audited the accompanying statement of assets and liabilities of PHL Variable Accumulation Account II as of December 31, 2008, the related statements of operations, changes in net assets and financial highlights for the period April 7, 2008 (Inception) through December 31, 2008. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the finan-cial position of PHL Variable Accumulation Account II as of December 31, 2008, the results of its operations, changes in its net assets, and financial highlights for the period April 7, 2008 (Inception) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO Seidman, LLP

New York, New York
March 31, 2009

================================================================================

                             PHL VARIABLE ACCUMULATION ACCOUNT II

                             SPONSOR
                             PHL Variable Insurance Company

                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO Seidman, LLP






         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2008 AND 2007

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                              -----------------
Report of Independent Registered Public Accounting Firm...................................................          F-3

Balance Sheet as of December 31, 2008 and 2007............................................................          F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2008, 2007 and 2006....................................................          F-5

Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006..............................          F-6

Notes to Financial Statements.............................................................................       F-7 - F-33

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:


In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2008, and the results of its operations and cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 16 to the financial statements, two significant distributors suspended sales of the Company's products and the Company had downgrades from four rating agencies.

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for reinsurance of long duration insurance contracts effective April 1, 2008.


/s/ PricewaterhouseCoopers, LLP
Hartford, Connecticut
March 30, 2009

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                       ($ in thousands, except share data)
                           DECEMBER 31, 2008 AND 2007

                                                                                                  2008            2007
                                                                                             -------------   -------------
ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   1,287,409   $   1,709,586
Policy loans, at unpaid principal balances................................................          34,917          22,819
Other investments.........................................................................         102,681           1,251
Fair value option investments.............................................................           4,091              --
                                                                                             --------------  --------------
TOTAL INVESTMENTS.........................................................................       1,429,098       1,733,656
Cash and cash equivalents.................................................................         152,185         108,200
Accrued investment income.................................................................          14,804          17,518
Receivables...............................................................................         325,996         158,808
Deferred policy acquisition costs.........................................................       1,065,128       1,009,612
Receivable from related parties...........................................................          20,513             527
Other assets..............................................................................          37,089          20,214
Separate account assets...................................................................       2,449,141       3,389,356
                                                                                             --------------  --------------
TOTAL ASSETS..............................................................................   $   5,493,954   $   6,437,891
                                                                                             ==============  ==============

LIABILITIES:
Policyholder deposit funds................................................................   $     969,270   $   1,134,635
Policy liabilities and accruals...........................................................       1,386,611       1,103,139
Deferred income taxes.....................................................................          33,291         135,648
Payable to related parties................................................................           6,271          28,969
Other liabilities.........................................................................         116,929          48,304
Separate account liabilities..............................................................       2,449,141       3,389,356
                                                                                             --------------  --------------
TOTAL LIABILITIES.........................................................................       4,961,513       5,840,051
                                                                                             --------------  --------------

CONTINGENT LIABILITIES (NOTE 14)

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued................           2,500           2,500
Additional paid-in capital................................................................         723,152         553,218
Retained earnings (accumulated deficit)...................................................        (141,288)         53,906
Accumulated other comprehensive loss......................................................         (51,923)        (11,784)
                                                                                             --------------  --------------
TOTAL STOCKHOLDER'S EQUITY................................................................         532,441         597,840
                                                                                             --------------  --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $   5,493,954   $   6,437,891
                                                                                             ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                                 2008             2007             2006
                                                                            -------------    -------------    ------------
 REVENUES:
 Premiums.................................................................  $      15,098    $      18,602    $     13,575
 Insurance and investment product fees....................................        361,354          263,298         180,779
 Investment income, net of expenses.......................................         90,963          109,607         129,325
 Net realized investment losses...........................................       (172,055)          (7,043)         (2,460)
                                                                            --------------   --------------   -------------
 TOTAL REVENUES...........................................................        295,360          384,464         321,219
                                                                            --------------   --------------   -------------

 BENEFITS AND EXPENSES:
 Policy benefits..........................................................        218,415          168,395         154,951
 Policy acquisition cost amortization.....................................        262,132          120,041          93,342
 Other operating expenses.................................................         97,504           83,601          65,388
                                                                            --------------   --------------   -------------
 TOTAL BENEFITS AND EXPENSES..............................................        578,051          372,037         313,681
                                                                            --------------   --------------   -------------
 Income (loss) before income taxes........................................       (282,691)          12,427           7,538
 Income tax (expense) benefit.............................................         87,497           (1,122)         (1,070)
                                                                            --------------   --------------   -------------
 NET INCOME (LOSS)........................................................  $    (195,194)   $      11,305    $      6,468
                                                                            ==============   ==============   =============

 FEES PAID TO RELATED PARTIES (NOTE 11)

 COMPREHENSIVE INCOME (LOSS):
 NET INCOME (LOSS)........................................................  $   (195,194)    $      11,305    $      6,468
                                                                            --------------   --------------   -------------
 Net unrealized investment losses.........................................       (40,139)           (9,095)         (1,277)
 Net unrealized derivative instruments losses.............................            --                --            (807)
                                                                            --------------   --------------   -------------
 OTHER COMPREHENSIVE LOSS.................................................       (40,139)           (9,095)         (2,084)
                                                                            --------------   --------------   -------------
 COMPREHENSIVE INCOME (LOSS)..............................................  $   (235,333)    $       2,210    $      4,384
                                                                            ==============   ==============   =============

 ADDITIONAL PAID-IN  CAPITAL:
 Capital contributions from parent........................................  $    169,934     $      49,984    $         --

 RETAINED EARNINGS (ACCUMULATED DEFICIT):
 Net income (loss)........................................................      (195,194)           11,305           6,468
 Adjustment for initial application of FIN 48 (Note 2)....................            --            (1,000)             --

 ACCUMULATED OTHER COMPREHENSIVE INCOME:
 Other comprehensive loss.................................................       (40,139)           (9,095)         (2,084)
                                                                            --------------   -------------    -------------
 CHANGE IN STOCKHOLDER'S EQUITY...........................................       (65,399)           51,194            4,384
 Stockholder's equity, beginning of year..................................       597,840           546,646          542,262
                                                                            --------------   -------------    -------------
 STOCKHOLDER'S EQUITY, END OF YEAR........................................  $     532,441    $     597,840    $     546,646
                                                                            ==============   =============    =============

   The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                               2008              2007              2006
                                                                          ---------------   --------------    -------------
 OPERATING ACTIVITIES:
 Net income (loss)......................................................  $      (195,194)  $       11,305    $       6,468
 Net realized investment losses.........................................          172,055            7,043            2,460
 Investment (gains) losses..............................................            1,931            1,473            4,206
 Deferred income taxes (benefit)........................................         (85,666)           45,837           22,473
 Increase in receivables................................................        (281,490)         (126,150)          (6,939)
 Increase in deferred policy acquisition costs..........................          138,030         (280,566)        (177,237)
 Increase in policy liabilities and accruals............................          401,684          410,942          213,754
 Other assets and other liabilities change..............................          (32,703)           7,867           (1,224)
                                                                          ----------------  ---------------   --------------
 CASH FROM OPERATING ACTIVITIES.........................................          118,647           77,751           63,961
                                                                          ----------------  ---------------   --------------

 INVESTING ACTIVITIES:
 Investment purchases...................................................       (1,455,006)        (890,909)      (1,007,973)
 Investment sales, repayments and maturities............................        1,501,339        1,207,988        1,728,360
                                                                          ----------------  ---------------   --------------
 CASH FROM INVESTING ACTIVITIES.........................................           46,333          317,079          720,387
                                                                          ----------------  ---------------   --------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund deposits.....................................          172,657          266,750          223,309
 Policyholder deposit fund withdrawals..................................         (454,371)        (625,507)        (986,348)
 Capital contributions from parent......................................          160,719           25,000               --
                                                                          ----------------  ---------------   --------------
 CASH FOR FINANCING ACTIVITIES..........................................         (120,995)        (333,757)        (763,039)
                                                                          ----------------  ---------------   --------------
 CHANGE IN CASH AND CASH EQUIVALENTS....................................           43,985           61,073           21,309
 Cash and cash equivalents, beginning of year...........................          108,200           47,127           25,818
                                                                          ----------------  ---------------   --------------
 CASH AND CASH EQUIVALENTS, END OF YEAR.................................  $       152,185   $      108,200    $      47,127
                                                                          ================  ===============   ==============

During the year ended December 31, 2008, we received $169,934 thousand in capital contributions, of which $83,785 thousand was in cash and $86,149 was in securities.

   The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006



1.   ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company ("PHL Variable") is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix Life"), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of PNX and changed its name to Phoenix Life Insurance Company.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

USE OF ESTIMATES

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities; and accruals for deferred income taxes and contingent liabilities.

RISKS ASSOCIATED WITH CURRENT ECONOMIC ENVIRONMENT

Over the past year, the U.S. economy has experienced unprecedented credit and liquidity issues and entered into recession. Following several years of rapid credit expansion, a sharp contraction in mortgage lending coupled with dramatic declines in home prices, rising mortgage defaults and increasing home foreclosures, resulted in significant write-downs of asset values by financial institutions, including government-sponsored entities and major commercial and investment banks. These write-downs, initially of mortgage-backed securities but spreading to most sectors of the credit markets, and to credit default swaps and other derivative securities, have caused many financial institutions to seek additional capital, to merge with larger and stronger institutions, to be subsidized by the U.S. government and, in some cases, to fail. Reflecting concern about the stability of the financial markets generally and the strength of counterparties many lenders and institutional investors have reduced and, in some cases, ceased to provide funding to borrowers, including other financial institutions. These factors, combined with declining business and consumer confidence and increased unemployment, have precipitated an economic slowdown and fears of a prolonged recession.

Even under more favorable market conditions, general factors such as the availability of credit, consumer spending, business investment, capital market conditions and inflation affect our business. For example, in an economic downturn, higher unemployment, lower family income, lower corporate earnings, lower business investment and lower consumer spending may depress the demand for life insurance, annuities and investment products. In addition, this type of economic environment may result in higher lapses or surrenders of policies. Accordingly, the risks we face related to general economic and business conditions are more pronounced given the severity and magnitude of recent adverse economic and market conditions experienced.

More specifically, our business is exposed to the performance of the debt and equity markets, which have been materially and adversely affected by recent economic developments. Adverse conditions, including but not limited to, a lack of buyers in the marketplace, volatility, credit spread changes, and benchmark interest rate changes, have affected and will continue to impact the liquidity and value of our investments. In addition to other ways set forth in additional risk factors below, the ways that poor debt and equity market performance and changes in interest rates have adversely affected, and will continue to adversely affect, our business, financial condition, growth and profitability include, but are not limited to, the following:

     o The value of our investment portfolio has declined which has resulted in, and may continue to result in, higher realized and/or unrealized losses. For example, in 2008 the value of our general account investments decreased by $250,374 thousand, before offsets, due to net unrealized losses on investments. A widening of credit spreads, such as the market has experienced recently, increases the net unrealized loss position of our investment portfolio and may ultimately result in increased realized losses. The value of our investment portfolio can also be affected by illiquidity and by changes in assumptions or inputs we use in estimating fair value. Further, certain types of securities in our investment portfolio, such as asset-backed securities supported by residential and commercial mortgages, have been disproportionately affected. Continued adverse capital market conditions could result in further realized and/or unrealized losses.

     o Changes in interest rates also have other effects related to our investment portfolio. In periods of increasing interest rates, life insurance policy loans, surrenders and withdrawals could increase as policyholders seek investments with higher returns. This could require us to sell invested assets at a time when their prices are depressed by the increase in interest rates, which could cause us to realize investment losses. Conversely, during periods of declining interest rates, we could experience increased premium payments on products with flexible premium features, repayment of policy loans and increased percentages of policies remaining in force. We would obtain lower returns on investments made with these cash flows. In addition, borrowers may prepay or redeem bonds in our investment portfolio so that we might have to reinvest those proceeds in lower yielding investments. As a consequence of these factors, we could experience a decrease in the spread between the returns on our investment portfolio and amounts credited to policyholders and contract owners, which could adversely affect our profitability.

     o Asset-based fee revenues related to our variable life and annuity products have declined and may continue to decline.

     o The attractiveness of certain of our products may decrease because they are linked to the equity markets and assessments of our financial strength, resulting in lower profits. Increasing consumer concerns about the returns and features of our products or our financial strength may cause existing clients to surrender policies or withdraw assets, and diminish our ability to sell policies and attract assets from new and existing clients, which would result in lower sales and fee revenues.

These extraordinary economic and market conditions have materially and adversely affected us. In 2008 we had a net loss of $195,194 thousand. It is difficult to predict how long the current economic and market conditions will continue, whether the financial markets will continue to deteriorate and which aspects of our products and/or business will be adversely affected. However, the lack of credit, lack of confidence in the financial sector, increased volatility in the financial markets and reduced business activity are likely to continue to materially and adversely affect our business, financial condition and results of operations.

ACCOUNTING CHANGE

Effective April 1, 2008, we changed our method of accounting for the cost of certain of our long duration reinsurance contracts accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("SFAS 113"). In conjunction with this change, we also changed our method of accounting for the impact of reinsurance costs on deferred acquisition costs. SFAS 113 requires us to amortize the estimated cost of reinsurance over the life of the underlying reinsured contracts. Under our previous method, we recognized reinsurance recoveries as part of the net cost of reinsurance and amortized this balance over the estimated lives of the underlying reinsured contracts in proportion to estimated gross profits ("EGPs") consistent with the method used for amortizing deferred policy acquisition costs. Under the new method, reinsurance recoveries are recognized in the same period as the related reinsured claim. In conjunction with this change, we also changed our policy for determining EGPs relating to these contracts to include the effects of reinsurance, where previously these effects had not been included.

ADOPTION OF NEW ACCOUNTING STANDARDS

In January 2009, the Financial Accounting Standards Board ("FASB") issued FSP No. EITF 99-20-1, which amends the impairment guidance in EITF Issue No. 99-20, RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED BENEFICIAL INTERESTS AND BENEFICIAL INTERESTS THAT CONTINUE TO BE HELD BY A TRANSFEROR IN SECURITIZED FINANCIAL ASSETS ("EITF 99-20-1"). The FSP revises EITF 99-20's impairment guidance to make it consistent with the requirements of SFAS No. 115 for determining whether an other-than-temporary impairment has occurred. The FSP is effective for these financial statements. Our adoption of the FSP had no material effect on our financial statements.

In December 2008, the FASB issued FASB Staff Position No. FAS 140-4 and FIN 46(R)-8, DISCLOSURES BY PUBLIC ENTITIES (ENTERPRISES) ABOUT TRANSFERS OF FINANCIAL ASSETS AND INTERESTS IN VARIABLE INTEREST ENTITIES, which requires public entities to provide additional disclosures about transfers of financial assets. It also requires sponsors that have a variable interest in a variable interest entity to provide additional disclosures about their involvement with variable interest entities. The FSP is effective for these financial statements. Our adoption of the FSP had no material effect on our financial statements.

On October 10, 2008, the FASB issued FSP No. FAS 157-3 ("FSP FAS 157-3"), which clarifies the application of SFAS No. 157, FAIR VALUE MEASUREMENT ("SFAS 157") in an inactive market. The FSP addresses application issues such as how management's internal assumptions should be considered when measuring fair value when relevant observable data do not exist; how observable market information in a market that is not active should be considered when measuring fair value and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. FSP FAS 157-3 was effective upon issuance. Our adoption of FSP FAS 157-3 had no material effect on our financial condition or results of operations.

In September 2008, the FASB issued FSP No. FAS 133-1 and FIN 45-4, DISCLOSURES ABOUT CREDIT DERIVATIVES AND CERTAIN GUARANTEES: AN AMENDMENT OF FASB STATEMENT NO. 133 AND FASB INTERPRETATION NO. 45; AND CLARIFICATION OF THE EFFECTIVE DATE OF FASB STATEMENT NO. 161. The FSP introduces new disclosure requirements for credit derivatives and certain guarantees. The FSP is effective for these financial statements. Our adoption of the FSP had no material effect on our financial statements.

On February 15, 2007, the FASB issued SFAS No. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ("SFAS 159"), which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not permitted to be accounted for at fair value under other accounting standards. The election to use the fair value option is available when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. We adopted SFAS 159 as of January 1, 2008 with no effect on our financial statements.

In September 2006, the FASB issued SFAS No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. We adopted SFAS 157 effective January 1, 2008 with no material impact on our financial position and results of operations.

We adopted the provisions of the FASB Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES ("FIN 48"), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $1,000 thousand, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had $1,840 thousand of total gross unrecognized tax benefits as of January 1, 2007. See
Note 10 to these financial statements for more information.

In September 2006, the Securities and Exchange Commission ("SEC") staff issued Staff Accounting Bulletin No. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108"). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

In March 2006, the FASB issued Statement of Financial Accounting Standards No. 156, ACCOUNTING FOR SERVICING OF FINANCIAL ASSETS, AN AMENDMENT OF FASB STATEMENT NO. 140 ("SFAS 156"). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and was effective beginning January 1, 2007. We adopted this standard effective January 1, 2007 with no material impact on our financial position and results of operations.

ACCOUNTING STANDARDS NOT YET ADOPTED

In May 2008, the FASB issued SFAS No. 162, THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("SFAS 162"). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of GAAP-basis financial statements. The Standard is effective 60 days following SEC approval of the Public Company Accounting Oversight Board amendments to remove the hierarchy of generally accepted accounting principles from the auditing standards. SFAS 162 is not expected to have an impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS No. 141(R), ACCOUNTING FOR BUSINESS COMBINATIONS ("SFAS 141(R)"). SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction, establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed and requires the acquirer to disclose all information needed to evaluate and understand the nature and financial effect of the combination and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS ("SFAS 160"). SFAS 160 requires all entities to report noncontrolling interests in subsidiaries in the same way--as equity in the consolidated financial statements and requires that associated transactions be treated as equity transactions--and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

DEBT AND EQUITY SECURITIES

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

POLICY LOANS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

OTHER INVESTMENTS

Other investments primarily include derivative instruments. We use derivative instruments to economically hedge our exposure on living benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to living benefits as hedges for accounting purposes. Changes in the fair value of derivative instruments are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy's classification. For individual life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to EGPs. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, and expenses and reinsurance costs and recoveries. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, and expenses and reinsurance costs and recoveries.

In addition to our quarterly reviews, we complete a comprehensive assumption study during the fourth quarter of each year. Upon completion of an assumption study, we revise our assumptions to reflect our current best estimate, thereby changing our estimate of projected account values and the related EGPs in the deferred policy acquisition cost and unearned revenue amortization models as well as AICPA Statement of Position No. 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS FOR SEPARATE ACCOUNTS ("SOP 03-1"), reserving models. The deferred policy acquisition cost asset, as well as the unearned revenue reserves and SOP 03-1 reserves are then adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking."

Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be unlocked, or adjusted, to reflect such change. Continued unfavorable experience on key assumptions, which could include decreasing separate account fund return performance, increasing lapses or increasing mortality could result in an unlocking which would result in an increase to deferred policy acquisition cost amortization and a decrease in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract owners for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no-lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

REVENUE RECOGNITION

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. For fixed maturities, we accrue the new cost basis to par or the estimated future cash flows over the expected remaining life of the security. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

     o    the extent and the duration of the decline;

     o the reasons for the decline in value (credit event, interest related or market fluctuations);

     o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and

     o    the financial condition of and near term prospects of the issuer.

A debt security impairment is deemed other-than-temporary if:

     o we do not have the ability and intent to hold an investment until a forecasted recovery of fair value up to (or beyond) the cost of the investment which, in certain cases, may mean until maturity; or

     o it is probable that we will be unable to collect all amounts due according to the contractual terms of the debt security.

Impairments due to deterioration in credit that result in a conclusion that non-collection is probable are considered other-than-temporary. Other declines in fair value (for example, due to interest rate changes, sector credit rating changes or company-specific rating changes that do not result in a conclusion that non-collection of contractual principal and interest is probable) may also result in a conclusion that an other-than-temporary impairment has occurred.

Further, in situations where we have asserted our ability and intent to hold a security to a forecasted recovery, but now no longer have the ability and intent to hold until recovery, an impairment should be considered other-than-temporary, even if collection of cash flows is probable. The determination of the impairment is made when the assertion to hold to recovery changes, not when the decision to sell is made.

INCOME TAXES

We account for income taxes in accordance with SFAS No. 109, ACCOUNTING FOR INCOME TAXES ("SFAS 109"). Accordingly, income tax expense or benefit is recognized based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryovers. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances in accordance with SFAS 109's intraperiod allocation rules. We recognize interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense.

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service ("IRS") to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.


3.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers. Due to the recent downgrade of Scottish Re, we will continue to closely monitor the situation and will reassess the recoverability of the reinsurance recoverable during the interim reporting periods of 2009.

Our reinsurance program varies based on the type of risk. Listed below are some examples and our most significant recent reinsurance agreements:

     o On all direct life insurance policies, the maximum of individual life insurance retained by us on any one life is $10 million on single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

     o We cede 70% to 90% of the mortality risk on most new issues of term insurance.

     o Effective January 1, 2008, we entered into an agreement to cede 50% to 75% of the risk in between $6.0 million to $10.0 million on universal life and variable universal life policies issued from January 1, 2006 through December 31, 2007, inclusive.

     o Effective September 30, 2008, we entered into an agreement to cede 90% of all the benefit risks on Phoenix Accumulator Universal Life III and IV policies issued on January 1, 2008 or later.

     o Effective November 30, 2008, we ceded all the benefit risks, net of existing reinsurance, on all the term life business inforce as of December 31, 2008, excluding the term plans introduced in 2008.

DIRECT BUSINESS AND REINSURANCE:                                                        YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            -----------------------------------------------

                                                                                 2008           2007             2006
                                                                            --------------  --------------   --------------
Direct premiums..........................................................   $      91,872   $      87,132    $      71,350
Premiums ceded to reinsurers.............................................         (76,774)        (68,530)         (57,775)
                                                                            --------------  --------------   --------------
PREMIUMS.................................................................   $      15,098   $      18,602    $      13,575
                                                                            ==============  ==============   ==============

Direct policy benefits incurred..........................................   $     151,636   $      85,898    $      54,055
Policy benefits assumed from reinsureds..................................             140             505              965
Policy benefits ceded to reinsurers......................................        (113,207)        (44,707)         (26,398)
                                                                            --------------  --------------   --------------
POLICY BENEFITS..........................................................   $      38,569   $      41,696    $      28,622
                                                                            ==============  ==============   ==============

Direct life insurance in-force...........................................   $  84,226,234   $  70,502,325    $  55,175,351
Life insurance in-force assumed from reinsureds..........................          94,595         121,673          104,826
Life insurance in-force ceded to reinsurers..............................     (64,400,218)    (48,687,754)     (40,820,818)
                                                                            --------------  --------------   --------------
LIFE INSURANCE IN-FORCE..................................................   $  19,920,611   $  21,936,244    $  14,459,359
                                                                            ==============  ==============   ==============
Percentage of amount assumed to net insurance in-force...................        0.47%            0.55%           0.72%
                                                                            ==============  ==============   ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $179,846 thousand, $126,699 thousand and $126,329 thousand, net of reinsurance, for the years ended December 31, 2008, 2007 and 2006, respectively.

Irrevocable letters of credit aggregating $27,712 thousand at December 31, 2008 have been arranged with commercial banks in our favor to collateralize the ceded reserves.


4.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                          YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            ----------------------------------------------
                                                                                 2008              2007             2006
                                                                            -------------     ------------    --------------
Policy acquisition costs deferred........................................   $     284,659    $     400,607    $      270,577
Costs amortized to expenses:
  Recurring costs........................................................        (281,333)        (122,189)          (94,429)
  Realized investment gains (losses).....................................          19,201            2,148             1,087
Deferred policy acquisition cost offset - ceded reserve
  and expense allowance                                                         (160,556)               --                --
Offsets to net unrealized investment gains or losses
  included in other comprehensive income (loss) (Note 12)................         193,545           27,426            (4,930)
                                                                            --------------   --------------   ---------------
Change in deferred policy acquisition costs..............................          55,516          307,992           172,305
Deferred policy acquisition costs, beginning of year.....................       1,009,612          701,620           529,315
                                                                            --------------   --------------   ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...........................   $   1,065,128    $   1,009,612    $      701,620
                                                                            ==============   ==============   ===============

Upon completion of a study during the fourth quarter of 2008, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include mortality, lapse experience, expense, net investment income, and separate account investment return. In our review to develop the best estimate for these assumptions, we examined our own experience and market conditions. We updated our maintenance expenses and reallocated them among various lines of business. We also updated our projected separate account investment return assumption to the long term investment return as of January 1, 2009. The impact was to fully absorb the actual investment performance through December 31, 2008 into the amortization of deferred policy acquisition cost amortization and the projection of benefits under SOP 03-1 for the guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") riders. The greatest impact of the unlocking was on the annuity block, where the effects of these adjustments resulted in an overall increase in deferred policy acquisition cost amortization for the annuity block of $100,318 thousand and an increase in the GMIB and GMDB reserves of $10,899 thousand and $3,760 thousand, respectively. The UL/VUL lines had an increase of $924 thousand to pre-tax net income due to unlocking.

During 2007, we updated our system for calculating the SOP 03-1 reserves for guaranteed minimum death benefits, resulting in a release in the benefit reserve and a corresponding increase in deferred policy acquisition cost amortization for the year. The effects of these adjustments resulted in an overall $1,649 thousand pre-tax benefit to net income.

During 2006, we benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions for expected mortality, lapse experience, investment margins and expenses. The effects of the unlocking resulted in an overall $6.7 million pre-tax charge to net income, as well as increased unearned revenue liabilities by $1.3 million, increased benefit reserves by $4.5 million, increased reinsurance liability by $1.2 million and decreased amortization by $0.4 million.


5.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 3.00% to 5.25% as of December 31, 2008, less administrative and mortality charges.

6.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

FAIR VALUE AND COST OF DEBT SECURITIES:                                           AS OF DECEMBER 31,
($ IN THOUSANDS)                                           ---------------------------------------------------------------
                                                                        2008                              2007
                                                           ------------------------------    -----------------------------
                                                             FAIR VALUE          COST          FAIR VALUE         COST
                                                           -------------    -------------    -------------   -------------
U.S. government and agency...............................  $      42,708    $      43,689    $      65,774   $      64,884
State and political subdivision..........................          5,715            6,536           11,029          11,134
Foreign government.......................................         31,087           30,130           30,423          27,716
Corporate................................................        775,982          923,313          975,058         998,982
Mortgage-backed..........................................        286,837          354,953          358,479         372,733
Other asset-backed.......................................        145,080          233,607          268,823         288,927
                                                           -------------    -------------    -------------   -------------
AVAILABLE-FOR-SALE DEBT SECURITIES.......................  $   1,287,409    $   1,592,228    $   1,709,586   $   1,764,376
                                                           =============    =============    =============   =============

UNREALIZED GAINS (LOSSES) FROM                                                    AS OF DECEMBER 31,
DEBT SECURITIES:                                           ---------------------------------------------------------------
($ IN THOUSANDS)                                                        2008                              2007
                                                           ------------------------------    -----------------------------
                                                               GAINS            LOSSES           GAINS           LOSSES
                                                           -------------    -------------    -------------   -------------
U.S. government and agency...............................  $       1,189    $      (2,170)   $       1,193   $       (303)
State and political subdivision..........................             --             (821)              11           (116)
Foreign government.......................................          1,206             (249)           2,732            (25)
Corporate................................................          2,632         (149,963)           8,774        (32,698)
Mortgage-backed..........................................          1,691          (69,807)           2,654        (16,908)
Other asset-backed.......................................            259          (88,786)             875        (20,979)
                                                           -------------    --------------   -------------   -------------
DEBT SECURITIES GAINS AND LOSSES.........................  $       6,977    $    (311,796)   $      16,239   $    (71,029)
                                                           =============    ==============   =============   =============
DEBT SECURITIES NET LOSSES...............................                   $    (304,819)                   $    (54,790)
                                                                            ==============                   =============

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2008
DEBT SECURITIES:                            --------------------------------------------------------------------------------
($ IN THOUSANDS)                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------  -------------------------  -------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................  $      2,753  $       (84)  $     1,856  $    (2,086)  $     4,609  $    (2,170)
State and political subdivision...........         2,395         (137)        3,319         (684)        5,714         (821)
Foreign government........................        15,891         (248)          499           (1)       16,390         (249)
Corporate.................................       322,514      (37,561)      259,454     (112,402)      581,968     (149,963)
Mortgage-backed...........................        57,731      (14,981)      138,408      (54,826)      196,139      (69,807)
Other asset-backed........................        40,215      (16,623)       97,761      (72,163)      137,976      (88,786)
                                            ------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $    441,499  $   (69,634)  $   501,297  $  (242,162)  $   942,796  $  (311,796)
                                            ============  ============  ===========  ============  ===========  ============

BELOW INVESTMENT GRADE....................  $     48,201  $   (16,379)  $    55,610  $   (28,721)  $   103,811  $   (45,100)
                                            ============  ============  ===========  ============  ===========  ============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED POLICY ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $    (2,258)               $    (4,665)               $    (6,923)
                                                          ============               ============               ============
NUMBER OF SECURITIES......................                        332                        402                        734
                                                          ============               ============               ============

Unrealized losses of below investment grade debt securities with a fair value of less than 80% of the securities amortized cost totaled $39,705 thousand at December 31, 2008 ($5,942 thousand after offsets for taxes and deferred policy acquisition cost amortization), of which $943 thousand is greater than 20% and over 12 months.

These securities are considered to be temporarily impaired at December 31, 2008 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2007
DEBT SECURITIES:                            --------------------------------------------------------------------------------
($ IN THOUSANDS)                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------  -------------------------  -------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................  $         --  $         --  $    15,629  $      (303)  $    15,629  $      (303)
State and political subdivision...........            --            --       10,516         (116)       10,516         (116)
Foreign government........................            --            --        2,464          (25)        2,464          (25)
Corporate.................................       134,427       (9,598)      478,287      (23,100)      612,714      (32,698)
Mortgage-backed...........................       105,599       (9,822)      162,554       (7,086)      268,153      (16,908)
Other asset-backed........................       137,632      (15,661)       81,534       (5,318)      219,166      (20,979)
                                            ------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $    377,658  $   (35,081)  $   750,984  $   (35,948)  $ 1,128,642  $   (71,029)
                                            ============  ============  ===========  ============  ===========  ============

BELOW INVESTMENT GRADE....................  $     39,024  $    (1,797)  $    67,088  $    (7,484)  $   106,112  $    (9,281)
                                            ============  ============  ===========  ============  ===========  ============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED POLICY ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $      (292)               $    (1,306)               $    (1,598)
                                                          ============               ============               ============
NUMBER OF SECURITIES......................                        243                        411                        654
                                                          ============               ============               ============

Unrealized losses of below investment grade debt securities with a fair value of less than 80% of the security's amortized costs totaled $3,933 thousand at December 31, 2007, of which none have been in a significant loss position for greater than 12 months.

These securities are considered to be temporarily impaired at December 31, 2007 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                         YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            ------------------------------------------------
                                                                                 2008             2007            2006
                                                                            --------------   --------------   --------------
Debt securities..........................................................   $    (250,029)   $     (41,468)   $       2,956
Other investments........................................................            (345)              50               10
                                                                            --------------   --------------   --------------
NET UNREALIZED INVESTMENT GAINS (LOSSES).................................   $    (250,374)   $     (41,418)   $       2,966
                                                                            ==============   ==============   ==============

Net unrealized investment gains (losses).................................   $    (250,374)   $     (41,418)   $       2,966
                                                                            --------------   --------------   --------------
Applicable deferred policy acquisition costs (Note 4)....................        (193,545)         (27,425)           4,930
Applicable deferred income tax benefit...................................         (16,690)          (4,898)            (687)
                                                                            --------------   --------------   --------------
Offsets to net unrealized investment losses..............................        (210,235)         (32,323)           4,243
                                                                            --------------   --------------   --------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME.............................................   $     (40,139)   $      (9,095)   $      (1,277)
                                                                            ==============   ==============   ==============

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2008 and 2007, we had on deposit securities with a fair value of $7,774 thousand and $7,370 thousand, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME

SOURCES OF NET INVESTMENT INCOME:                                                       YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            -----------------------------------------------
                                                                                 2008             2007            2006
                                                                            --------------   ---------------  --------------
Debt securities..........................................................   $      89,141    $      105,342   $     127,977
Other investments........................................................               2               162             148
Other income.............................................................             113               421              --
Policy loans.............................................................           1,677             1,472             581
Cash and cash equivalents................................................           2,018             4,395           3,089
                                                                            --------------   ---------------  --------------
Total investment income..................................................          92,951           111,792         131,795
Investment expenses......................................................          (1,988)           (2,185)         (2,470)
                                                                            --------------   ---------------  --------------
NET INVESTMENT INCOME....................................................   $      90,963    $      109,607   $     129,325
                                                                            ==============   ===============  ==============

NET REALIZED INVESTMENT GAINS (LOSSES)
TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ IN THOUSANDS                                                             -----------------------------------------------
                                                                                 2008             2007            2006
                                                                            --------------   ---------------  --------------
DEBT SECURITY IMPAIRMENTS................................................   $     (52,057)   $       (3,287)  $        (411)
                                                                            --------------   ---------------  --------------
Debt security transaction gains..........................................           1,550             1,465           2,955
Debt security transaction losses.........................................          (2,952)           (2,827)         (7,253)
Other investment transaction gains (losses)..............................             (85)              (51)            526
                                                                            --------------   ---------------  --------------
NET TRANSACTION LOSSES...................................................          (1,487)           (1,413)         (3,772)
                                                                            --------------   ---------------  --------------
REALIZED GAINS (LOSSES) ON DERIVATIVE ASSETS AND LIABILITIES.............        (118,511)           (2,343)          1,723
                                                                            --------------   ---------------  --------------
NET REALIZED INVESTMENT LOSSES...........................................   $    (172,055)   $       (7,043)  $      (2,460)
                                                                            ==============   ===============  ==============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            ------------------------------------------------
                                                                                 2008             2007             2006
                                                                            --------------   ---------------  --------------
Debt security purchases..................................................   $  (1,339,880)   $     (883,282)  $    (999,542)
Other investment purchases...............................................        (103,028)             (350)         (1,060)
Policy loan advances, net................................................         (12,098)           (7,277)         (7,371)
                                                                            --------------   ---------------  --------------
INVESTMENT PURCHASES.....................................................   $  (1,455,006)   $     (890,909)  $  (1,007,973)
                                                                            ==============   ===============  ==============

Debt securities sales....................................................   $   1,196,688    $      816,170   $   1,178,127
Debt securities maturities and repayments................................         268,509           390,297         549,483
Other investment sales...................................................          36,142             1,521             750
                                                                            --------------   ---------------  --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................   $   1,501,339    $    1,207,988   $   1,728,360
                                                                            ==============   ===============  ==============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

MATURITIES OF DEBT SECURITIES:                                                                  AS OF DECEMBER 31, 2008
($ IN THOUSANDS)                                                                             ------------------------------
                                                                                                  COST         FAIR VALUE
                                                                                             --------------   -------------
Due in one year or less...................................................................   $      209,796   $     207,422
Due after one year through five years.....................................................          361,007         318,870
Due after five years through ten years....................................................          363,159         281,186
Due after ten years.......................................................................          658,266         479,931
                                                                                             --------------   -------------
TOTAL.....................................................................................   $    1,592,228   $   1,287,409
                                                                                             ==============   =============

7.   SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2008 and 2007 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

o Liabilities associated with the guaranteed minimum death benefit ("GMDB") are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.
o Liabilities associated with the guaranteed minimum income benefit ("GMIB") are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB and GMIB, 200 stochastically generated scenarios were used.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ IN THOUSANDS)                                                                               ----------------------------
                                                                                                   2008           2007
                                                                                               ------------   -------------
Debt securities.............................................................................   $    460,610   $    494,660
Equity funds................................................................................      1,459,448      2,213,164
Other.......................................................................................        108,383         80,657
                                                                                               -------------  -------------
TOTAL.......................................................................................   $  2,028,441   $  2,788,481
                                                                                               =============  =============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
($ IN THOUSANDS)                                                                                    DECEMBER 31, 2008
                                                                                               ---------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                               ------------   ------------
Liability balance as of January 1, 2008.....................................................   $      3,109   $      5,706
Incurred....................................................................................         10,281         15,659
Paid........................................................................................         (3,809)            --
                                                                                               -------------  ------------
LIABILITY BALANCE AS OF DECEMBER 31, 2008...................................................   $      9,581   $     21,365
                                                                                               =============  ============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
($ IN THOUSANDS)                                                                                    DECEMBER 31, 2007
                                                                                               ----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                               ------------   -------------
Liability balance as of January 1, 2007.....................................................   $     26,979   $      3,568
Incurred....................................................................................        (21,813)         2,137
Paid........................................................................................         (2,057)            --
                                                                                               -------------  -------------
LIABILITY BALANCE AS OF DECEMBER 31, 2007...................................................   $      3,109   $      5,705
                                                                                               =============  =============

--------------
(1) The reinsurance recoverable asset related to the GMDB was $0 thousand and $1,335 thousand as of December 31, 2008 and 2007, respectively.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in policy benefits on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit ("GMWB"), a guaranteed minimum accumulation benefit ("GMAB") and a guaranteed pay-out annuity floor ("GPAF").

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, these contracts have a feature that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The Combination rider includes the GMAB and GMWB riders as well as the GMDB rider at the policyholder's option.

The GMWB, GMAB and GPAF represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB and GPAF obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

In order to minimize the volatility associated with the GMWB and GMAB liabilities, we previously entered into a contract with Phoenix Life whereby we cede 100% of any claims for these guarantees. However, as of December 31, 2008, we recaptured the GMAB for policies issued up to December 31, 2008 and the GMWB for policies issued up to December 31, 2007. The contract remains in place for future issues. Because this contract does not transfer sufficient risk to be accounted for as reinsurance, we use deposit accounting for the contract. As of December 31, 2008 and 2007, the embedded derivative liabilities for GMWB, GMAB, and GPAF are listed in the table below. There were no benefit payments made for GMWB or GMAB during 2008 or 2007. For GPAF, there were $322 thousand benefit payments made for 2008 and an immaterial amount paid for 2007. See Note 11 to these financial statements for more information.

In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. As of recapture, we have begun to hedge the GMAB and GMWB exposure using equity options, equity futures, swaps and swaptions. These investments are included in other investments on our balance sheet.

EMBEDDED DERIVATIVE LIABILITIES:                              DECEMBER 31,
($ IN THOUSANDS)                                      ---------------------------
                                                          2008           2007
                                                      ------------   ------------
GMWB................................................. $     63,663   $    (1,512)
GMAB.................................................       52,768         1,814
GPAF.................................................        1,597         1,373
                                                      ------------   ------------
TOTAL EMBEDDED DERIVATIVES........................... $    118,028   $     1,675
                                                      ============   ============

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ IN THOUSANDS)                                                            ACCOUNT       AT RISK AFTER      ATTAINED AGE
                                                                             VALUE         REINSURANCE       OF ANNUITANT
                                                                        --------------  ----------------    --------------
GMDB return of premium................................................  $    1,022,891   $       175,465           60
GMDB step up..........................................................       1,334,746           476,867           60
GMDB earnings enhancement benefit ("EEB").............................          49,978             7,291           60
GMDB greater of annual step up and roll up............................          28,080            15,165           63
                                                                        --------------   ---------------
TOTAL GMDB AT DECEMBER 31, 2008.......................................  $    2,435,695   $       674,788
                                                                        ==============   ===============

Combination...........................................................  $        5,105                             59
GMAB..................................................................         326,719                             55
GMIB..................................................................         449,877                             60
GMWB..................................................................         391,077                             60
GPAF..................................................................          15,071                             75
                                                                        --------------
TOTAL AT DECEMBER 31, 2008............................................  $    1,187,849
                                                                        ==============

With the return of premium, the death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

With the step up, the death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

With EEB, the death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

With greater of annual step up and annual roll up, the death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2008 and 2007, we held additional universal life benefit reserves of $56,051 thousand and $25,930 thousand, respectively.

8.   DERIVATIVE INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We had no after-tax gains for the years ended December 31, 2008 and 2007 and recognized an after-tax gain of $1,241 thousand for the year ended December 31, 2006 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which had been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2008 and 2007, we had no reclassified after-tax gains and for the year 2006 we reclassified an after-tax gain of $1,241 thousand into earnings related to these derivatives.

We use derivatives to manage certain risks in our general account portfolio as well as our insurance liabilities. Our derivatives generally do not qualify for hedge accounting treatment and are stated at fair value (market value) with changes in valuation reported in net realized capital gains/losses.

DERIVATIVE INSTRUMENTS HELD IN GENERAL ACCOUNT:                                                     AS OF DECEMBER 31,
($ IN THOUSANDS)                                                                               ---------------------------
                                                                                                           2008
                                                                                               ---------------------------
                                                                    NOTIONAL
                                                                     AMOUNT        MATURITY        ASSET        LIABILITY
                                                                  ------------   ------------  ------------    -----------
INTEREST RATE SWAPS                                               $    100,000       2018       $    15,839    $        --
SWAPTIONS                                                              190,000       2009            10,928             --
PUT OPTIONS                                                            175,000       2018            56,265             --
FUTURES CONTRACTS                                                      129,019       2009            18,551             --
                                                                  ------------                 ------------    -----------
TOTAL GENERAL ACCOUNT DERIVATIVE INSTRUMENT POSITIONS             $    594,019                 $    101,583    $        --
                                                                  ============                 ============    ===========

We held no derivative assets at December 31, 2007. See Note 7 to these financial statements for more information on our embedded derivatives related to our variable annuity guarantees.

INTEREST RATE SWAPS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments. We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities.

INTEREST RATE OPTIONS

We use interest rate options, such as swaptions, to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate swaption gives us the right but not the obligation to enter into an underlying swap. Swaptions are options on interest rate swaps. All of our swaption contracts are receiver swaptions, which give us the right to enter into a swap where we will receive the agreed-upon fixed rate and pay the floating rate. If the market conditions are favorable and the swap is needed to continue hedging our inforce liability business, we will exercise the swaption and enter into a fixed rate swap. If a swaption contract is not exercised by its option maturity date, it expires with no value.

EXCHANGE TRADED FUTURE CONTRACTS

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

EQUITY INDEX OPTIONS

The Company uses the following derivative contracts to hedge against market risks from changes in volatility, interest rates and equity indices associated with our Life and Annuity products:

     o Equity index options, such as S&P 500 puts for the variable annuity guaranteed minimum living benefit (GMAB/GMWB) rider liabilities;

     o Equity index options, such as S&P 500 European calls for the Equity Index Universal Life (EIUL); and

     o Equity index options, such as S&P European, Asian and Binary calls for the Equity Index Annuity (EIA).

An equity index put option affords the Company the right to sell a specified equity index at the established price determined at the time the instrument was purchased. The Company may use short-dated options, which are traded on exchanges or use long-dated over-the-counter options, which require entering into an agreement with another party (referred to as the counterparty).

An equity index call option affords the Company the right to buy a specified equity index at the established price determined at the time the instrument was purchased. The Company used exact-dated options, which are traded over-the-counter with another party (referred to as the counterparty) to closely replicate the option payoff profile embedded in EIA and EIUL liabilities.


9.   FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 157 ("SFAS 157") defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

SFAS 157 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels, from highest to lowest, are defined as follows:

     o Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 securities include highly liquid government bonds, mortgage products, exchange-traded equities and exchange-traded corporate debt.

     o Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. Examples of such instruments include certain high-yield debt securities.

     o Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement. Securities classified within Level 3 include broker quoted investments, certain residual interests in securitizations and other less liquid securities. Most valuations that are based on brokers' prices are classified as Level 3 due to a lack of transparency in the process they use to develop prices.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                        AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                  ---------------------------------------------------------------
($ IN THOUSANDS)                                                        2008                              2007
                                                           ------------------------------    -----------------------------
                                                              CARRYING           FAIR           CARRYING          FAIR
                                                               VALUE            VALUE            VALUE           VALUE
                                                           -------------    -------------    -------------   -------------
Cash and cash equivalents................................  $     152,185    $     152,185    $     108,200   $     108,200
Debt securities..........................................      1,287,409        1,287,409        1,709,586       1,709,586
Policy loans.............................................         34,917           34,917           22,819          22,819
                                                           -------------    -------------    -------------   -------------
FINANCIAL ASSETS.........................................  $   1,474,511    $   1,474,511    $   1,840,605   $   1,840,605
                                                           =============    =============    =============   =============

Investment contracts.....................................  $     969,270    $     986,908    $   1,134,635   $   1,139,325
                                                           -------------    -------------    -------------   -------------
FINANCIAL LIABILITIES....................................  $     969,270    $     986,908    $   1,134,635   $   1,139,325
                                                           =============    =============    =============   =============

The following table presents the financial instruments carried at fair value as of December 31, 2008, by SFAS 157 valuation hierarchy (as described above).

ASSETS AND LIABILITIES AT FAIR VALUE:                                             AS OF DECEMBER 31, 2008
($ IN THOUSANDS)                                           --------------------------------------------------------------
                                                              LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
                                                           -------------    -------------    -------------   ------------
ASSETS
Available-for-sale debt securities.......................  $       8,459    $   1,127,679    $     151,271   $  1,287,409
Derivative assets........................................             --          101,583               --        101,583
Separate account assets..................................      2,360,656           87,884              601      2,449,141
Fair value option investments............................             --            4,091               --          4,091
                                                           -------------    -------------    -------------   ------------
TOTAL ASSETS.............................................  $   2,369,115    $   1,321,237    $     151,872   $  3,842,224
                                                           =============    =============    =============   ============
LIABILITIES
Embedded derivative liabilities..........................  $          --    $          --    $     118,028   $    118,028
                                                           -------------    -------------    -------------   ------------
TOTAL LIABILITIES........................................  $          --    $          --    $     118,028   $    118,028
                                                           =============    =============    =============   ============

Fair value option investments include a structured loan asset valued at $4,091 thousand as of December 31, 2008. We elected to apply the fair value option to this note at the time of its acquisition. We purchased the note to obtain principal protection without sacrificing earnings potential. Election of the fair value option allows current earnings recognition and is more consistent with management's view of the security's underlying economics.

We have an established process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon internally developed models that use primarily market-based or independently-sourced market parameters, including interest rate yield curves, option volatilities and currency rates. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments include amounts to reflect counterparty credit quality, our own creditworthiness, liquidity and unobservable parameters that are applied consistently over time. The majority of the valuations of Level 3 assets were internally calculated or obtained from independent third-party broker quotes.

FAIR VALUE OF INVESTMENT CONTRACTS

We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 100 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

SEPARATE ACCOUNTS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security and short-term investments of the Company. Mutual funds are included in Level 1. Most debt securities and short-term investments are included in Level 2.

VALUATION OF EMBEDDED DERIVATIVES

Embedded derivatives are guarantees that we make on certain variable annuity contracts, including GMAB and GMWB. These embedded derivatives are fair valued using a risk neutral stochastic valuation methodology. The inputs to our fair value methodology include information derived from the asset derivatives market, including the volatility surface and the swap curve. Several additional inputs are not obtained from independent sources, but instead reflect our own assumptions about what market participants would use in pricing the contracts. These inputs are therefore considered "unobservable" and fall into Level 3 of the fair value hierarchy. These inputs include mortality rates, lapse rates and policyholder behavior assumptions. Because there are significant Level 3 inputs included in our fair value methodology for these embedded derivative liabilities, we consider the above-described methodology as a whole to be Level 3.

SFAS 157 requires a credit standing adjustment. The credit standing adjustment reflects the adjustment that market participants would make to reflect the risk that guaranteed benefit obligations may not be fulfilled ("nonperformance risk"). SFAS 157 explicitly requires nonperformance risk to be reflected in fair value. The Company calculates the credit standing adjustment by applying an average credit spread for companies similar to Phoenix when discounting the rider cash flows for calculation of the liability. This average credit spread is recalculated every quarter and so the fair value will change with the passage of time even in the absence of any other changes that affect the valuation.

LEVEL 3 FINANCIAL ASSETS AND LIABILITIES

The following table sets forth a summary of changes in the fair value of our Level 3 financial assets and liabilities. As required by SFAS 157, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. For example, a hypothetical derivative contract with Level 1, Level 2 and significant Level 3 inputs would be classified as a Level 3 financial instrument in its entirety. Subsequently, even if only Level 1 and Level 2 inputs are adjusted, the resulting gain or loss is classified as Level 3. Further, Level 3 instruments are frequently hedged with instruments that are classified as Level 1 or Level 2 and, accordingly, gains or losses reported as Level 3 in the table below may be offset by gains or losses attributable to instruments classified in Level 1 or 2 of the fair value hierarchy.

LEVEL 3 FINANCIAL ASSETS AND LIABILITIES:                                                        YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                                                           2008
                                                                                               -----------------------------
                                                                                                  ASSETS       LIABILITIES
                                                                                               ------------   --------------
Balance, beginning of year..................................................................   $    267,185   $      (1,675)
Purchases/(sales), net......................................................................        (17,555)             --
Net transfers in and out of Level 3.........................................................        (13,973)             --
Realized gains (losses).....................................................................        (19,911)       (116,353)
Unrealized gains (losses) included in other comprehensive income (loss).....................        (63,942)             --
Amortization/accretion......................................................................             68              --
                                                                                               -------------  --------------
BALANCE, END OF YEAR........................................................................   $    151,872   $    (118,028)
                                                                                               ============   ==============
PORTION OF GAIN (LOSS) INCLUDED IN NET INCOME RELATING TO THOSE ASSETS/LIABILITIES STILL HELD  $    (34,655)  $    (116,353)
                                                                                               ============   ==============


10.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            -------------------------------------------------
                                                                                 2008             2007              2006
                                                                            -------------    --------------    --------------
Income tax expense (benefit) attributable to:
  Current................................................................   $      (1,831)   $     (44,715)    $     (21,403)
  Deferred...............................................................         (85,666)          45,837            22,473
                                                                            --------------   --------------    --------------
INCOME TAXES APPLICABLE TO NET INCOME (LOSS).............................         (87,497)           1,122             1,070
Other comprehensive loss.................................................         (16,690)          (4,898)           (1,121)
                                                                            --------------   --------------    --------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE LOSS............................   $    (104,187)   $      (3,776)    $         (51)
                                                                            ==============   ==============    ==============
INCOME TAXES RECOVERED...................................................   $     (13,262)   $     (30,557)    $     (24,094)
                                                                            ==============   ==============    ==============

EFFECTIVE INCOME TAX RATE:                                                              YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            -------------------------------------------------
                                                                                 2008             2007             2006
                                                                            -------------    --------------    --------------
Income before income taxes...............................................   $    (282,691)   $       12,427    $       7,538
                                                                            -------------    --------------    --------------
Income taxes at statutory rate of 35.0%..................................         (98,942)            4,350            2,638
Dividend received deduction..............................................          (2,584)           (1,803)          (1,572)
FIN 48 increase (decrease)...............................................           1,242              (975)              --
Tax interest.............................................................              (2)                1                1
Valuation allowance increase.............................................          12,800                --               --
Other, net...............................................................             (11)             (451)               3
                                                                            --------------   --------------    --------------
APPLICABLE INCOME TAXES (BENEFIT)........................................   $     (87,497)   $        1,122    $       1,070
                                                                            ==============   ==============    ==============
Effective income tax rates...............................................        31.0%            9.0%             14.2%
                                                                            ==============   ==============    ==============
DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                AS OF DECEMBER 31,
($ IN THOUSANDS)                                                                             --------------------------------
                                                                                                  2008            2007
                                                                                             --------------    --------------
DEFERRED INCOME TAX ASSETS:
Future policyholder benefits..............................................................   $      156,424    $     145,582
Unearned premiums / deferred revenues.....................................................           28,603           15,164
Investments...............................................................................           37,595            5,948
Net operating loss carryover benefits.....................................................            1,491               --
Valuation allowance.......................................................................          (16,000)              --
                                                                                             --------------    --------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................          208,113          166,694
                                                                                             ---------------   --------------

DEFERRED INCOME TAX LIABILITIES:
Deferred policy acquisition costs.........................................................          237,947          296,687
Other.....................................................................................            3,457            5,655
                                                                                             --------------    --------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................          241,404          302,342
                                                                                             --------------    --------------
DEFERRED INCOME TAX LIABILITY.............................................................   $       33,291   $      135,648
                                                                                             ==============   ===============

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service ("IRS") to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

Significant management judgment is required in determining the provision for income taxes and, in particular, any valuation allowance recorded against our deferred tax assets. We carried a valuation allowance of $16,000 thousand on $224,113 thousand of deferred tax assets at December 31, 2008, due to uncertainties related to our ability to utilize some of the deferred tax assets that are expected to reverse as capital losses. The amount of the valuation allowance has been determined based on our estimates of taxable income over the periods in which the deferred tax assets will be recoverable.

We concluded that a valuation allowance on the remaining $208,113 thousand of deferred tax assets at December 31, 2008, was not required. Our methodology for determining the realizability of deferred tax assets involves estimates of future taxable income from our operations and consideration of available tax planning strategies and actions that could be implemented, if necessary. These estimates are projected through the life of the related deferred tax assets based on assumptions that we believe to be reasonable and consistent with current operating results. Changes in future operating results not currently forecasted may have a significant impact on the realization of deferred tax assets. In concluding that a valuation allowance was not required on the remaining deferred tax assets, we considered the more likely than not criteria pursuant to SFAS 109.

As of December 31, 2008, we had $1,491 thousand related to federal net operating losses which are scheduled to expire in 2028.

As of December 31, 2008, we had current taxes payable of $1,247 thousand.

We adopted the provisions of FASB Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES ("FIN 48") on January 1, 2007. As a result of the implementation of FIN 48, we recognized a decrease in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $1,000 thousand, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $1,840 thousand of total gross unrecognized tax benefits as of January 1, 2007.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

RECONCILIATION OF THE BEGINNING AND ENDING AMOUNT OF UNRECOGNIZED TAX BENEFITS:                    2008            2007
($ IN THOUSANDS)                                                                               ------------    ------------
Balance, beginning of year..................................................................   $        525    $      1,840
Additions (reductions) for tax positions of prior years.....................................          1,242           (975)
Settlements with taxing authorities.........................................................         (1,715)           (340)
                                                                                               -------------   -------------
BALANCE, END OF YEAR........................................................................   $         52    $        525
                                                                                               =============   =============

The amount of unrecognized tax benefits at December 31, 2008 that would, if recognized, impact the annual effective tax rate upon recognition was $52 thousand.

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increases to the unrecognized tax benefits that would have a material impact on the financial position of the company.

Our federal income tax returns are routinely audited by the IRS. During 2008, the IRS completed its examination of the 2004 and 2005 federal income tax returns. There is one issue, in the 2004 tax year, within the life insurance company tax group, which will proceed to the appeals level. The timing for resolution of this matter remains uncertain due to the nature of the appeals process. We do not believe that the appeals outcome will result in a material change in our financial position. Examinations have not commenced for tax years 2006 through 2007. We do not believe that the examination will result in a material change in our financial position. We are not currently under audit with any state taxing authorities.

We recognize interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense. The interest and penalties recorded during the twelve month periods ending December 31, 2008 and 2007 were not material. We did not have an accrual for the payment of interest and penalties as of December 31, 2008.


11.  RELATED PARTY TRANSACTIONS

CAPITAL CONTRIBUTIONS

During the year ended December 31, 2008, we received $169,934 thousand in capital contributions from Phoenix Life, of which $83,785 thousand was in cash and $86,149 was in securities.

RELATED PARTY TRANSACTIONS

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $221,925 thousand, $270,394 thousand and $203,521 thousand for the years ended December 31, 2008, 2007 and 2006, respectively. Amounts payable to Phoenix Life were $2,662 thousand and $27,263 thousand as of December 31, 2008 and 2007, respectively.

We have a contract with Phoenix Life whereby we cede to Phoenix Life certain of the liabilities related to guarantees on our annuity products. Because this contract does not transfer sufficient risk to qualify for reinsurance accounting, we account for ceded liabilities as a deposit asset. The asset on deposit with Phoenix Life was $2,150 thousand and $3,051 thousand at December 31, 2008 and 2007, respectively. This amount is included in our balance sheet in other general account assets. At December 31, 2008, the amount due from Phoenix Life under this contract was $4,808 thousand. At December 31, 2007, the amount due to Phoenix Life under this contract was $336 thousand.

Goodwin Capital Advisers, Inc. ("Goodwin"), an indirect wholly-owned subsidiary of PNX, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $1,982 thousand, $2,172 thousand and $2,439 thousand for the years ended December 31, 2008, 2007 and 2006, respectively. Amounts payable to Goodwin were $1 thousand and $15 thousand, as of December 31, 2008 and 2007, respectively.

Effective August 2007, Phoenix Variable Advisors, Inc ("PVA"), an indirect wholly-owned subsidiary of Phoenix Life, became the investment advisor for the variable product separate accounts. They receive variable product separate account fees on our behalf and forward them to us, net of sub-advisory fees they paid. Amounts receivable from PVA for those fees were $170 thousand and $276 thousand as of December 31, 2008 and 2007, respectively.

Effective in 2009, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, is the principal underwriter of our annuity contracts. Outside broker-dealers are licensed to sell our annuity contracts as well. Prior to December 31, 2008, a subsidiary of Virtus Investment Partners, Inc., a former affiliate, served as the principal underwriter of our annuity contracts. We incurred commissions for contracts underwritten by the former affiliate of $47,810 thousand, $48,331 thousand and $38,062 thousand for the years ended December 31, 2008, 2007 and 2006, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $186,112 thousand, $159,847 thousand and $105,993 thousand for the years ended December 31, 2008, 2007 and 2006, respectively. Amounts payable to Phoenix Life were $3,501 thousand and $13,684 thousand as of December 31, 2008 and 2007, respectively.

PREMIUM PROCESSING SERVICES

We provide payment processing services for Phoenix Life, wherein we receive deposits on Phoenix Life annuity contracts, and forward those payments to Phoenix Life. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2008 and 2007, we had amounts due to Phoenix Life of $2,766 thousand and $416 thousand, respectively. We do not charge any fees for this service.

We also provide payment processing services for Phoenix Life and Annuity, a wholly-owned indirect subsidiary of Phoenix Life, wherein we receive deposits on certain Phoenix Life and Annuity annuity contracts, and forward those payments to Phoenix Life and Annuity. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2008 and 2007, we had amounts due to Phoenix Life and Annuity of $27 thousand and $482 thousand, respectively. We do not charge any fees for this service.

In certain instances Phoenix Life and Phoenix Life and Annuity may receive premiums on behalf of PHL Variable. Amounts due from Phoenix Life were $591 thousand and $237 thousand as of December 31, 2008 and 2007, respectively. Amounts due from Phoenix Life and Annuity were $2,562 thousand and $15 thousand as of December 31, 2008 and 2007, respectively.

12.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

PNX has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. PNX also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. PNX's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

PNX sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. PNX also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

In addition to its pension plans, PNX currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of PNX's affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


13.  OTHER COMPREHENSIVE INCOME

SOURCES OF                                                              YEAR ENDED DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                  -------------------------------------------------------------------------------
($ IN THOUSANDS)                                        2008                      2007                      2006
                                             -------------------------------------------------------------------------------
                                                 GROSS         NET         GROSS         NET         GROSS         NET
                                              ----------   ----------   ----------   ----------   ----------   ----------
Unrealized losses on investments .......      $(303,833)   $ (71,010)   $  46,067)   $ (11,195)   $  (1,332)   $  (4,070)
Net realized investment losses on
  available-for-sale securities included
  in net income ........................         53,459       30,871        4,649        2,100        4,298        2,793
                                              ----------   ----------   ----------   ----------   ----------   ----------
Net unrealized investment gains (losses)       (250,374)     (40,139)     (41,418)      (9,095)       2,966       (1,277)
Net unrealized losses on derivative
  instruments ..........................             --           --           --           --       (1,241)        (807)
                                              ----------   ----------   ----------   ----------   ----------   ----------
Other comprehensive income (loss) ......       (250,374)   $ (40,139)     (41,418)   $  (9,095)       1,725    $  (2,084)
                                              ----------   ----------   ----------   ----------   ----------   ----------
Applicable deferred policy acquisition
  cost amortization........................    (193,545)                  (27,425)                    4,930
Applicable deferred income tax benefit.....     (16,690)                   (4,898)                   (1,121)
                                              ----------                ----------                ----------
Offsets to other comprehensive income......    (210,235)                  (32,323)                    3,809
                                              ----------                ----------                ----------
OTHER COMPREHENSIVE LOSS...................   $ (40,139)                $  (9,095)                $  (2,084)
                                              ==========                ==========                ==========

COMPONENTS OF ACCUMULATED                                              AS OF DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                             ------------------------------------------------
($ IN THOUSANDS)                                                 2008                      2007
                                                        -----------------------   ----------------------
                                                           GROSS         NET         GROSS        NET
                                                        ----------   ----------   ----------  ----------
Unrealized losses on investments ...................   $(306,376)   $ (51,923)   $ (56,002)   $ (11,784)
Unrealized gains on derivative instruments .........          --           --           --           --
                                                       ----------   ----------   ----------   ----------
Accumulated other comprehensive loss ...............    (306,376)   $ (51,923)     (56,002)   $ (11,784)
                                                       ----------   ==========   ----------   ==========
Applicable deferred policy acquisition costs .......    (231,418)                  (37,873)
Applicable deferred income taxes ...................     (23,035)                   (6,345)
                                                       ----------                ----------
Offsets to other comprehensive income ..............    (254,453)                  (44,218)
                                                                                 ----------
ACCUMULATED OTHER COMPREHENSIVE LOSS ...............   $ (51,923)                $ (11,784)
                                                       =========                 ==========

                                      F-30

14.  STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. The
State of Connecticut Insurance Department (the "Department") has adopted the
National Association of Insurance Commissioners' (the "NAIC's") Accounting
Practices and Procedures manual effective January 1, 2001 ("NAIC SAP") as a component of its prescribed or permitted statutory accounting practices. As of December 31, 2008, 2007 and 2006, the Department has not prescribed or permitted us to use any accounting practices that would materially deviate from NAIC SAP.
Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, INCOME TAXES, which limits deferred income tax assets based on admissibility tests.

Connecticut Insurance Law requires that Connecticut life insurers report their risk-based capital. Risk-based capital is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Connecticut
Insurance Law gives the Connecticut Commissioner of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain risk-based capital levels. Our risk-based capital was in excess of 325% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2008 and 2007.

STATUTORY FINANCIAL DATA:                                 AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                         ----------------------------------------
                                                            2008           2007            2006
                                                         ----------     ---------      ----------
Statutory capital and surplus ........................   $ 273,028      $ 167,436      $ 220,342
Asset valuation reserve ..............................         343         14,774         14,320
                                                         ----------     ---------      ----------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE   $ 273,371      $ 182,210      $ 234,662
                                                         ==========     ==========     ==========
STATUTORY GAIN (LOSS) FROM OPERATIONS ................   $(138,012)     $ (98,589)     $ (33,094)
                                                         ==========     ==========     ==========
STATUTORY NET INCOME (LOSS) ..........................   $(187,032)     $(102,297)     $ (33,994)
                                                         ==========     ==========     ==========

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2009 without prior approval.


15.  CONTINGENT LIABILITIES

LITIGATION AND ARBITRATION

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor or investment advisor.

It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

REGULATORY MATTERS

State regulatory bodies, the SEC, the Financial Industry Regulatory Authority ("FINRA"), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, in the fourth quarter of 2008, the State of Connecticut Insurance Department initiated the on-site portion of a routine financial examination of PHL Variable for the five year period ending December 31, 2008.

Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.


16.  SUBSEQUENT EVENTS

On March 3, 2009, State Farm informed us that it intends to suspend the sale of Phoenix products pending a re-evaluation of the relationship between the two companies. During 2008, State Farm was our largest distributor of annuity and life insurance products accounting for approximately 25% of our total life insurance premiums and approximately 72% of our annuity deposits.

On March 4, 2009, National Life Group also informed us that it intends to suspend the sale of Phoenix products. In 2008, National Life was our second largest distributor of annuity products accounting for approximately 13% of our annuity deposits.

On March 4, 2009, Fitch downgraded our financial strength rating to BBB+ from A and placed the rating on Rating Watch Negative.

On March 10, 2009, A.M. Best Company, Inc. downgraded our financial strength rating to B++ from A and maintained its negative outlook. On January 15, 2009, A.M Best Company, Inc. affirmed our financial strength rating of A and changed our outlook to negative from stable.

On March 10, 2009, Moody's Investor Services downgraded our financial strength rating to Baa2 from Baa1. The outlook is negative. On February 19, 2009, Moody's Investor Service downgraded our financial strength rating to Baa1 from A3. The ratings remain on review for possible further downgrade as was previously announced on December 9, 2008.

On March 10, 2009, Standard & Poor's downgraded our financial strength rating to BBB- from BBB and maintained it negative outlook. On March 2, 2009, Standard and Poor's downgraded our financial strength rating to BBB from BBB+. At the same time, Standard and Poor's removed the ratings from CreditWatch, where they had been placed with negative implications on February 10, 2009. The outlook is negative.

Effective March 12, 2009, National Financial Partners ("NFP") suspended sales of Phoenix products. In 2008, NFP accounted for approximately 11% of our total life insurance premiums.

The actions by these key distribution partners and rating agencies will likely have a material adverse effect on our future results. We are currently assessing the impact of these recent developments on our business prospects, operations and strategy.

On March 23, 2009, Dona D. Young announced her retirement from PNX. James D. Wehr, Senior Executive Vice President and Chief Investment Officer will replace her as President and Chief Executive Officer.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

     (a) Financial Statements


         (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2008; Statement of Operations for the period beginning April 7, 2008 (Inception) through December 31, 2008; and Notes to Financial Statements are filed herewith.

         (2) The financial statements of PHL Variable Insurance Company and the report of Independent Registered Public Accounting Firm thereto are contained in the Statement of Additional Information. The financial statements of PHL Variable Insurance Company include:
             Balance Sheets as of December 31, 2008 and 2007; Statements of Income and Comprehensive Income, Statements of Stockholder's Equity and Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006; and Notes to the Financial Statements are filed herewith.


     (b) Exhibits


         (1) Document establishing the PHL Variable Accumulation Account II is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on November 21, 2007.


         (2) Not Applicable.

         (3) Distribution of Contracts


             (a) Master Service and Distribution Compliance Agreement between
                 Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 (File
                 No. 033-87376), filed via EDGAR on April 30, 2002.

             (b) Form of Broker Dealer Supervisory and Service Agreement among
                 Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of contracts is incorporated by reference to Post-Effective Amendment No. 10 on Form N-4 (File No. 333-68164), filed via EDGAR on April 22, 2005.

         (4) (a) Form of Variable Annuity Contract (Phoenix Portfolio Advisor-Form No. PHL-2300-2) is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

             (b) Guaranteed Minimum Withdrawal Benefit Rider (Form
                 No. 07GMWBJNL) is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File
                 No. 333-147565), filed via EDGAR on April 4, 2008.

             (c) Guaranteed Minimum Death Benefit Rider (Form No. 08JNROP) is
                 incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4 (File No. 333-147565), filed via EDGAR on December 30, 2008.

         (5) Form of Application (Form No. PHL-6005-4) is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

         (6) (a) Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company is incorporated by reference to Initial Registration Statement on Form S-6 (File
                 No. 333-81458), filed via EDGAR on January 28, 2002.


             (b) Bylaws of PHL Variable Insurance Company as amended and restated effective May 16, 2002 is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File
                 No. 333-81458), filed via EDGAR on April 30, 2004.


         (7) (a) Reinsurance Agreement between PHL Variable Insurance Company and Jefferson National Life Insurance Company is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File
                 No. 333-147565), filed via EDGAR on April 4, 2008.

             (b) Reinsurance Agreement between Jefferson National Life
                 Insurance Company and PHL Variable Insurance Company is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.


         (8) (a) Participation Agreements

         (1) Amended and Restated Participation Agreement dated April 4, 2008 among PHL Variable Insurance Company Wanger Advisors Trust, Columbia Wanger Asset Management, LLP, and Columbia Management Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.


         (2) (a) Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company ("PHLVIC") is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

             (b) Amendment to Participation Agreement as of May 1, 2000 among
                 Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix HomeLife Mutual Insurance Company and PHLVIC is incorporated by reference to Post Effective-Amendment No. 5 on Form N-6 (File
                 No. 333-81458), filed via EDGAR on April 30, 2004.

             (c) Amendment to Participation Agreement as of May 3, 2004 by and
                 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File
                 No. 333-76778), filed via EDGAR on April 26, 2006.

             (d) Amendment No. 3 to Participation Agreement as of May 1, 2006
                 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File
                 No. 333-119916), filed via EDGAR on August 14, 2006.

             (e) Amendment No. 4 to Participation Agreement as of May 1, 2007,
                 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Equity Planning Corporation is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-146301), filed via EDGAR on December 21, 2007.

             (f) Amendment No. 5 to Participation Agreement as of March 1, 2008
                 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., PHL Variable Insurance Company, Phoenix Life Insurance Company, Phoenix Life and Annuity Company and Phoenix Equity Planning Corporation is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

         (3) Amended and Restated Participation Agreement dated April 1, 2008 among PHL Variable Insurance Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Products Fund V is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

         (4) (a) Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

             (b) Amendment No. 1 to Participation Agreement, dated February 1,
                 2008, by and among AIM Variable Insurance Funds, AIM Distributors, Inc., PHL Variable Insurance Company and Phoenix Equity Planning Corporation is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

         (5) (a) Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File
                 No. 033-06793), filed via EDGAR on April 30, 2004.

             (b) Amendment to Fund Participation Agreement dated February 1,
                 2008 among Rydex Variable Trust, Rydex Distributors, Inc. and PHL Variable Insurance Company is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

             (c) Consent to Assignment of Participation Agreement dated
                 February 1, 2008 among Rydex Distributors, Inc. and Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

         (6) (a) Fund Participation Agreement dated April 25, 2005 among PHL Variable Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

             (b) Amendment No. 1 to the Participation Agreement dated
                 February 1, 2008, by and among Lazard Asset Management Securities LLC, Lazard Retirement Series, Inc., and PHL Variable Insurance Company is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.


         (7) (a) Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File
                 No. 333-119916), filed via EDGAR on August 14, 2006.


             (b) Amendment No. 1 dated February 1, 2008 to the Participation
                 Agreement by and among PHL Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust (the "Fund") and Allianz Global Investors Distributors LLC is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

         (8) Fund Participation Agreement dated March 1, 2008 between Third Avenue Variable Series Trust and PHL Variable Insurance Company is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File
             No. 333-147565), filed via EDGAR on April 4, 2008.

         (9) Participation Agreement dated February 1, 2008 among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and PHL Variable Insurance Company is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on
             July 23, 2008.

        (10) Participation Agreement dated April 1, 2008 between Northern Lights Variable Trust and PHL Variable Insurance Company is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on
             July 23, 2008.

        (11) (a) Participation Agreement dated May 1, 2006 among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 9 (File No. 333-119916), filed via EDGAR on August 14, 2006.

             (b) Amendment No. 1 dated February 1, 2008 to Participation
                 Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PHL Variable Insurance Company is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on July 23, 2008.

        (12) Participation Agreement dated February 1, 2008 among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and PHL Variable Insurance Company is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on July 23, 2008.

        (13) (a) Amended and Restated Participation Agreement dated January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 27 on Form N-4 (File
                 No. 033-87376), filed via EDGAR on February 20, 2007.

             (b) Amendment 1 dated March 1, 2008 to Amended and Restated
                 Participation Agreement among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File
                 No. 333-147565), filed via EDGAR on April 4, 2008.

        (14) Participation Agreement dated April 1, 2008 among PHL Variable Insurance Company, The Dreyfus Corporation and Dreyfus Variable Investment Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on July 23, 2008.

        (15) Participation Agreement dated April 1, 2008 among
             AllianceBernstein LP, AllianceBernstein Investments, Inc., PHL Variable Insurance Company, and Phoenix Equity Planning Corporation is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on July 23, 2008.

        (16) Participation Agreement dated March 1, 2008 among PHL Variable Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on July 23, 2008.

        (17) Fund Participation Agreement dated March 1, 2008 between PHL Variable Insurance Company and Janus Aspen Series is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on July 23, 2008.

        (18) Participation Agreement dated March 1, 2008 among Pioneer Variable Contracts Trust, PHL Variable Insurance Company, Phoenix Equity Planning Corporation, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
             No. 333-147565), filed via EDGAR on July 23, 2008.

        (19) Participation Agreement dated February 1, 2008 among PHL Variable Insurance Company, Royce Capital Fund, and Royce Fund Services, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 1 Form N-4 (File No. 333-147565), filed via EDGAR on July 23, 2008.

        (20) Participation Agreement dated February 1, 2008 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and PHL Variable Insurance Company is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on July 23, 2008.

        (21) Participation Agreement dated April 11, 2008 among Vanguard Variable Insurance Fund, Vanguard Marketing Corporation, and PHL Variable Insurance Company is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on July 23, 2008.

     (b) Other Material Contracts:


         (1) Strategic Alliance Agreement by and among Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Jefferson National Financial Corporation and Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Equity Planning Corporation dated October 8, 2007 is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.


         (2) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds are incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2007: AIM Variable Insurance Funds, Fidelity Variable Insurance Products Trust , Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Oppenheimer Variable Account Funds, Phoenix Edge Series Fund, PIMCO Variable Insurance Trust, Rydex Variable Trust, Wanger Advisors Trust.


         (3) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds are incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on July 23, 2008: Dreyfus Investment Portfolios, Dreyfus and Dreyfus Variable Investment Fund, Financial Investors Variable Insurance Trust, Pioneer Variable Contracts Trust, Royce Capital Fund Trust and Third Avenue Variable Series Trust.

(9)  Written Opinion and Consent of Michele Drummey, Esq., is filed herewith.

(10) (a) Consent of Independent Registered Public Accounting Firm
         PriceWaterhouseCoopers LLP is filed herewith.

     (b) Consent of Independent Registered Public Accounting Firm BDO Seidman, LLP is filed herewith.

     (c) Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 7 on Form S-1 (File No. 333-87218), filed via EDGAR on April 20, 2009.


(11)  Not Applicable.

(12)  Not Applicable.

Item 25. Directors and Executive Officers of the Depositor.


Name                   Position
----                   ----------------------------------------------------------------
Philip K. Polkinghorn  Director and President
James D. Wehr          Director, Executive Vice President and Chief Investment Officer
John H. Beers          Vice President, Secretary and Chief Compliance Officer
Peter A. Hofmann       Senior Executive Vice President and Chief Financial Officer and
                       Treasurer
David R. Pellerin      Senior Vice President and Chief Accounting Officer
Tracy L. Rich          Executive Vice President and Assistant Secretary
Christopher M. Wilkos  Director, Senior Vice President and Corporate Portfolio
                       Manager



The business address of these individuals is One American Row, Hartford CT 06102-5056.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware


   The Phoenix Companies, Inc. (100%) Delaware
      Phoenix Distribution Holding Company (100%) Connecticut
      Phoenix Investment Management Company (100%) Connecticut
      Goodwin Capital Advisers, Inc. (100%) New York
      Phoenix Life Insurance Company (100%) New York
          Phoenix Foundation (0%) Connecticut
          Next Generation Ventures LLC (50%) Connecticut
          Phoenix Life Separate Account B (100%) New York
          Phoenix Life Separate Account C (100%) New York
          Phoenix Life Separate Account D (100%) New York
          Phoenix Life Variable Accumulation Account (100%) New York
          Phoenix Life Variable Universal Life Account (100%) New York
          PM Holdings, Inc. (100%) Connecticut
             American Phoenix Life and Reassurance Company (100%) Connecticut Phoenix Life and Reassurance Company of New York (100%) New York PFG Holdings, Inc. (100%) Pennsylvania
                 AGL Life Assurance Company (100%) Pennsylvania
                 Phoenix Equity Planning Corporation (100%) Delaware Philadelphia Financial Group, Inc. (100%) Delaware
             PHL Variable Insurance Company (100%) Connecticut
                 PHL Variable Accumulation Account (100%) Connecticut
                 PHL Variable Accumulation Account II (100%) Connecticut
                 PHL Variable Accumulation Account III (100%) Connecticut PHLVIC Variable Universal Life Account (100%) Connecticut PHL Variable Separate Account MVA1
             Phoenix Founders, Inc. (100%) Connecticut
             Phoenix International Capital Corporation (100%) Connecticut
                 Practicare, Inc. (100%) Delaware
             Phoenix Life and Annuity Company (100%) Connecticut
                 Phoenix Life and Annuity Variable Universal Life Account
              (100%) Connecticut
             Phoenix New England Trust Holding Company (100%) Connecticut Phoenix Variable Advisors, Inc. (100%) Delaware
             PML International Insurance Limited (100%) Bermuda
          The Phoenix Edge Series Fund (0%) Massachusetts business trust Phoenix National Trust Holding Company (100%) Connecticut
      Phoenix Life Solutions, Inc (100%) Delaware

The only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHL Variable Accumulation Account III, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1 and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.


Item 27. Number of Contract Owners.


   As of April 27, 2009, there were 3 qualified and 45 nonqualified contracts.


Item 28. Indemnification.

   Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

   Article VI. Section 6.01. of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

   Phoenix Equity Planning Corporation ("PEPCO").

   (a) PEPCO serves as the principal underwriter for the following entities:


The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account, and PHL Variable Separate Account MVA1.


   (b) Directors and Executive Officers of PEPCO.


Name                     Position
----                     ------------------------------------------------------------
Joseph A. Fillip, Jr. *  Vice President, General Counsel and Assistant Secretary
John K. Hillman*         Director, Vice President
Kent C. Keim*            Vice President and Treasurer
Todd R. Miller*          Vice President, Controller and Chief Financial Officer
Susan M. Oberlies*       Director, President, Corporate Counsel, Co-Chief Compliance
                         Officer and Secretary
Philip K. Polkinghorn**  Director
Katherine E. Storch**    Co-Chief Compliance Officer

--------

* The business address of this individual is 610 West Germantown Pike, Suite 460, Plymouth Meeting, PA 19462.

** The business address of this individual is One American Row, Hartford, CT
   06102-5056.


   (c)PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract:

(1)                   (2)            (3)
Name of         Net Underwriting Compensation     (4)
Principal        Discounts and        on       Brokerage      (5)
Underwriter       Commissions     Redemption  Commissions Compensation
-----------     ---------------- ------------ ----------- ------------
PEPCO..........       $  0           $  0        $  0         $  0

Item 30. Location of Accounts and Records.


The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, CT 06102-5056 and at the offices of Jefferson National Life Insurance Company located at 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.


Item 31. Management Services.

Not Applicable

Item 32. Undertakings.

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

     (b) Registrant hereby undertakes to include as part of the prospectus, a removeable post card that an applicant can use to request a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and

     (d) The following representation required by Section 26(f)(2)(A) of the Investment Company Act of 1940:


         PHL Variable Insurance Company represents that the fees and charges to be deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, PHL Variable Accumulation Account II, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 10 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 29th day of April, 2009.



                                          PHL VARIABLE ACCUMULATION ACCOUNT II
                                          (Registrant)

                                          By:
                                               ---------------------------------
                                               Philip K. Polkinghorn*
                                               Director and President
                                               of PHL Variable Insurance Company

                                          PHL VARIABLE INSURANCE COMPANY

                                          By:
                                               ---------------------------------
                                               Philip K. Polkinghorn*
                                               Director and President

                                          By:  /s/ Kathleen A. McGah
                                               ---------------------------------
                                               *Kathleen A. McGah



* As Attorney-in-Fact pursuant to Power of Attorney



   As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 10 to Registration Statement No. 333-147565 on April 29, 2009.



Signature                      Title
---------                      -----

-----------------------------  Director, President
* Philip K. Polkinghorn

-----------------------------  Chief Financial Officer
*Peter A. Hofmann

-----------------------------  Chief Accounting Officer
*David R. Pellerin

-----------------------------  Director
* Christopher M. Wilkos

-----------------------------  Director, Executive Vice
* James D. Wehr                President and Chief
                               Investment Officer




By:  /s/ Kathleen A. McGah
     --------------------------
     *Kathleen A. McGah As
     Attorney-in-Fact pursuant
     to Powers of Attorney

                                 EXHIBIT LIST



24(b)(9)     Written Opinion and Consent of Michele Drummey, Esq.

24(b)(10)(a) Consent of Independent Registered Public Accounting Firm
             PriceWaterhouseCoopers LLP

24(b)(10)(b) Consent of Independent Registered Public Accounting Firm
             BDO Seidman, LLP